UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05550

The Alger Portfolios

(Exact name of registrant as specified in charter)

100 Pearl Street,
New York, New York 10004

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: 12/31

Date of reporting period: December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS.

(a)	The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Alger Capital Appreciation Portfolio
Class I-2 / ALVOX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Alger Capital Appreciation Portfolio (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Portfolio (Class I-2 / ALVOX)	$115	0.93%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Fund returned 48.13% for the fiscal twelve-month period ended December 31, 2024, compared to the 33.36% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Health Care sectors provided the largest contributions to relative performance. Regarding individual positions, NVIDIA Corp.; AppLovin Corp.; Meta Platforms Inc.; Amazon.com, Inc.; and Natera, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Consumer Staples sectors were the largest detractors from relative performance. Regarding individual positions, Adobe Inc.; Snowflake, Inc.; DexCom, Inc.; Pinterest, Inc.; and Humana Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, and waning cloud optimization pressure also supported market sentiment.
U.S. Presidential Election Outcome	Positive	U.S. equities rallied after Donald Trump won the 2024 presidential election, spurring investor optimism about potential corporate tax cuts, deregulation, and economic growth policies that could boost corporate earnings.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve (the Fed) initiated a rate-cutting cycle with a 50-basis point (bp) reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Weakening Labor Market	Negative	Rising continuing jobless claims and a higher unemployment rate, increasing from 3.8% in December 2023 to 4.2% in November 2024, fueled worries about the labor market’s health and its impact on consumer spending.
Persistent Inflation	Negative	In the first half of 2024, concerns over persistently elevated services inflation led the Fed to delay rate cuts until September. Additionally, during the December Federal Open Market Committee (the "FOMC") meeting, the Fed lowered its forecast for 2025 rate cuts from 100 bps to 50 bps and raised its 2025 inflation expectations in its updated Summary of Economic Projections.
Rising Yield on the 10-Year U.S. Treasury Note	Negative	The yield on the U.S. 10-Year Treasury Note climbed 69 bps in 2024, driven by concerns over ballooning Treasury auction sizes and fiscal deficit spending.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I-2 shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of December 31, 2024)	1 Year	5 Years	10 Years
Alger Capital Appreciation Portfolio Class I-2	48.13%	17.84%	15.55%
Russell 1000 Growth Index	33.36%	18.96%	16.78%
S&P 500 Index	25.02%	14.53%	13.10%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended December 31, 2024.
Fund net assets	$649,434,104
Total number of portfolio holdings[1]	74
Portfolio turnover rate as of the end of the reporting period	66.83%
Total advisory fees paid	$4,412,832
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	14.8%
Consumer Discretionary	13.8%
Energy	0.5%
Financials	4.8%
Healthcare	5.8%
Industrials	8.6%
Information Technology	48.4%
Materials	0.2%
Real Estate	0.6%
Utilities	2.4%
Short-Term Investments and Other Net Assets	0.1%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective March 18, 2024, the Fund’s custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at https://connect.rightprospectus.com/Alger. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 223-3810 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.

Alger Capital Appreciation Portfolio
Class S
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Alger Capital Appreciation Portfolio (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Portfolio (Class S)	$147	1.19%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Fund returned 47.77% for the fiscal twelve-month period ended December 31, 2024, compared to the 33.36% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Health Care sectors provided the largest contributions to relative performance. Regarding individual positions, NVIDIA Corp.; AppLovin Corp.; Meta Platforms Inc.; Amazon.com, Inc.; and Natera, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Consumer Staples sectors were the largest detractors from relative performance. Regarding individual positions, Adobe Inc.; Snowflake, Inc.; DexCom, Inc.; Pinterest, Inc.; and Humana Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, and waning cloud optimization pressure also supported market sentiment.
U.S. Presidential Election Outcome	Positive	U.S. equities rallied after Donald Trump won the 2024 presidential election, spurring investor optimism about potential corporate tax cuts, deregulation, and economic growth policies that could boost corporate earnings.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve (the Fed) initiated a rate-cutting cycle with a 50-basis point (bp) reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Weakening Labor Market	Negative	Rising continuing jobless claims and a higher unemployment rate, increasing from 3.8% in December 2023 to 4.2% in November 2024, fueled worries about the labor market’s health and its impact on consumer spending.
Persistent Inflation	Negative	In the first half of 2024, concerns over persistently elevated services inflation led the Fed to delay rate cuts until September. Additionally, during the December Federal Open Market Committee (the "FOMC") meeting, the Fed lowered its forecast for 2025 rate cuts from 100 bps to 50 bps and raised its 2025 inflation expectations in its updated Summary of Economic Projections.
Rising Yield on the 10-Year U.S. Treasury Note	Negative	The yield on the U.S. 10-Year Treasury Note climbed 69 bps in 2024, driven by concerns over ballooning Treasury auction sizes and fiscal deficit spending.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class S shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of December 31, 2024)	1 Year	5 Years	10 Years
Alger Capital Appreciation Portfolio Class S	47.77%	17.55%	15.25%
Russell 1000 Growth Index	33.36%	18.96%	16.78%
S&P 500 Index	25.02%	14.53%	13.10%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended December 31, 2024.
Fund net assets	$649,434,104
Total number of portfolio holdings[1]	74
Portfolio turnover rate as of the end of the reporting period	66.83%
Total advisory fees paid	$4,412,832
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	14.8%
Consumer Discretionary	13.8%
Energy	0.5%
Financials	4.8%
Healthcare	5.8%
Industrials	8.6%
Information Technology	48.4%
Materials	0.2%
Real Estate	0.6%
Utilities	2.4%
Short-Term Investments and Other Net Assets	0.1%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective March 18, 2024, the Fund’s custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at https://connect.rightprospectus.com/Alger. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 223-3810 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.

Alger Large Cap Growth Portfolio
Class I-2 / AAGOX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Alger Large Cap Growth Portfolio (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Large Cap Growth Portfolio (Class I-2 / AAGOX)	$98	0.81%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Fund returned 42.89% for the fiscal twelve-month period ended December 31, 2024, compared to the 33.36% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Information Technology.
Contributors to Performance
The Information Technology and Industrials sectors provided the largest contributions to relative performance. Regarding individual positions, NVIDIA Corporation; AppLovin Corp.; Natera, Inc.; Amazon.com, Inc.; and Vertiv Holdings Co. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Consumer Staples sectors were the largest detractors from relative performance. Regarding individual positions, ASML Holding; Pinterest, Inc.; Shopify, Inc.; Adobe Inc.; and MarketAxess Holdings Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, and waning cloud optimization pressure also supported market sentiment.
U.S. Presidential Election Outcome	Positive	U.S. equities rallied after Donald Trump won the 2024 presidential election, spurring investor optimism about potential corporate tax cuts, deregulation, and economic growth policies that could boost corporate earnings.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve (the Fed) initiated a rate-cutting cycle with a 50-basis point (bp) reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Weakening Labor Market	Negative	Rising continuing jobless claims and a higher unemployment rate, increasing from 3.8% in December 2023 to 4.2% in November 2024, fueled worries about the labor market’s health and its impact on consumer spending.
Persistent Inflation	Negative	In the first half of 2024, concerns over persistently elevated services inflation led the Fed to delay rate cuts until September. Additionally, during the December Federal Open Market Committee (the "FOMC") meeting, the Fed lowered its forecast for 2025 rate cuts from 100 bps to 50 bps and raised its 2025 inflation expectations in its updated Summary of Economic Projections.
Rising Yield on the 10-Year U.S. Treasury Note	Negative	The yield on the U.S. 10-Year Treasury Note climbed 69 bps in 2024, driven by concerns over ballooning Treasury auction sizes and fiscal deficit spending.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I-2 shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of December 31, 2024)	1 Year	5 Years	10 Years
Alger Large Cap Growth Portfolio Class I-2	42.89%	16.79%	13.87%
Russell 1000 Growth Index	33.36%	18.96%	16.78%
S&P 500 Index	25.02%	14.53%	13.10%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended December 31, 2024.
Fund net assets	$371,400,083
Total number of portfolio holdings[1]	57
Portfolio turnover rate as of the end of the reporting period	68.97%
Total advisory fees paid	$2,374,810
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	12.6%
Consumer Discretionary	14.1%
Energy	0.3%
Exchange Traded Fund	2.4%
Financials	1.5%
Healthcare	8.7%
Industrials	12.1%
Information Technology	44.5%
Mutual Fund	2.7%
Short-Term Investments and Other Net Assets	1.1%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective March 18, 2024, the Fund’s custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at https://connect.rightprospectus.com/Alger. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 223-3810 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.

Alger Growth & Income Portfolio
Class I-2 / AIGOX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Alger Growth & Income Portfolio (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Growth & Income Portfolio (Class I-2 / AIGOX)	$95	0.85%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Fund returned 22.66% for the fiscal twelve-month period ended December 31, 2024, compared to the 25.02% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Financials. The largest sector overweight was Energy and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Health Care and Consumer Staples sectors provided the largest contributions to relative performance. Regarding individual positions, Broadcom Inc.; Apple Inc.; Microsoft Corp.; JPMorgan Chase & Co.; and Alphabet Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Information Technology sectors were the largest detractors from relative performance. Regarding individual positions, Adobe Inc.; Comcast Corp.; Crown Castle Inc.; TotalEnergies SE; and Prologis, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, and waning cloud optimization pressure also supported market sentiment.
U.S. Presidential Election Outcome	Positive	U.S. equities rallied after Donald Trump won the 2024 presidential election, spurring investor optimism about potential corporate tax cuts, deregulation, and economic growth policies that could boost corporate earnings.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve (the Fed) initiated a rate-cutting cycle with a 50-basis point (bp) reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Weakening Labor Market	Negative	Rising continuing jobless claims and a higher unemployment rate, increasing from 3.8% in December 2023 to 4.2% in November 2024, fueled worries about the labor market’s health and its impact on consumer spending.
Persistent Inflation	Negative	In the first half of 2024, concerns over persistently elevated services inflation led the Fed to delay rate cuts until September. Additionally, during the December Federal Open Market Committee (the "FOMC") meeting, the Fed lowered its forecast for 2025 rate cuts from 100 bps to 50 bps and raised its 2025 inflation expectations in its updated Summary of Economic Projections.
Rising Yield on the 10-Year U.S. Treasury Note	Negative	The yield on the U.S. 10-Year Treasury Note climbed 69 bps in 2024, driven by concerns over ballooning Treasury auction sizes and fiscal deficit spending.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I-2 shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of December 31, 2024)	1 Year	5 Years	10 Years
Alger Growth & Income Portfolio Class I-2	22.66%	14.35%	12.55%
S&P 500 Index	25.02%	14.53%	13.10%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended December 31, 2024.
Fund net assets	$42,522,205
Total number of portfolio holdings[1]	79
Portfolio turnover rate as of the end of the reporting period	3.34%
Total advisory fees paid	$205,111
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	9.8%
Consumer Discretionary	8.0%
Consumer Staples	6.2%
Energy	4.6%
Financials	14.5%
Healthcare	11.5%
Industrials	6.0%
Information Technology	33.0%
Materials	1.7%
Real Estate	2.9%
Utilities	1.6%
Short-Term Investments and Other Net Assets	0.2%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective March 18, 2024, the Fund’s custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at https://connect.rightprospectus.com/Alger. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 223-3810 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.

Alger Mid Cap Growth Portfolio
Class I-2 / AMGOX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Alger Mid Cap Growth Portfolio (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Portfolio (Class I-2 / AMGOX)	$101	0.91%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Fund returned 21.07% for the fiscal twelve-month period ended December 31, 2024, compared to the 22.10% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Health Care sectors provided the largest contributions to relative performance. Regarding individual positions, AppLovin Corp.; Vertiv Holdings Co.; Natera, Inc.; Spotify Technology SA; and Palantir Technologies Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Financials sectors were the largest detractors from relative performance. Regarding individual positions, DexCom, Inc.; MongoDB, Inc.; Super Micro Computer, Inc.; Lattice Semiconductor Corp.; and IDEXX Laboratories, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, and waning cloud optimization pressure also supported market sentiment.
U.S. Presidential Election Outcome	Positive	U.S. equities rallied after Donald Trump won the 2024 presidential election, spurring investor optimism about potential corporate tax cuts, deregulation, and economic growth policies that could boost corporate earnings.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve (the Fed) initiated a rate-cutting cycle with a 50-basis point (bp) reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Weakening Labor Market	Negative	Rising continuing jobless claims and a higher unemployment rate, increasing from 3.8% in December 2023 to 4.2% in November 2024, fueled worries about the labor market’s health and its impact on consumer spending.
Persistent Inflation	Negative	In the first half of 2024, concerns over persistently elevated services inflation led the Fed to delay rate cuts until September. Additionally, during the December Federal Open Market Committee (the "FOMC") meeting, the Fed lowered its forecast for 2025 rate cuts from 100 bps to 50 bps and raised its 2025 inflation expectations in its updated Summary of Economic Projections.
Rising Yield on the 10-Year U.S. Treasury Note	Negative	The yield on the U.S. 10-Year Treasury Note climbed 69 bps in 2024, driven by concerns over ballooning Treasury auction sizes and fiscal deficit spending.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I-2 shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of December 31, 2024)	1 Year	5 Years	10 Years
Alger Mid Cap Growth Portfolio Class I-2	21.07%	10.34%	9.79%
Russell Midcap Growth Index	22.10%	11.47%	11.54%
S&P 500 Index	25.02%	14.53%	13.10%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended December 31, 2024.
Fund net assets	$147,697,672
Total number of portfolio holdings[1]	67
Portfolio turnover rate as of the end of the reporting period	61.95%
Total advisory fees paid	$1,075,764
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	6.6%
Consumer Discretionary	10.7%
Exchange Traded Fund	3.6%
Financials	11.4%
Healthcare	7.7%
Industrials	20.5%
Information Technology	33.4%
Materials	1.4%
Real Estate	3.9%
Utilities	1.8%
Short-Term Investments and Other Net Assets	(1.0)%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective March 18, 2024, the Fund’s custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at https://connect.rightprospectus.com/Alger. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 223-3810 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.

Alger Small Cap Growth Portfolio
Class I-2 / AASOX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Alger Small Cap Growth Portfolio (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Portfolio (Class I-2 / AASOX)	$104	1.00%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Fund returned 8.13% for the fiscal twelve-month period ended December 31, 2024, compared to the 15.15% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Industrials.
Contributors to Performance
The Consumer Discretionary and Information Technology sectors provided the largest contributions to relative performance. Regarding individual positions, Q2 Holdings, Inc.; Vertex, Inc.; Astera Labs, Inc.; Shake Shack, Inc.; and Guidewire Software, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Industrials sectors were the largest detractors from relative performance. Regarding individual positions, Cabaletta Bio, Inc.; 908 Devices Inc.; Neogen Corp; Capri Holdings; and Sprout Social, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, and waning cloud optimization pressure also supported market sentiment.
U.S. Presidential Election Outcome	Positive	U.S. equities rallied after Donald Trump won the 2024 presidential election, spurring investor optimism about potential corporate tax cuts, deregulation, and economic growth policies that could boost corporate earnings.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve (the Fed) initiated a rate-cutting cycle with a 50-basis point (bp) reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Weakening Labor Market	Negative	Rising continuing jobless claims and a higher unemployment rate, increasing from 3.8% in December 2023 to 4.2% in November 2024, fueled worries about the labor market’s health and its impact on consumer spending.
Persistent Inflation	Negative	In the first half of 2024, concerns over persistently elevated services inflation led the Fed to delay rate cuts until September. Additionally, during the December Federal Open Market Committee (the "FOMC") meeting, the Fed lowered its forecast for 2025 rate cuts from 100 bps to 50 bps and raised its 2025 inflation expectations in its updated Summary of Economic Projections.
Rising Yield on the 10-Year U.S. Treasury Note	Negative	The yield on the U.S. 10-Year Treasury Note climbed 69 bps in 2024, driven by concerns over ballooning Treasury auction sizes and fiscal deficit spending.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I-2 shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of December 31, 2024)	1 Year	5 Years	10 Years
Alger Small Cap Growth Portfolio Class I-2	8.13%	4.16%	7.84%
Russell 2000 Growth Index	15.15%	6.86%	8.09%
S&P 500 Index	25.02%	14.53%	13.10%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended December 31, 2024.
Fund net assets	$150,208,435
Total number of portfolio holdings[1]	110
Portfolio turnover rate as of the end of the reporting period	51.26%
Total advisory fees paid	$1,241,647
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	0.6%
Consumer Discretionary	18.7%
Consumer Staples	2.6%
Energy	3.4%
Financials	2.6%
Healthcare	25.1%
Industrials	12.2%
Information Technology	31.4%
Materials	0.7%
Short-Term Investments and Other Net Assets	2.7%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective March 18, 2024, the Fund’s custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at https://connect.rightprospectus.com/Alger. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 223-3810 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.

Alger Balanced Portfolio
Class I-2 / ABLOX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Alger Balanced Portfolio (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Balanced Portfolio (Class I-2 / ABLOX)	$112	1.03%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Fund returned 17.07% during the fiscal twelve-month period ended December 31, 2024. The equity portion of the Fund underperformed the 25.02% return of the S&P 500 Index, and the fixed income portion of the Fund outperformed the 1.18% return of the Bloomberg U.S. Government/Credit Bond Index. Regarding the equity portion of the Fund, the largest sector weightings were Information Technology and Financials. The largest sector overweight was Financials and the largest sector underweight was Information Technology.
Contributors to Performance
The Financials and Consumer Staples sectors provided the largest contributions to relative performance. Regarding individual positions, Broadcom Inc.; Apple Inc.; Microsoft Corp. ; JPMorgan Chase & Co.; and Alphabet Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Information Technology and Consumer Discretionary sectors were the largest detractors from relative performance. Regarding individual positions, Adobe Inc.; Comcast Corp.; Crown Castle Inc.; TotalEnergies SE; and Prologis, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, and waning cloud optimization pressure also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve (the Fed) initiated a rate-cutting cycle with a 50-basis point (bp) reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Tighter Credit Spread	Positive for Fixed Income	Credit spreads narrowed during the period due to strong economic data.
Weakening Labor Market	Negative	Rising continuing jobless claims and a higher unemployment rate, increasing from 3.8% in December 2023 to 4.2% in November 2024, fueled worries about the labor market’s health and its impact on consumer spending.
Persistent Inflation	Negative	In the first half of 2024, concerns over persistently elevated services inflation led the Fed to delay rate cuts until September. Additionally, during the December Federal Open Market Committee (the "FOMC") meeting, the Fed lowered its forecast for 2025 rate cuts from 100 bps to 50 bps and raised its 2025 inflation expectations in its updated Summary of Economic Projections.
Rising Yield on the 10-Year U.S. Treasury Note	Negative for Fixed Income	The yield on the U.S. 10-Year Treasury Note climbed 69 bps in 2024, driven by concerns over ballooning Treasury auction sizes and fiscal deficit spending.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I-2 shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of December 31, 2024)	1 Year	5 Years	10 Years
Alger Balanced Portfolio Class I-2	17.07%	9.87%	8.92%
Bloomberg U.S. Gov't/Credit Bond Index	1.18%	(0.21)%	1.50%
S&P 500 Index	25.02%	14.53%	13.10%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended December 31, 2024.
Fund net assets	$61,285,298
Total number of portfolio holdings[1]	107
Portfolio turnover rate as of the end of the reporting period	12.82%
Total advisory fees paid	$425,091
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	7.2%
Consumer Discretionary	5.9%
Consumer Staples	4.6%
Energy	3.4%
Financials	10.7%
Healthcare	8.4%
Industrials	4.4%
Information Technology	24.3%
Materials	1.3%
Real Estate	2.1%
Utilities	1.2%
Total Equities	73.5%
Corporate Bonds	24.6%
U.S. Government Bonds	1.7%
Short-Term Investments and Other Net Assets	0.2%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective March 18, 2024, the Fund’s custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at https://connect.rightprospectus.com/Alger. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 223-3810 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.

ITEM 2. CODE OF ETHICS.

(a)	The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)	Not applicable

(c)	The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)	The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)	Not applicable
(f)	The Registrant's Code of Ethics is attached as an Exhibit hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant determined that Charles F. Baird Jr. is an audit committee financial expert (within the meaning of that phrase specified in the instructions to Form N-CSR) on the Registrant’s audit committee. Mr. Baird is an “independent” trustee – i.e., he is not an interested person of the Registrant as defined in the 1940 Act, nor has he accepted directly or indirectly any consulting, advisory or other compensatory fee from the Registrant, other than in his capacity as Trustee

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees:

December 31, 2024	$139,850
December 31, 2023	$135,100

(b) Audit-Related Fees: NONE

(c) Tax Fees for tax advice, tax compliance and tax planning:

December 31, 2024	$26,700
December 31, 2023	$25,800

(d) All Other Fees:

December 31, 2024	$24,777
December 31, 2023	$19,084

Other fees include a review and consent for Registrants registration statement filing and a review of the semi-annual financial statements.

(e) 1) Audit Committee Pre-Approval Policies And Procedures:

Audit and non-audit services provided by the Registrant’s independent registered public accounting firm (the “Auditors”) on behalf the Registrant must be pre-approved by the Audit Committee. Non-audit services provided by the Auditors on behalf of the Registrant’s Investment Adviser or any entity controlling, controlled by, or under common control with the Investment Adviser must be pre-approved by the Audit Committee if such non-audit services directly relate to the operations or financial reporting of the Registrant.

2) All fees in item 4(b) through 4(d) above were approved by the Registrants’ Audit Committee.

(f) Not Applicable

(g) Non-Audit Fees:

December 31, 2024	$351,512,	€106,362
December 31, 2023	$260,680,	€105,649

(h) The audit committee of the board of trustees has considered whether the provision of the non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control, with the adviser that provides ongoing services to the registrant that were not approved pursuant to (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

(i) Not Applicable

(j) Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
THE ALGER PORTFOLIOS
Alger Capital Appreciation Portfolio
ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
December 31, 2024

ALGER CAPITAL APPRECIATION PORTFOLIO

ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments December 31, 2024

	SHARES	VALUE
COMMON STOCKS—97.9%
AEROSPACE & DEFENSE—1.6%
HEICO Corp.	2,585	$ 614,558
HEICO Corp., Cl. A	30,445	5,665,206
TransDigm Group, Inc.	3,379	4,282,139

		10,561,903
APPAREL ACCESSORIES & LUXURY GOODS—0.3%
LVMH Moet Hennessy Louis Vuitton SE	2,687	1,767,490
APPLICATION SOFTWARE—6.4%
Adobe, Inc.*	7,262	3,229,266
AppLovin Corp., Cl. A*	95,246	30,843,512
Autodesk, Inc.*	8,973	2,652,150
Cadence Design Systems, Inc.*	15,288	4,593,432

		41,318,360
ASSET MANAGEMENT & CUSTODY BANKS—0.2%
Blackstone, Inc.	5,942	1,024,520
AUTOMOBILE MANUFACTURERS—2.9%
Tesla, Inc.*	47,553	19,203,803
BIOTECHNOLOGY—2.9%
Ascendis Pharma A/S ADR*	6,721	925,280
BioNTech SE ADR*	15,098	1,720,417
Natera, Inc.*	69,928	11,069,602
Nuvalent, Inc., Cl. A*	13,085	1,024,294
Sarepta Therapeutics, Inc.*	16,667	2,026,541
Vaxcyte, Inc.*	29,098	2,381,962

		19,148,096
BROADLINE RETAIL—9.6%
Amazon.com, Inc.*	228,008	50,022,675
Global-e Online Ltd.*	120,432	6,567,157
MercadoLibre, Inc.*	3,288	5,591,047

		62,180,879
BUILDING PRODUCTS—0.2%
Builders FirstSource, Inc.*	10,044	1,435,589
CASINOS & GAMING—0.6%
DraftKings, Inc., Cl. A*	97,937	3,643,256
COAL & CONSUMABLE FUELS—0.5%
Cameco Corp.	63,766	3,276,935
CONSTRUCTION & ENGINEERING—0.5%
Quanta Services, Inc.	10,302	3,255,947
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—0.3%
Wabtec Corp.	9,783	1,854,759
CONSTRUCTION MATERIALS—0.2%
Martin Marietta Materials, Inc.	3,117	1,609,930
See Notes to Financial Statements.

ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments December 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—97.9% (CONT.)
DIVERSIFIED BANKS—0.5%
Citigroup, Inc.	16,164	$ 1,137,784
Wells Fargo & Co.	31,491	2,211,928

		3,349,712
ELECTRIC UTILITIES—1.2%
Constellation Energy Corp.	13,749	3,075,789
NRG Energy, Inc.	38,404	3,464,809
PPL Corp.	39,883	1,294,602

		7,835,200
ELECTRICAL COMPONENTS & EQUIPMENT—2.2%
Eaton Corp. PLC	8,642	2,868,021
Vertiv Holdings Co., Cl. A	99,584	11,313,738

		14,181,759
ENVIRONMENTAL & FACILITIES SERVICES—2.4%
GFL Environmental, Inc.	358,313	15,959,261
FINANCIAL EXCHANGES & DATA—1.4%
Coinbase Global, Inc., Cl. A*	3,240	804,492
S&P Global, Inc.	16,217	8,076,552

		8,881,044
FOOTWEAR—0.2%
On Holding AG, Cl. A*	22,788	1,248,099
HEALTHCARE EQUIPMENT—2.2%
Boston Scientific Corp.*	70,539	6,300,544
Intuitive Surgical, Inc.*	14,923	7,789,209

		14,089,753
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.2%
Talen Energy Corp.*	21,742	4,380,361
Vistra Corp.	23,316	3,214,577

		7,594,938
INDUSTRIAL CONGLOMERATES—0.1%
Honeywell International, Inc.	2,068	467,141
INTERACTIVE HOME ENTERTAINMENT—0.9%
Roblox Corp., Cl. A*	12,449	720,299
Sea Ltd. ADR*	36,004	3,820,024
Take-Two Interactive Software, Inc.*	7,574	1,394,222

		5,934,545
INTERACTIVE MEDIA & SERVICES—9.5%
Alphabet, Inc., Cl. C	64,620	12,306,233
Meta Platforms, Inc., Cl. A	74,714	43,745,794
Nebius Group NV, Cl. A*	156,378	4,331,671
See Notes to Financial Statements.

ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments December 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—97.9% (CONT.)
INTERACTIVE MEDIA & SERVICES—9.5% (CONT.)
Pinterest, Inc., Cl. A*	45,488	$ 1,319,152

		61,702,850
INTERNET SERVICES & INFRASTRUCTURE—1.0%
Cloudflare, Inc., Cl. A*	40,911	4,405,296
Core Scientific, Inc.*	156,770	2,202,619

		6,607,915
INVESTMENT BANKING & BROKERAGE—0.5%
Goldman Sachs Group, Inc.	1,655	947,686
Robinhood Markets, Inc., Cl. A*	69,693	2,596,761

		3,544,447
MOVIES & ENTERTAINMENT—4.3%
Liberty Media Corp. Series C Liberty Formula One *	64,897	6,013,356
Netflix, Inc.*	18,005	16,048,217
Spotify Technology SA*	13,691	6,125,079

		28,186,652
OTHER SPECIALTY RETAIL—0.2%
Dick's Sporting Goods, Inc.	6,038	1,381,736
PASSENGER AIRLINES—1.3%
United Airlines Holdings, Inc.*	86,772	8,425,561
PHARMACEUTICALS—0.6%
Eli Lilly & Co.	5,395	4,164,940
SEMICONDUCTOR MATERIALS & EQUIPMENT—0.2%
ASML Holding NV ADR	1,477	1,023,679
SEMICONDUCTORS—20.0%
Advanced Micro Devices, Inc.*	18,789	2,269,523
Astera Labs, Inc.*	32,034	4,242,903
Broadcom, Inc.	102,909	23,858,423
NVIDIA Corp.	613,152	82,340,182
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	85,843	16,953,134

		129,664,165
SYSTEMS SOFTWARE—13.0%
Microsoft Corp.	191,094	80,546,121
ServiceNow, Inc.*	3,739	3,963,789

		84,509,910
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.6%
Apple, Inc.	170,247	42,633,254
TRANSACTION & PAYMENT PROCESSING SERVICES—2.2%
Block, Inc.*	10,892	925,711
See Notes to Financial Statements.

ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments December 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—97.9% (CONT.)
TRANSACTION & PAYMENT PROCESSING SERVICES—2.2% (CONT.)
Visa, Inc., Cl. A	42,925	$ 13,566,017

		14,491,728
TOTAL COMMON STOCKS (Cost $306,216,181)		636,159,756
PREFERRED STOCKS—1.3%
APPLICATION SOFTWARE—1.3%
Databricks, Inc. Series J(a),*,@	68,003	6,290,278
SB Technology, Inc. Series E(a),*,@	102,616	1,766,021

		8,056,299
DATA PROCESSING & OUTSOURCED SERVICES—0.0%
Chime Financial, Inc.,Series G(a),*,@	6,689	238,061
TOTAL PREFERRED STOCKS (Cost $8,518,307)		8,294,360
REAL ESTATE INVESTMENT TRUST—0.6%
DATA CENTER—0.6%
Equinix, Inc.	3,878	3,656,528
(Cost $3,402,948)		3,656,528
SPECIAL PURPOSE VEHICLE—0.1%
DATA PROCESSING & OUTSOURCED SERVICES—0.1%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		412,737
(Cost $475,000)		412,737

Total Investments (Cost $318,612,436)	99.9%	$648,523,381
Affiliated Securities (Cost $475,000)		412,737
Unaffiliated Securities (Cost $318,137,436)		648,110,644
Other Assets in Excess of Liabilities	0.1%	910,723
NET ASSETS	100.0%	$649,434,104

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 10 - Affiliated Securities.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments December 31, 2024  (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 12/31/2024
Chime Financial, Inc.,Series G	8/24/21	$462,008	$238,061	0.0%
Crosslink Ventures C, LLC, Cl. A	10/2/20	475,000	412,737	0.1%
Databricks, Inc. Series J	12/17/24	6,290,278	6,290,278	1.0%
SB Technology, Inc. Series E	10/23/24	1,766,021	1,766,021	0.3%
Total			$8,707,097	1.4%
See Notes to Financial Statements.

ALGER CAPITAL APPRECIATION PORTFOLIO
Statement of Assets and Liabilities December 31, 2024

Alger Capital Appreciation Portfolio
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedule of investments	$648,110,644
Investments in affiliated securities, at value (Identified cost below)** see accompanying schedule of investments	412,737
Receivable for investment securities sold	7,472,013
Receivable for shares of beneficial interest sold	45,664
Dividends and interest receivable	89,586
Prepaid expenses	21,448
Total Assets	656,152,092
LIABILITIES:
Payable for investment securities purchased	4,219,035
Payable for shares of beneficial interest redeemed	1,849,282
Bank overdraft	57,980
Accrued investment advisory fees	474,083
Accrued distribution fees — Note 3	11,085
Accrued shareholder administrative fees	5,853
Accrued administrative fees	16,095
Accrued fund accounting fees	34,309
Accrued printing fees	26,012
Accrued transfer agent fees	9,890
Accrued custodian fees	7,990
Accrued professional fees	5,874
Accrued other expenses	500
Total Liabilities	6,717,988
NET ASSETS	$649,434,104
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	294,937,034
Distributable earnings	354,497,070
NET ASSETS	$649,434,104
* Identified cost	$318,137,436 (a)
** Identified cost	$475,000 (a)

See Notes to Financial Statements.

ALGER CAPITAL APPRECIATION PORTFOLIO
Statement of Assets and Liabilities December 31, 2024 (Continued)

Alger Capital Appreciation Portfolio
NET ASSETS BY CLASS:
Class I-2	$600,470,971
Class S	$48,963,133
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 6:
Class I-2	5,182,322
Class S	476,631
NET ASSET VALUE PER SHARE:
Class I-2	$115.87
Class S	$102.73

(a)
At December 31, 2024, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $324,006,973, amounted to $324,446,988, which consisted of aggregate gross unrealized appreciation of
$331,745,178, and aggregate gross unrealized depreciation of $7,298,190.

See Notes to Financial Statements.

ALGER CAPITAL APPRECIATION PORTFOLIO
Statement of Operations for the year ended December 31, 2024

Alger Capital Appreciation Portfolio
INCOME:
Dividends (net of foreign withholding taxes*)	$2,606,074
Interest	139,136
Total Income	2,745,210
EXPENSES:
Investment advisory fees — Note 3	4,412,832
Distribution fees - Class S — Note 3	115,869
Shareholder administrative fees — Note 3	54,480
Administration fees — Note 3	149,818
Fund accounting fees	96,244
Registration fees	89,301
Printing fees	82,423
Transfer agent fees	63,212
Professional fees	38,833
Trustee fees — Note 3	29,838
Interest expense — Note 3	20,031
Custodian fees	19,980
Other expenses	21,092
Total Expenses	5,193,953
NET INVESTMENT (LOSS)	(2,448,743)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	55,130,403
Net realized (loss) on foreign currency transactions	(1,503)
Net realized gain on investments and foreign currency	55,128,900
Net change in unrealized appreciation on unaffiliated investments	152,626,048
Net change in unrealized (depreciation) on affiliated investments	(13,471)
Net change in unrealized (depreciation) on foreign currency	(1,907)
Net change in unrealized appreciation on investments and foreign currency	152,610,670
Net realized and unrealized gain on investments and foreign currency	207,739,570
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$205,290,827
* Foreign withholding taxes	$39,587
See Notes to Financial Statements.

ALGER CAPITAL APPRECIATION PORTFOLIO
Statements of Changes in Net Assets

	Alger Capital Appreciation Portfolio
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Net investment (loss)	$(2,448,743)	$(1,050,686)
Net realized gain on investments and foreign currency	55,128,900	16,384,580
Net change in unrealized appreciation on investments and foreign currency	152,610,670	128,063,360
Net increase in net assets resulting from operations	205,290,827	143,397,254
Net dividends and distributions to shareholders:
Total dividends and distributions to shareholders	—	—
Increase (decrease) from shares of beneficial interest transactions — Note 6:
Class I-2	20,215,227	(53,471,205)
Class S	(11,187,115)	(8,375,067)
Net increase (decrease) from shares of beneficial interest transactions — Note 6	9,028,112	(61,846,272)
Total increase	214,318,939	81,550,982
Net Assets:
Beginning of period	435,115,165	353,564,183
END OF PERIOD	$649,434,104	$435,115,165
See Notes to Financial Statements.

ALGER CAPITAL APPRECIATION PORTFOLIO
Financial Highlights for a share outstanding throughout the period

Alger Capital Appreciation Portfolio	Class I-2
	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021	Year Ended 12/31/2020
Net asset value, beginning of period	$78.22	$54.65	$94.33	$99.96	$80.93
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.42)	(0.16)	(0.08)	(0.52)	(0.25)
Net realized and unrealized gain (loss) on investments	38.07	23.73	(34.22)	19.51	33.91
Total from investment operations	37.65	23.57	(34.30)	18.99	33.66
Distributions from net realized gains	—	—	(5.38)	(24.62)	(14.63)
Net asset value, end of period	$115.87	$78.22	$54.65	$94.33	$99.96
Total return(b)	48.13%	43.13%	(36.52) %	19.13%	41.75%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$600,471	$392,988	$317,119	$584,908	$573,297
Ratio of net expenses to average net assets	0.93%	0.95%	0.94%	0.91%	0.93%
Ratio of net investment loss to average net assets	(0.43) %	(0.24) %	(0.11) %	(0.47) %	(0.27) %
Portfolio turnover rate	66.83%(c)	79.29%	107.04%	89.50%	89.91%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Total return does not include any fees and expenses imposed by variable annuity contracts and variable life insurance policies.
(c)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

ALGER CAPITAL APPRECIATION PORTFOLIO
Financial Highlights for a share outstanding throughout the period

Alger Capital Appreciation Portfolio	Class S
	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021	Year Ended 12/31/2020
Net asset value, beginning of period	$69.52	$48.69	$85.16	$92.49	$75.85
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.59)	(0.29)	(0.23)	(0.73)	(0.45)
Net realized and unrealized gain (loss) on investments	33.80	21.12	(30.86)	18.02	31.72
Total from investment operations	33.21	20.83	(31.09)	17.29	31.27
Distributions from net realized gains	—	—	(5.38)	(24.62)	(14.63)
Net asset value, end of period	$102.73	$69.52	$48.69	$85.16	$92.49
Total return(b)	47.77%	42.78%	(36.69) %	18.83%	41.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$48,963	$42,127	$36,445	$61,345	$58,436
Ratio of net expenses to average net assets	1.19%	1.20%	1.19%	1.16%	1.18%
Ratio of net investment loss to average net assets	(0.69) %	(0.49) %	(0.36) %	(0.72) %	(0.52) %
Portfolio turnover rate	66.83%(c)	79.29%	107.04%	89.50%	89.91%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Total return does not include any fees and expenses imposed by variable annuity contracts and variable life insurance policies.
(c)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

ALGER CAPITAL APPRECIATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

NOTE 1 — General:

The Alger Portfolios (the “Fund”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Fund operates as a series company currently offering six series of shares of beneficial interest: Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Growth & Income Portfolio, Alger Mid Cap Growth Portfolio, Alger Small Cap Growth Portfolio and Alger Balanced Portfolio (collectively, the “Portfolios”). These financial statements include only the Alger Capital Appreciation Portfolio (the “Portfolio”). The Portfolio invests primarily in equity securities and has an investment objective of long-term capital appreciation. Shares of the Portfolio are available to investment vehicles for variable annuity contracts and variable life insurance policies offered by separate accounts of life insurance companies, as well as qualified pension and retirement plans.
The Portfolio offers Class I-2 shares and Class S shares. Each class has identical rights to assets and earnings except that only Class S shares have a plan of distribution and bear the related expenses. Effective April 30, 2021, the Board of Trustees of the Fund (the “Board”) authorized a partial closing of the Portfolio’s Class S shares. Existing investors that hold Class S shares who had an open account with the Portfolio on April 30, 2021 may continue to invest in additional Class S shares of the Portfolio through exchanges, dividend reinvestment and additional purchases as provided in the Portfolio’s prospectus.
Effective March 18, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York (collectively, the “Custodian”).
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Portfolio values its financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees of the Fund (the "Board"). Investments held by the Portfolio are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Portfolio's investment adviser, Fred Alger Management, LLC (“Alger Management” or the “Investment Manager”) as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Portfolio to assist in performing the duties and responsibilities of the Valuation Designee.

ALGER CAPITAL APPRECIATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Portfolio. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Portfolio having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act, including money market funds, are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Securities in which the Portfolio invests may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of  the foreign markets and the close of  the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of  these securities as of  the close of  the NYSE. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.

ALGER CAPITAL APPRECIATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Portfolio. Unobservable inputs are inputs that reflect the Portfolio's own assumptions based on the best information available in these circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The Portfolio's quantitative summary by Level can be found in Note 8.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)
The Portfolio's valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Portfolio may significantly differ from the valuations that would have been assigned by the Portfolio had there been an active market for such securities.

ALGER CAPITAL APPRECIATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars and foreign cash.
(c) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.
Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.
(d) Foreign Currency Transactions: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.  The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the accompanying Statement of Operations.
(e) Lending of  Fund Securities: The Portfolio may lend its securities to financial institutions (other than to the Investment Manager or its affiliates), provided that the market value of the securities loaned will not at any time exceed one third of the Portfolio’s total assets including borrowings, as defined in its prospectus. The Portfolio may earn fees on the securities loaned, which are included in income from securities lending in the accompanying Statement of Operations, if applicable. In order to protect against the risk of  failure by the borrower to return the securities loaned or any delay in the delivery of  such securities, the loan is collateralized by cash or securities that are maintained with the Custodian, in an amount equal to at least 102% of  the current market value of  U.S. loaned securities or 105% for non-U.S. loaned securities. The market value of the loaned securities is determined at the close of each business day of the Portfolio. Any required additional collateral is delivered to the Custodian each day and any excess collateral is returned to the borrower on the next business day. In the event the borrower fails to return the loaned securities when due, the Portfolio may take  the collateral to replace the securities. If  the value of  the collateral is less than the purchase cost of  replacement securities, the Custodian shall be responsible for any shortfall, but only to the extent that the shortfall is not due to

ALGER CAPITAL APPRECIATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

any diminution in collateral value, as defined in the securities lending agreement. The Portfolio is required to maintain the collateral in a segregated account and determine its value each day until the loaned securities are returned.  Cash collateral may be invested as determined by the Portfolio. Collateral is returned to the borrower upon settlement of the loan. There were no securities loaned as of December 31, 2024.
(f) Dividends to Shareholders: Dividends and distributions payable to shareholders are recorded by the Portfolio on the ex-dividend date. The Portfolio declares and pays dividends from net investment income, if available, annually. Dividends from net realized gains, offset by any loss carryforward, are declared and paid annually. Each share class is treated separately in determining the amount of dividends from net investment income payable to holders of its shares.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Portfolio’s distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income, net realized gain on investment transactions, or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the differences in tax treatment of net operating losses and foreign currency transactions. The reclassifications are done annually at year-end and have no impact on the net asset value of the Portfolio and are designed to present the Portfolio’s capital accounts on a tax basis.
(g) Federal Income Taxes: It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code Subchapter M applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Provided that the Portfolio maintains such compliance, no federal income tax provision is required.
FASB Accounting Standards Codification 740 – Income Taxes (“ASC 740”) requires the Portfolio to measure and recognize in its financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. No tax years are currently under investigation. The Portfolio files income tax returns in the U.S. Federal jurisdiction, as well as the New York State and New York City jurisdictions. The statute of limitations on the Portfolio's tax returns remains open for the tax years 2020-2023. Alger Management does not believe there are any uncertain tax positions that require recognition of a tax liability.
(h) Allocation Methods: The Fund accounts separately for the assets, liabilities and operations of the Portfolio. Expenses directly attributable to the Portfolio are

ALGER CAPITAL APPRECIATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

charged to the Portfolio’s operations; expenses which are applicable to all Portfolios are allocated among them based on net assets. Income, realized and unrealized gains and losses, and expenses of the Portfolio are allocated among the Portfolio’s classes based on relative net assets, with the exception of distribution fees, transfer agency fees, and shareholder servicing and related fees.
(i) Segment Reporting: During the year ended December 31, 2024, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses and, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance. The Principal Executive Officer of the Fund, acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Investment Manager.
(j) Estimates: These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, which require using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates. All such estimates are of a normal recurring nature.
NOTE 3 — Investment Advisory Fees and Other Transactions with Affiliates:

(a) Investment Advisory Fees: Fees incurred by the Portfolio, pursuant to the provisions of the Fund's Investment Advisory Agreement with the Investment Manager, are payable monthly and computed based on the following annual rates. The actual rate paid as a percentage of average daily net assets, for the year ended December 31, 2024, is set forth below under the heading “Actual Rate”:

	Tier 1	Tier 2	Tier 3	Tier 4	Tier 5	Actual Rate
Alger Capital Appreciation Portfolio(a)	0.81%	0.65%	0.60%	0.55%	0.45%	0.81%

(a)
Tier 1 rate is paid on assets up to $2 billion, Tier 2 rate is paid on assets between $2 billion and $3 billion, Tier 3 rate is paid on assets between $3 billion and $4 billion, Tier 4 rate is paid on assets between $4 billion and $5 billion, and
Tier 5 rate is paid on assets in excess of $5 billion.

ALGER CAPITAL APPRECIATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

(b) Administration Fees: Fees incurred by the Portfolio, pursuant to the provisions of the Fund's Fund Administration Agreement with the Investment Manager, are payable monthly and computed based on the average daily net assets of the Portfolio at the annual rate of 0.0275%.
(c) Distribution Fees: The Fund adopted a Distribution Plan pursuant to which Class S shares of the Portfolio pay Fred Alger & Company, LLC, the Fund’s distributor and an affiliate of Alger Management (the “Distributor” or “Alger LLC”), a fee at the annual rate of 0.25% of the average daily net assets of the Class S shares of the Portfolio to compensate Alger LLC for its activities and expenses incurred in distributing the Class S shares and/or shareholder servicing. Fees paid may be more or less than the expenses incurred by Alger LLC.
(d) Brokerage Commissions: During the year ended December 31, 2024, the Portfolio paid Alger LLC $21,279 in connection with securities transactions.
(e) Shareholder Administrative Fees: The Fund has entered into a Shareholder Administrative Services Agreement with Alger Management to compensate Alger Management for providing administrative oversight of  the Fund’s transfer agent, and for other related services. The Portfolio compensates Alger Management at the annual rate of  0.01% of  the average daily net assets for these services.
(f) Trustee Fees: Each trustee who is not an “interested person” of  the Fund, as defined in the 1940 Act (“Independent Trustee”), receives a fee of  $165,400 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex, plus travel expenses incurred for attending board meetings.  The term “Alger Fund Complex” refers to the Fund, The Alger Institutional Funds, The Alger Funds II, The Alger Funds, Alger Global Equity Fund (formerly Alger Global Focus Fund) and The Alger ETF Trust, each of  which is a registered investment company managed by Alger Management. The Independent Trustee appointed as Chair of  the Board receives additional compensation of  $22,000 per annum paid pro rata based on net assets by each fund in the Alger Fund Complex. Additionally, each member of the Audit Committee receives a fee of $13,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex.
The Board has adopted a policy requiring Independent Trustees to receive a minimum of 10% of their annual compensation in shares of one or more of the funds in the Alger Fund Complex.
(g) Interfund Trades: The Portfolio may engage in purchase and sale transactions with other funds advised by Alger Management or sub-advised by Weatherbie Capital LLC or Redwood Investments, LLC, affiliates of Alger Management. For the year ended December 31, 2024, there were no interfund trades.

ALGER CAPITAL APPRECIATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

(h) Interfund Loans: The Portfolio, along with other funds in the Alger Fund Complex, may borrow money from and lend money to each other for temporary or emergency purposes. To the extent permitted under its investment restrictions, the Portfolio may lend uninvested cash in an amount up to 15% of  its net assets to other funds in the Alger Fund Complex. If  the Portfolio has borrowed from other funds in the Alger Fund Complex and has aggregate borrowings from all sources that exceed 10% of  the Portfolio's total assets, the Portfolio will secure all of its loans from other funds in the Alger Fund Complex. The interest rate charged on interfund loans is equal to the average of the overnight U.S. Treasury money market rate and bank loan rate available to the Portfolio. There were no interfund loans outstanding as of December 31, 2024.
During the year ended December 31, 2024, the Portfolio earned interfund loan interest income of $5,275 and incurred interfund loan interest expense of $16,482, which are included in interest income and interest expense, respectively, in the accompanying Statement of Operations.
(i) Other Transactions with Affiliates: Certain officers and one Trustee of the Fund are directors and/or officers of Alger Management, the Distributor, or their affiliates. No shares of the Portfolio were held by Alger Management and its affiliated entities as of December 31, 2024.
NOTE 4 — Securities Transactions:

The following summarizes the securities transactions by the Portfolio, other than U.S. Government securities, in-kind transactions, and short-term securities, for the year ended December 31, 2024:

	PURCHASES	SALES
Alger Capital Appreciation Portfolio	$360,617,798	$430,652,242
NOTE 5 — Borrowings:

The Portfolio may borrow from the Custodian on an uncommitted basis. The Portfolio pays the Custodian a market rate of interest, generally based upon a rate of return with respect to each respective currency borrowed, taking into consideration relevant overnight and short-term reference rates and the range of distribution between and among the interest rates paid on deposits to other institutions, less applicable commissions, if any. Borrowings from the Custodian, if any, are included in Bank overdraft in the Statement of Assets and Liabilities. The Portfolio may also borrow from other funds in the Alger Fund Complex, as discussed in Note 3(h). For the year ended December 31, 2024, the Portfolio had the following borrowings from the Custodian and other funds in the Alger Fund Complex:

ALGER CAPITAL APPRECIATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

	AVERAGE DAILY BORROWING	WEIGHTED AVERAGE INTEREST RATE
Alger Capital Appreciation Portfolio	$321,529	6.28%
The highest amount borrowed by the Portfolio from the Custodian and other funds in the Alger Fund Complex during the year ended December 31, 2024 was as follows:

HIGHEST BORROWING
Alger Capital Appreciation Portfolio	$9,404,086
NOTE 6 — Share Capital:

The Portfolio has an unlimited number of authorized shares of beneficial interest of $.001 par value. During the year ended December 31, 2024 and the year ended December 31, 2023, transactions of shares of beneficial interest were as follows:

	FOR THE YEAR ENDED December 31, 2024		FOR THE YEAR ENDED December 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Capital Appreciation Portfolio
Class I-2:
Shares sold	734,604	$72,803,598	731,090	$49,647,944
Dividends reinvested	—	—	—	—
Shares redeemed	(1,418,734)	(136,959,230)	(1,509,395)	(103,119,149)
Subscriptions in kind[1]	842,109	84,370,859	—	—
Net increase (decrease)	157,979	$20,215,227	(778,305)	$(53,471,205)
Class S:
Shares sold	21,873	$1,811,512	24,441	$1,508,338
Dividends reinvested	—	—	—	—
Shares redeemed	(151,242)	(12,998,627)	(166,915)	(9,883,405)
Net decrease	(129,369)	$(11,187,115)	(142,474)	$(8,375,067)

[1]	Certain shareholders of the Fund subscribed for shares in-kind.
Subscriptions In-Kind: The Portfolio may receive payment for Portfolio shares wholly or in-part by receiving portfolio securities from shareholders. For the year ended December 31, 2024, the Portfolio had subscriptions in-kind in the amount of $84,370,859.
NOTE 7 — Income Tax Information:

The tax character of distributions paid during the year ended December 31, 2024 and the year ended December 31, 2023 was as follows:

ALGER CAPITAL APPRECIATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

	FOR THE YEAR ENDED December 31, 2024	FOR THE YEAR ENDED December 31, 2023
Alger Capital Appreciation Portfolio
Distributions paid from:
Ordinary Income	$—	$—
Long-term capital gains	—	—
Total distributions paid	$—	$—
As of December 31, 2024, the components of accumulated earnings (losses) on a tax basis were as follows:

Alger Capital Appreciation Portfolio
Undistributed ordinary income	$—
Undistributed long-term gains	30,050,082
Net accumulated earnings	30,050,082
Capital loss carryforwards	—
Late year ordinary income losses	—
Net unrealized appreciation	324,446,988
Total accumulated earnings	$354,497,070
During the year ended December 31, 2024, the Portfolio utilized capital loss carryforwards of $21,137,808.
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is determined annually and is attributable primarily to the tax deferral of losses on wash sales, U.S. Internal Revenue Code Section 988 currency transactions, tax treatment of partnership investments, the realization of unrealized appreciation of passive foreign investment companies, and the return of capital from real estate investment trust investments.
The Portfolio accrues tax on unrealized gains in foreign jurisdictions that impose a foreign capital tax, if applicable.
Permanent differences, primarily from net operating losses and real estate investment trusts and partnership investments sold by the Portfolio, resulted in the following reclassifications among the Portfolio's components of net assets at December 31, 2024:

Alger Capital Appreciation Portfolio
Distributable earnings	$2,563,222
Paid-in Capital	$(2,563,222)

ALGER CAPITAL APPRECIATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

NOTE 8 — Fair Value Measurements:

The following is a summary of the inputs used as of December 31, 2024 in valuing the Portfolio's investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with its  investments, the Portfolio has determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$95,824,047	$95,824,047	$—	$—
Consumer Discretionary	89,425,263	87,657,773	1,767,490	—
Energy	3,276,935	3,276,935	—	—
Financials	31,291,451	31,291,451	—	—
Healthcare	37,402,789	37,402,789	—	—
Industrials	56,141,920	56,141,920	—	—
Information Technology	305,757,283	305,757,283	—	—
Materials	1,609,930	1,609,930	—	—
Utilities	15,430,138	15,430,138	—	—
TOTAL COMMON STOCKS	$636,159,756	$634,392,266	$1,767,490	$—
PREFERRED STOCKS
Information Technology	8,294,360	—	—	8,294,360
REAL ESTATE INVESTMENT TRUST
Real Estate	3,656,528	3,656,528	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	412,737	—	—	412,737
TOTAL INVESTMENTS IN SECURITIES	$648,523,381	$638,048,794	$1,767,490	$8,707,097

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Portfolio	Preferred Stocks
Opening balance at January 1, 2024	$245,821
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(7,760)
Purchases and Sales/Distributions
Purchases	8,056,299
Sales/Distributions	—
Closing balance at December 31, 2024	8,294,360
Net change in unrealized appreciation (depreciation) attributable to investments still held at December 31, 2024*	(7,760)

ALGER CAPITAL APPRECIATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Portfolio	Special Purpose Vehicle
Opening balance at January 1, 2024	$426,208
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(13,471)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at December 31, 2024	412,737
Net change in unrealized appreciation (depreciation) attributable to investments still held at December 31, 2024*	(13,471)

*	Net change in unrealized appreciation (depreciation) is included in the net change in unrealized appreciation (depreciation) on investments in the accompanying Statement of Operations.
The following table provides quantitative information about the Portfolio's Level 3 fair value measurements of its investments as of December 31, 2024. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to the Portfolio's fair value measurements.

	Fair Value December 31, 2024	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Alger Capital Appreciation Portfolio
Preferred Stocks	$2,004,082	Market Approach	Revenue Multiple	9.00x - 22.91x	21.26x
	6,290,278	Market Approach	Transaction Price**	N/A	N/A*
Special Purpose Vehicle	412,737	Market Approach	Revenue Multiple	9.00x	N/A*

*	Each security type listed and respective valuation methodology and unobservable input, represents only one investment.
**
Fair value was determined based on the recent acquisition price (transaction price) as a best measure of fair value with no material changes in valuation assumptions since the acquisition date of December 17, 2024 for Databricks, Inc.
Series J.

The significant unobservable inputs used in the fair value measurement of the Portfolio's securities are revenue and EBITDA multiples, discount rates, and the probability of  success of  certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would

ALGER CAPITAL APPRECIATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probability of  success result in lower fair value measurements.  For the year ended December 31, 2024, there were no changes in valuation methodology on Level 3 investments.
NOTE 9 — Principal Risks:

Investing in the stock market involves risks, including the potential loss of principal. The value of the securities owned by the Portfolio, like other investments, may move up or down, sometimes rapidly and unpredictably. Portfolio shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Portfolio dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases and similar public health threats, recessions, or other events could have a significant impact on investments. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. At times, the Portfolio may hold a large cash position, which may underperform relative to equity securities.
NOTE 10 — Affiliated Securities:

During the year ended December 31, 2024, as disclosed in the following table, the Portfolio held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the Portfolio for purposes of the 1940 Act. Transactions during the year ended December 31, 2024 with such affiliated persons are summarized below. During this year, other Portfolios of the Fund may also have held voting shares of the issuers at levels below 5%.

ALGER CAPITAL APPRECIATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

Security	Shares Held at December 31, 2023	Shares Purchased	Shares Sold	Shares Held at December 31, 2024	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at December 31, 2024
Alger Capital Appreciation Portfolio
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	$—	$—	$(13,471)	$412,737
Total	—	—	—	—	$—	$—	$(13,471)	$412,737

[1]
The Alger Fund Complex and other entities managed by Alger Management fully own Crosslink Ventures C, LLC,
Class A and Crosslink Ventures C, LLC, Class B. There were no capital increases or decreases for the year ended
December 31, 2024.

NOTE 11 — Subsequent Events:

Management of the Portfolio has evaluated events that have occurred subsequent to December 31, 2024, through the issuance date of the Financial Statements. No material events have been identified which require recognition and/or disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Alger Capital Appreciation Portfolio and the Board of Trustees of The Alger Portfolios:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Alger Capital Appreciation Portfolio, (the "Portfolio") one of the portfolios constituting The Alger Portfolios, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on the Portfolio's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers. When replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
New York, New York
February 19, 2025
We have served as the auditor of one or more investment companies within the Alger group of investment companies since 2009.

THE ALGER PORTFOLIOS
OTHER INFORMATION (Unaudited)

Proxy Voting Policies

A description of the policies and procedures the Portfolio uses to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 992-3863 or online on the Portfolio's website at http://www.alger.com or on the SEC’s website at http://www.sec.gov.
Fund Holdings

The Board has adopted policies and procedures relating to disclosure of the Porfolio's securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Portfolio.
Generally, the policies prohibit the release of information concerning portfolio holdings, which have not previously been made public, to individual investors, institutional investors, intermediaries that distribute the Portfolio's shares and other parties which are not employed by the Investment Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Portfolio) are acceptable.
The Portfolio files its complete schedule of portfolio holdings with the SEC semi-annually in financial statements on Form N-CSR and after the first and third fiscal quarters as an exhibit to its reports on Form N-PORT. The Portfolio's Forms N-CSR and N-PORT are available online on the SEC’s website at www.sec.gov.
In addition, the Portfolio makes publicly available its month-end top 10 holdings with a 10 day lag and its month-end full portfolio with a 60 day lag on its website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.
In accordance with the foregoing, the Portfolio provides portfolio holdings information to third parties including financial intermediaries and service providers who need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Portfolio will communicate with these third parties to confirm that they understand the Portfolio's policies and procedures regarding such disclosure. These agreements must be approved by the Fund's Chief Compliance Officer.
The Board periodically reviews a report disclosing the third parties to whom the Portfolio's holdings information has been disclosed and the purpose for such

THE ALGER PORTFOLIOS
OTHER INFORMATION (Unaudited) (Continued)

disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Portfolio and its shareholders.
In addition to material the Portfolio routinely provides to shareholders, the Investment Manager may make additional statistical information available regarding the Alger Family of Funds.
Such information may include, but not be limited to, relative weightings and characteristics of the Portfolio versus an index (such as P/E ratio, alpha, beta, capture ratio, maximum drawdown, standard deviation, EPS forecasts, Sharpe ratio, information ratio, R-squared, and market cap analysis), security specific impact on overall portfolio performance, month-end top ten contributors to and detractors from performance, portfolio turnover, and other similar information. Shareholders should visit www.alger.com or may also contact the Portfolio at (800) 992-3863 to obtain such information.

THE ALGER PORTFOLIOS

100 Pearl Street, 27th Floor
New York, NY 10004
(800) 992-3863
www.alger.com
Investment Manager

Fred Alger Management, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Distributor

Fred Alger & Company, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Transfer Agent and Dividend Disbursing Agent

UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
Custodian

The Bank of New York
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza
New York, NY 10112
This report is submitted for the general information of the shareholders of the Alger Capital Appreciation Portfolio. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Portfolio, which contains information concerning the Portfolio’s investment policies, fees and expenses as well as other pertinent information.

Inspired by Change, Driven by Growth.

CapAppAR

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
THE ALGER PORTFOLIOS
Alger Large Cap Growth Portfolio
ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
December 31, 2024

ALGER LARGE CAP GROWTH PORTFOLIO

ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments December 31, 2024

	SHARES	VALUE
COMMON STOCKS—91.9%
AEROSPACE & DEFENSE—2.6%
HEICO Corp.	28,686	$ 6,819,810
TransDigm Group, Inc.	2,118	2,684,099

		9,503,909
APPLICATION SOFTWARE—6.5%
AppLovin Corp., Cl. A*	72,640	23,523,011
Cadence Design Systems, Inc.*	2,484	746,343

		24,269,354
AUTOMOBILE MANUFACTURERS—1.4%
Tesla, Inc.*	13,136	5,304,842
BIOTECHNOLOGY—4.4%
Amgen, Inc.	3,461	902,075
Argenx SE ADR*	1,444	888,060
BioNTech SE ADR*	19,877	2,264,984
Forte Biosciences, Inc.*	41,641	945,667
Natera, Inc.*	70,581	11,172,973

		16,173,759
BROADLINE RETAIL—10.8%
Amazon.com, Inc.*	119,744	26,270,636
Coupang, Inc., Cl. A*	93,657	2,058,581
MercadoLibre, Inc.*	6,827	11,608,904

		39,938,121
BUILDING PRODUCTS—0.4%
Builders FirstSource, Inc.*	9,391	1,342,256
CARGO GROUND TRANSPORTATION—0.7%
Old Dominion Freight Line, Inc.	15,392	2,715,149
CASINOS & GAMING—0.7%
DraftKings, Inc., Cl. A*	72,928	2,712,922
COAL & CONSUMABLE FUELS—0.3%
Cameco Corp.	18,522	951,845
COMMUNICATIONS EQUIPMENT—0.5%
Arista Networks, Inc.*	16,600	1,834,798
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—0.8%
Wabtec Corp.	14,841	2,813,705
ELECTRICAL COMPONENTS & EQUIPMENT—5.3%
Enovix Corp.*	748,634	8,137,652
Vertiv Holdings Co., Cl. A	102,122	11,602,080

		19,739,732
FINANCIAL EXCHANGES & DATA—0.6%
S&P Global, Inc.	4,316	2,149,497
See Notes to Financial Statements.

ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments December 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—91.9% (CONT.)
HEALTHCARE EQUIPMENT—2.1%
Boston Scientific Corp.*	29,943	$ 2,674,509
Intuitive Surgical, Inc.*	4,972	2,595,185
Stryker Corp.	7,018	2,526,831

		7,796,525
HEALTHCARE TECHNOLOGY—1.0%
Veeva Systems, Inc., Cl. A*	17,829	3,748,547
HOTELS RESORTS & CRUISE LINES—1.2%
Trip.com Group Ltd. ADR*	63,757	4,377,556
INTERACTIVE HOME ENTERTAINMENT—1.6%
Roblox Corp., Cl. A*	73,708	4,264,745
Take-Two Interactive Software, Inc.*	10,056	1,851,108

		6,115,853
INTERACTIVE MEDIA & SERVICES—6.6%
Alphabet, Inc., Cl. C	37,472	7,136,168
Meta Platforms, Inc., Cl. A	27,113	15,874,932
Pinterest, Inc., Cl. A*	51,693	1,499,097

		24,510,197
LIFE SCIENCES TOOLS & SERVICES—0.6%
Illumina, Inc.*	10,182	1,360,620
West Pharmaceutical Services, Inc.	2,821	924,047

		2,284,667
MOVIES & ENTERTAINMENT—4.4%
Netflix, Inc.*	13,898	12,387,565
Spotify Technology SA*	8,797	3,935,602

		16,323,167
PASSENGER AIRLINES—0.2%
Joby Aviation, Inc.*	101,398	824,366
PASSENGER GROUND TRANSPORTATION—2.2%
Uber Technologies, Inc.*	134,531	8,114,910
PHARMACEUTICALS—0.6%
Bristol-Myers Squibb Co.	19,269	1,089,855
Eli Lilly & Co.	1,432	1,105,504

		2,195,359
SEMICONDUCTOR MATERIALS & EQUIPMENT—1.9%
ASML Holding NV ADR	4,681	3,244,307
Lam Research Corp.	54,624	3,945,492

		7,189,799
SEMICONDUCTORS—20.7%
Advanced Micro Devices, Inc.*	58,704	7,090,856
Astera Labs, Inc.*	98,856	13,093,477
See Notes to Financial Statements.

ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments December 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—91.9% (CONT.)
SEMICONDUCTORS—20.7% (CONT.)
Broadcom, Inc.	55,844	$ 12,946,873
NVIDIA Corp.	245,505	32,968,867
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	53,749	10,614,890

		76,714,963
SYSTEMS SOFTWARE—9.2%
Crowdstrike Holdings, Inc., Cl. A*	11,359	3,886,595
Microsoft Corp.	66,813	28,161,680
ServiceNow, Inc.*	1,987	2,106,458

		34,154,733
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—3.7%
Apple, Inc.	55,595	13,922,100
TRANSACTION & PAYMENT PROCESSING SERVICES—0.9%
Block, Inc.*	22,331	1,897,912
Visa, Inc., Cl. A	5,141	1,624,761

		3,522,673
TOTAL COMMON STOCKS (Cost $179,189,133)		341,245,304
EXCHANGE TRADED FUNDS—2.4%
Alger 35 ETF(a)	353,188	8,930,712
(Cost $6,792,657)		8,930,712
MUTUAL FUNDS—2.7%
Alger 35 Fund, Cl. Z(a)	559,471	9,992,157
(Cost $7,604,416)		9,992,157
PREFERRED STOCKS—1.5%
APPLICATION SOFTWARE—1.5%
SB Technology, Inc. Series E(b),*,@	315,833	5,435,486
(Cost $5,435,486)		5,435,486
SPECIAL PURPOSE VEHICLE—0.4%
DATA PROCESSING & OUTSOURCED SERVICES—0.4%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		1,650,948
(Cost $1,900,000)		1,650,948
See Notes to Financial Statements.

ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments December 31, 2024  (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—2.3%
MONEY MARKET FUNDS—2.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.34%(c)	8,462,059	$ 8,462,059
(Cost $8,462,059)		8,462,059

Total Investments (Cost $209,383,751)	101.2%	$375,716,666
Affiliated Securities (Cost $16,297,073)		20,573,817
Unaffiliated Securities (Cost $193,086,678)		355,142,849
Liabilities in Excess of Other Assets	(1.2)%	(4,316,583)
NET ASSETS	100.0%	$371,400,083

ADR	American Depositary Receipts
ETF	Exchange-Traded Fund

(a)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 10 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(c)	Rate shown reflects 7-day effective yield as of December 31, 2024.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 12/31/2024
Crosslink Ventures C, LLC, Cl. A	10/2/20	$1,900,000	$1,650,948	0.4%
SB Technology, Inc. Series E	10/23/24	5,435,486	5,435,486	1.5%
Total			$7,086,434	1.9%
See Notes to Financial Statements.

ALGER LARGE CAP GROWTH PORTFOLIO
Statement of Assets and Liabilities December 31, 2024

Alger Large Cap Growth Portfolio
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedule of investments	$355,142,849
Investments in affiliated securities, at value (Identified cost below)** see accompanying schedule of investments	20,573,817
Cash	673,833
Receivable for investment securities sold	3,575,587
Receivable for shares of beneficial interest sold	8,081
Dividends and interest receivable	80,839
Prepaid expenses	11,280
Total Assets	380,066,286
LIABILITIES:
Payable for investment securities purchased	8,111,163
Payable for shares of beneficial interest redeemed	261,329
Accrued investment advisory fees	225,376
Accrued shareholder administrative fees	3,344
Accrued administrative fees	9,197
Accrued fund accounting fees	24,955
Accrued printing fees	14,417
Accrued transfer agent fees	6,150
Accrued professional fees	5,173
Accrued custodian fees	3,693
Accrued other expenses	1,406
Total Liabilities	8,666,203
NET ASSETS	$371,400,083
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	216,739,987
Distributable earnings	154,660,096
NET ASSETS	$371,400,083
* Identified cost	$193,086,678 (a)
** Identified cost	$16,297,073 (a)

See Notes to Financial Statements.

ALGER LARGE CAP GROWTH PORTFOLIO
Statement of Assets and Liabilities December 31, 2024 (Continued)

Alger Large Cap Growth Portfolio
NET ASSETS BY CLASS:
Class I-2	$371,400,083
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 6:
Class I-2	4,163,667
NET ASSET VALUE PER SHARE:
Class I-2	$89.20

(a)
At December 31, 2024, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $209,806,572, amounted to $165,901,636, which consisted of aggregate gross unrealized appreciation of
$169,217,006, and aggregate gross unrealized depreciation of $3,315,370.

See Notes to Financial Statements.

ALGER LARGE CAP GROWTH PORTFOLIO
Statement of Operations for the year ended December 31, 2024

Alger Large Cap Growth Portfolio
INCOME:
Dividends (net of foreign withholding taxes*)	$1,368,588
Affiliated dividends	45,293
Interest	339,850
Total Income	1,753,731
EXPENSES:
Investment advisory fees — Note 3	2,374,810
Shareholder administrative fees — Note 3	33,448
Administration fees — Note 3	91,982
Fund accounting fees	73,361
Registration fees	69,303
Printing fees	54,617
Transfer agent fees	39,596
Professional fees	30,874
Trustee fees — Note 3	17,790
Interest expense — Note 3	11,578
Custodian fees	11,357
Other expenses	14,256
Total Expenses	2,822,972
Less, expense reimbursements/waivers — Note 3	(111,368)
Net Expenses	2,711,604
NET INVESTMENT (LOSS)	(957,873)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	26,763,955
Net realized (loss) on affiliated investments	(737)
Net realized (loss) on foreign currency transactions	(17)
Net realized gain on investments and foreign currency	26,763,201
Net change in unrealized appreciation on unaffiliated investments	86,107,752
Net change in unrealized appreciation on affiliated investments	6,130,187
Net change in unrealized (depreciation) on foreign currency	(1,444)
Net change in unrealized appreciation on investments and foreign currency	92,236,495
Net realized and unrealized gain on investments and foreign currency	118,999,696
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$118,041,823
* Foreign withholding taxes	$29,687
See Notes to Financial Statements.

ALGER LARGE CAP GROWTH PORTFOLIO
Statements of Changes in Net Assets

	Alger Large Cap Growth Portfolio
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Net investment (loss)	$(957,873)	$(654,481)
Net realized gain (loss) on investments and foreign currency	26,763,201	(17,419,033)
Net change in unrealized appreciation on investments and foreign currency	92,236,495	94,468,450
Net increase in net assets resulting from operations	118,041,823	76,394,936
Net dividends and distributions to shareholders:
Total dividends and distributions to shareholders	—	—
Net decrease from shares of beneficial interest transactions — Note 6:
Class I-2	(40,975,383)	(23,417,420)
Net decrease from shares of beneficial interest transactions — Note 6	(40,975,383)	(23,417,420)
Total increase	77,066,440	52,977,516
Net Assets:
Beginning of period	294,333,643	241,356,127
END OF PERIOD	$371,400,083	$294,333,643
See Notes to Financial Statements.

ALGER LARGE CAP GROWTH PORTFOLIO
Financial Highlights for a share outstanding throughout the period

Alger Large Cap Growth Portfolio	Class I-2
	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022(a)	Year Ended 12/31/2021	Year Ended 12/31/2020
Net asset value, beginning of period	$62.42	$47.05	$81.08	$93.41	$64.31
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.22)	(0.13)	(0.14)	(0.10)	(0.10)
Net realized and unrealized gain (loss) on investments	27.00	15.50	(31.11)	11.07	42.98
Total from investment operations	26.78	15.37	(31.25)	10.97	42.88
Dividends from net investment income	—	—	—	—	(0.15)
Distributions from net realized gains	—	—	(2.78)	(23.30)	(13.63)
Net asset value, end of period	$89.20	$62.42	$47.05	$81.08	$93.41
Total return(c)	42.89%	32.67%	(38.65) %	11.84%	67.03%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$371,400	$294,334	$241,356	$420,951	$422,379
Ratio of gross expenses to average net assets(d)	0.84%	0.87%	0.87%	0.82%	0.88%
Ratio of expense reimbursements to average net assets	(0.03) %	(0.03) %	(0.03) %	(0.02) %	(0.03) %
Ratio of net expenses to average net assets	0.81%	0.84%	0.84%	0.80%	0.85%
Ratio of net investment loss to average net assets	(0.29) %	(0.24) %	(0.24) %	(0.10) %	(0.12) %
Portfolio turnover rate	68.97%	103.22%	78.40%	69.92%	125.41%

(a)	Class S Shares were converted into Class I-2 Shares after the close of business on June 3, 2022.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Total return does not include any fees and expenses imposed by variable annuity contracts and variable life insurance policies.
(d)	Ratio of gross expenses to average net assets does not reflect acquired fund fees and expenses.
See Notes to Financial Statements.

ALGER LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

NOTE 1 — General:

The Alger Portfolios (the “Fund”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Fund operates as a series company currently offering six series of shares of beneficial interest: Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Growth & Income Portfolio, Alger Mid Cap Growth Portfolio, Alger Small Cap Growth Portfolio and Alger Balanced Portfolio (collectively, the “Portfolios”). These financial statements include only the Alger Large Cap Growth Portfolio (the “Portfolio”). The Portfolio invests primarily in equity securities and has an investment objective of long-term capital appreciation. Shares of the Portfolio are available to investment vehicles for variable annuity contracts and variable life insurance policies offered by separate accounts of life insurance companies, as well as qualified pension and retirement plans.
The Portfolio only offers Class I-2 shares. After the close of business on June 3, 2022, Class S shares of the Portfolio were converted into Class I-2 shares with the same relative aggregate net asset value as the Class S shares held immediately prior to the conversion. Upon completion of the conversion, Class S shares of the Portfolio were no longer offered.
Effective March 18, 2024, the Fund’s custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York (collectively, the "Custodian").
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Portfolio values its financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees of the Fund (the "Board"). Investments held by the Portfolio are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Portfolio's investment adviser, Fred Alger Management, LLC (“Alger Management” or the “Investment Manager”) as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Portfolio to assist in performing the duties and responsibilities of the Valuation Designee.

ALGER LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Portfolio. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Portfolio having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act, including money market funds, are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Securities in which the Portfolio invests may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of  the foreign markets and the close of  the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of  these securities as of  the close of  the NYSE. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.

ALGER LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Portfolio. Unobservable inputs are inputs that reflect the Portfolio's own assumptions based on the best information available in these circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The Portfolio's quantitative summary by Level can be found in Note 8.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)
The Portfolio's valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Portfolio may significantly differ from the valuations that would have been assigned by the Portfolio had there been an active market for such securities.

ALGER LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars and foreign cash.
(c) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.
Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.
(d) Foreign Currency Transactions: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.  The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the accompanying Statement of Operations.
(e) Lending of  Fund Securities: The Portfolio may lend its securities to financial institutions (other than to the Investment Manager or its affiliates), provided that the market value of the securities loaned will not at any time exceed one third of the Portfolio’s total assets including borrowings, as defined in its prospectus. The Portfolio may earn fees on the securities loaned, which are included in income from securities lending in the accompanying Statement of Operations, if applicable. In order to protect against the risk of  failure by the borrower to return the securities loaned or any delay in the delivery of  such securities, the loan is collateralized by cash or securities that are maintained with the Custodian, in an amount equal to at least 102% of  the current market value of  U.S. loaned securities or 105% for non-U.S. loaned securities. The market value of the loaned securities is determined at the close of each business day of the Portfolio. Any required additional collateral is delivered to the Custodian each day and any excess collateral is returned to the borrower on the next business day. In the event the borrower fails to return the loaned securities when due, the Portfolio may take  the collateral to replace the securities. If  the value of  the collateral is less than the purchase cost of  replacement securities, the Custodian shall be responsible for any shortfall, but only to the extent that the shortfall is not due to

ALGER LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

any diminution in collateral value, as defined in the securities lending agreement. The Portfolio is required to maintain the collateral in a segregated account and determine its value each day until the loaned securities are returned.  Cash collateral may be invested as determined by the Portfolio. Collateral is returned to the borrower upon settlement of the loan. There were no securities loaned as of December 31, 2024.
(f) Dividends to Shareholders: Dividends and distributions payable to shareholders are recorded by the Portfolio on the ex-dividend date. The Portfolio declares and pays dividends from net investment income, if available, annually. Dividends from net realized gains, offset by any loss carryforward, are declared and paid annually.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Portfolio’s distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income, net realized gain on investment transactions, or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the differences in tax treatment of net operating losses. The reclassifications are done annually at year-end and have no impact on the net asset value of the Portfolio and are designed to present the Portfolio’s capital accounts on a tax basis.
(g) Federal Income Taxes: It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code Subchapter M applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Provided that the Portfolio maintains such compliance, no federal income tax provision is required.
FASB Accounting Standards Codification 740 – Income Taxes (“ASC 740”) requires the Portfolio to measure and recognize in its financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. No tax years are currently under investigation. The Portfolio files income tax returns in the U.S. Federal jurisdiction, as well as the New York State and New York City jurisdictions. The statute of limitations on the Portfolio's tax returns remains open for the tax years 2020-2023. Alger Management does not believe there are any uncertain tax positions that require recognition of a tax liability.
(h) Allocation Methods: The Fund accounts separately for the assets, liabilities and operations of the Portfolio. Expenses directly attributable to the Portfolio are charged to the Portfolio’s operations; expenses which are applicable to all Portfolios are allocated among them based on net assets.

ALGER LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

(i) Segment Reporting: During the year ended December 31, 2024, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses and, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance. The Principal Executive Officer of the Fund, acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Investment Manager.
(j) Estimates: These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, which require using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates. All such estimates are of a normal recurring nature.
NOTE 3 — Investment Advisory Fees and Other Transactions with Affiliates:

(a) Investment Advisory Fees: Fees incurred by the Portfolio, pursuant to the provisions of the Fund's Investment Advisory Agreement with the Investment Manager, are payable monthly and computed based on the following annual rates. The actual rate paid as a percentage of average daily net assets, for the year ended December 31, 2024, is set forth below under the heading “Actual Rate”:

	Tier 1	Tier 2	Actual Rate
Alger Large Cap Growth Portfolio(a),(b)	0.71%	0.60%	0.68%

(a)
Alger Management has agreed to waive fees owed to it by, or to reimburse expenses of, the Portfolio in an amount corresponding to the management fee borne by the Portfolio as an investor in any underlying Alger Management-
sponsored fund. This agreement will remain in effect for the life of any investment by the Portfolio in any Alger
Management- sponsored fund. For the year ended December 31, 2024, the Portfolio waived $111,368 of such advisory fees. The “Actual Rate” shown above includes the impact of such waiver.

(b)	Tier 1 rate is paid on assets up to $1 billion and Tier 2 rate is paid on assets in excess of $1 billion.
(b) Administration Fees: Fees incurred by the Portfolio, pursuant to the provisions of the Fund's Fund Administration Agreement with the Investment Manager, are payable monthly and computed based on the average daily net assets of the Portfolio at the annual rate of 0.0275%.

ALGER LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

(c) Brokerage Commissions: During the year ended December 31, 2024, the Portfolio paid Fred Alger & Company, LLC, the Fund's distributor and affiliate of Alger Management (the "Distributor"), $29,877 in connection with securities transactions.
(d) Shareholder Administrative Fees: The Fund has entered into a Shareholder Administrative Services Agreement with Alger Management to compensate Alger Management for providing administrative oversight of  the Fund’s transfer agent, and for other related services. The Portfolio compensates Alger Management at the annual rate of  0.01% of  the average daily net assets for these services.
(e) Trustee Fees: Each trustee who is not an “interested person” of  the Fund, as defined in the 1940 Act (“Independent Trustee”), receives a fee of  $165,400 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex, plus travel expenses incurred for attending board meetings.  The term “Alger Fund Complex” refers to the Fund, The Alger Institutional Funds, The Alger Funds II, The Alger Funds, Alger Global Equity Fund (formerly Alger Global Focus Fund) and The Alger ETF Trust, each of  which is a registered investment company managed by Alger Management. The Independent Trustee appointed as Chair of  the Board receives additional compensation of  $22,000 per annum paid pro rata based on net assets by each fund in the Alger Fund Complex. Additionally, each member of the Audit Committee receives a fee of $13,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex.
The Board has adopted a policy requiring Independent Trustees to receive a minimum of 10% of their annual compensation in shares of one or more of the funds in the Alger Fund Complex.
(f) Interfund Trades: The Portfolio may engage in purchase and sale transactions with other funds advised by Alger Management or sub-advised by Weatherbie Capital LLC or Redwood Investments, LLC, affiliates of Alger Management. For the year ended December 31, 2024, there were no interfund trades.
(g) Interfund Loans: The Portfolio, along with other funds in the Alger Fund Complex, may borrow money from and lend money to each other for temporary or emergency purposes. To the extent permitted under its investment restrictions, the Portfolio may lend uninvested cash in an amount up to 15% of  its net assets to other funds in the Alger Fund Complex. If  the Portfolio has borrowed from other funds in the Alger Fund Complex and has aggregate borrowings from all sources that exceed 10% of  the Portfolio's total assets, the Portfolio will secure all of its loans from other funds in the Alger Fund Complex. The interest rate charged on interfund loans is equal to the average of the overnight U.S. Treasury money market rate and bank loan rate available to the Portfolio. There were no interfund loans outstanding as of December 31, 2024.

ALGER LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

During the year ended December 31, 2024, the Portfolio earned interfund loan interest income of $1,435 and incurred interfund loan interest expense of $10,467, which are included in interest income and interest expense, respectively, in the accompanying Statement of Operations.
(h) Other Transactions with Affiliates: Certain officers and one Trustee of the Fund are directors and/or officers of Alger Management, the Distributor, or their affiliates. No shares of the Portfolio were held by Alger Management and its affiliated entities as of December 31, 2024.
NOTE 4 — Securities Transactions:

The following summarizes the securities transactions by the Portfolio, other than U.S. Government securities, and short-term securities, for the year ended December 31, 2024:

	PURCHASES	SALES
Alger Large Cap Growth Portfolio	$224,040,613	$257,109,816
NOTE 5 — Borrowings:

The Portfolio may borrow from the Custodian on an uncommitted basis. The Portfolio pays the Custodian a market rate of interest, generally based upon a rate of return with respect to each respective currency borrowed, taking into consideration relevant overnight and short-term reference rates and the range of distribution between and among the interest rates paid on deposits to other institutions, less applicable commissions, if any. Borrowings from the Custodian, if any, are included in Bank overdraft in the Statement of Assets and Liabilities. The Portfolio may also borrow from other funds in the Alger Fund Complex, as discussed in Note 3(g). For the year ended December 31, 2024, the Portfolio had the following borrowings from the Custodian and other funds in the Alger Fund Complex:

	AVERAGE DAILY BORROWING	WEIGHTED AVERAGE INTEREST RATE
Alger Large Cap Growth Portfolio	$188,668	6.14%
The highest amount borrowed by the Portfolio from the Custodian and other funds in the Alger Fund Complex during the year ended December 31, 2024 was as follows:

HIGHEST BORROWING
Alger Large Cap Growth Portfolio	$2,973,489

ALGER LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

NOTE 6 — Share Capital:

The Portfolio has an unlimited number of authorized shares of beneficial interest of $.001 par value. During the year ended December 31, 2024 and the year ended December 31, 2023, transactions of shares of beneficial interest were as follows:

	FOR THE YEAR ENDED December 31, 2024		FOR THE YEAR ENDED December 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Large Cap Growth Portfolio
Class I-2:
Shares sold	230,978	$17,507,353	251,605	$13,839,424
Dividends reinvested	—	—	—	—
Shares redeemed	(782,598)	(58,482,736)	(665,704)	(37,256,844)
Net decrease	(551,620)	$(40,975,383)	(414,099)	$(23,417,420)
NOTE 7 — Income Tax Information:

Permanent differences, primarily from net operating losses and real estate investment trusts and partnership investments sold by the Portfolio, resulted in the following reclassifications among the Portfolio's components of net assets at December 31, 2024:

	FOR THE YEAR ENDED December 31, 2024	FOR THE YEAR ENDED December 31, 2023
Alger Large Cap Growth Portfolio
Distributions paid from:
Ordinary Income	$—	$—
Long-term capital gains	—	—
Total distributions paid	$—	$—
As of December 31, 2024, the components of accumulated earnings (losses) on a tax basis were as follows:

Alger Large Cap Growth Portfolio
Undistributed ordinary income	$—
Undistributed long-term gains	—
Net accumulated earnings	—
Capital loss carryforwards	(11,241,540)
Late year ordinary income losses	—
Net unrealized appreciation	165,901,636
Total accumulated earnings	$154,660,096
During the year ended December 31, 2024, the Portfolio utilized capital loss carryforwards of $25,726,743.

ALGER LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

As of December 31, 2024, the Portfolio, for federal income tax purposes, had capital loss carryforwards of $11,241,540. This amount will not be subject to expiration under the Regulated Investment Company Modernization Act of 2010, and this amount may be applied against future net realized gains until their utilization.
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is determined annually and is attributable primarily to the tax deferral of losses on wash sales, U.S. Internal Revenue Code Section 988 currency transactions, tax treatment of partnership investments, the realization of unrealized appreciation of passive foreign investment companies, and the return of capital from real estate investment trust investments.
The Portfolio accrues tax on unrealized gains in foreign jurisdictions that impose a foreign capital tax, if applicable.
Permanent differences, primarily from net operating losses and real estate investment trusts and partnership investments sold by the Portfolio, resulted in the following reclassifications among the Portfolio's components of net assets at December 31, 2024:

Alger Large Cap Growth Portfolio
Distributable earnings	$1,132,396
Paid-in Capital	$(1,132,396)
NOTE 8 — Fair Value Measurements:

The following is a summary of the inputs used as of December 31, 2024 in valuing the Portfolio's investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with its  investments, the Portfolio has determined that presenting them by security type and sector is appropriate.

Alger Large Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$46,949,217	$46,949,217	$—	$—
Consumer Discretionary	52,333,441	52,333,441	—	—
Energy	951,845	951,845	—	—
Financials	5,672,170	5,672,170	—	—
Healthcare	32,198,857	32,198,857	—	—
Industrials	45,054,027	45,054,027	—	—
Information Technology	158,085,747	158,085,747	—	—
TOTAL COMMON STOCKS	$341,245,304	$341,245,304	$—	$—

ALGER LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

Alger Large Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
EXCHANGE TRADED FUNDS	$8,930,712	$8,930,712	$—	$—
MUTUAL FUNDS	9,992,157	9,992,157	—	—
PREFERRED STOCKS
Information Technology	5,435,486	—	—	5,435,486
SPECIAL PURPOSE VEHICLE
Information Technology	1,650,948	—	—	1,650,948
SHORT-TERM INVESTMENTS
Money Market Funds	8,462,059	8,462,059	—	—
TOTAL INVESTMENTS IN SECURITIES	$375,716,666	$368,630,232	$—	$7,086,434

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Large Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2024	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	5,435,486
Sales/Distributions	—
Closing balance at December 31, 2024	5,435,486
Net change in unrealized appreciation (depreciation) attributable to investments still held at December 31, 2024*	—

ALGER LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Large Cap Growth Portfolio	Special Purpose Vehicle
Opening balance at January 1, 2024	$1,704,832
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(53,884)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at December 31, 2024	1,650,948
Net change in unrealized appreciation (depreciation) attributable to investments still held at December 31, 2024*	(53,884)

*	Net change in unrealized appreciation (depreciation) is included in the net change in unrealized appreciation (depreciation) on investments in the accompanying Statement of Operations.
The following table provides quantitative information about the Portfolio's Level 3 fair value measurements of its investments as of December 31, 2024. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to the Portfolio's fair value measurements.

	Fair Value December 31, 2024	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Alger Large Cap Growth Portfolio
Preferred Stocks	$5,435,486	Market Approach	Revenue Multiple	22.91x	N/A*
Special Purpose Vehicle	1,650,948	Market Approach	Revenue Multiple	9.00x	N/A*

*	Each security type listed and respective valuation methodology and unobservable input, represents only one investment.
The significant unobservable inputs used in the fair value measurement of the Portfolio's securities are revenue and EBITDA multiples, discount rates, and the probability of  success of  certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas

ALGER LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probability of  success result in lower fair value measurements.  For the year ended December 31, 2024, there were no changes in valuation methodology on Level 3 investments.
NOTE 9 — Principal Risks:

Investing in the stock market involves risks, including the potential loss of principal. The value of the securities owned by the Portfolio, like other investments, may move up or down, sometimes rapidly and unpredictably. Portfolio shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Portfolio dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases and similar public health threats, recessions, or other events could have a significant impact on investments. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment. At times, the Portfolio may hold a large cash position, which may underperform relative to equity securities.
NOTE 10 — Affiliated Securities:

During the year ended December 31, 2024, as disclosed in the following table, the Portfolio held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the Portfolio for purposes of the 1940 Act. Transactions during the year ended December 31, 2024 with such affiliated persons are summarized below. During this year, other Portfolios of the Fund may also have held voting shares of the issuers at levels below 5%.

ALGER LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

Security	Shares Held at December 31, 2023	Shares Purchased	Shares Sold	Shares Held at December 31, 2024	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at December 31, 2024
Alger Large Cap Growth Portfolio
EXCHANGE TRADED FUNDS
Alger 35 ETF	355,688	—	(2,500)	353,188	$14,410	$(737)	$2,816,053	$8,930,712
MUTUAL FUNDS
Alger 35 Fund	559,471	—	—	559,471	30,883	—	3,368,018	9,992,157
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	—	—	(53,884)	1,650,948
Total	915,159	—	(2,500)	912,659	$45,293	$(737)	$6,130,187	$20,573,817

[1]
The Alger Fund Complex and other entities managed by Alger Management fully own Crosslink Ventures C, LLC,
Class A and Crosslink Ventures C, LLC, Class B. There were no capital increases or decreases for the year ended
December 31, 2024.

NOTE 11 — Subsequent Events:

Management of the Portfolio has evaluated events that have occurred subsequent to December 31, 2024, through the issuance date of the Financial Statements. No material events have been identified which require recognition and/or disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Alger Large Cap Growth Portfolio and the Board of Trustees of The Alger Portfolios:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Alger Large Cap Growth Portfolio, (the "Portfolio") one of the portfolios constituting The Alger Portfolios, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on the Portfolio's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers. When replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
New York, New York
February 19, 2025
We have served as the auditor of one or more investment companies within the Alger group of investment companies since 2009.

THE ALGER PORTFOLIOS
OTHER INFORMATION (Unaudited)

Proxy Voting Policies

A description of the policies and procedures the Portfolio uses to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 992-3863 or online on the Portfolio's website at http://www.alger.com or on the SEC’s website at http://www.sec.gov.
Fund Holdings

The Board has adopted policies and procedures relating to disclosure of the Porfolio's securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Portfolio.
Generally, the policies prohibit the release of information concerning portfolio holdings, which have not previously been made public, to individual investors, institutional investors, intermediaries that distribute the Portfolio's shares and other parties which are not employed by the Investment Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Portfolio) are acceptable.
The Portfolio files its complete schedule of portfolio holdings with the SEC semi-annually in financial statements on Form N-CSR and after the first and third fiscal quarters as an exhibit to its reports on Form N-PORT. The Portfolio's Forms N-CSR and N-PORT are available online on the SEC’s website at www.sec.gov.
In addition, the Portfolio makes publicly available its month-end top 10 holdings with a 10 day lag and its month-end full portfolio with a 60 day lag on its website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.
In accordance with the foregoing, the Portfolio provides portfolio holdings information to third parties including financial intermediaries and service providers who need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Portfolio will communicate with these third parties to confirm that they understand the Portfolio's policies and procedures regarding such disclosure. These agreements must be approved by the Fund's Chief Compliance Officer.
The Board periodically reviews a report disclosing the third parties to whom the Portfolio's holdings information has been disclosed and the purpose for such

THE ALGER PORTFOLIOS
OTHER INFORMATION (Unaudited) (Continued)

disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Portfolio and its shareholders.
In addition to material the Portfolio routinely provides to shareholders, the Investment Manager may make additional statistical information available regarding the Alger Family of Funds.
Such information may include, but not be limited to, relative weightings and characteristics of the Portfolio versus an index (such as P/E ratio, alpha, beta, capture ratio, maximum drawdown, standard deviation, EPS forecasts, Sharpe ratio, information ratio, R-squared, and market cap analysis), security specific impact on overall portfolio performance, month-end top ten contributors to and detractors from performance, portfolio turnover, and other similar information. Shareholders should visit www.alger.com or may also contact the Portfolio at (800) 992-3863 to obtain such information.

THE ALGER PORTFOLIOS

100 Pearl Street, 27th Floor
New York, NY 10004
(800) 992-3863
www.alger.com
Investment Manager

Fred Alger Management, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Distributor

Fred Alger & Company, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Transfer Agent and Dividend Disbursing Agent

UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
Custodian

The Bank of New York
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza
New York, NY 10112
This report is submitted for the general information of the shareholders of the Alger Large Cap Growth Portfolio. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Portfolio, which contains information concerning the Portfolio’s investment policies, fees and expenses as well as other pertinent information.

Inspired by Change, Driven by Growth.

LargeCapAR

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
THE ALGER PORTFOLIOS
Alger Growth & Income Portfolio
ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
December 31, 2024

ALGER GROWTH & INCOME PORTFOLIO

ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments December 31, 2024

	SHARES	VALUE
COMMON STOCKS—96.4%
AEROSPACE & DEFENSE—0.9%
TransDigm Group, Inc.	294	$ 372,580
APPAREL RETAIL—0.3%
The Gap, Inc.	4,806	113,566
APPLICATION SOFTWARE—0.8%
Adobe, Inc.*	728	323,727
ASSET MANAGEMENT & CUSTODY BANKS—3.7%
Blackrock, Inc.	664	680,673
Blackstone, Inc.	3,619	623,988
Blue Owl Capital, Inc., Cl. A	10,974	255,255

		1,559,916
BIOTECHNOLOGY—2.8%
AbbVie, Inc.	4,485	796,985
Amgen, Inc.	827	215,549
Gilead Sciences, Inc.	1,784	164,788

		1,177,322
BROADLINE RETAIL—3.1%
Amazon.com, Inc.*	5,970	1,309,758
BUILDING PRODUCTS—0.5%
Johnson Controls International PLC	2,793	220,451
CABLE & SATELLITE—0.7%
Comcast Corp., Cl. A	7,596	285,078
COMMODITY CHEMICALS—0.2%
Dow, Inc.	2,062	82,748
COMMUNICATIONS EQUIPMENT—0.8%
Cisco Systems, Inc.	6,058	358,634
COMPUTER & ELECTRONICS RETAIL—0.4%
Best Buy Co., Inc.	2,199	188,674
CONSUMER ELECTRONICS—0.6%
Garmin, Ltd.	1,329	274,120
CONSUMER STAPLES MERCHANDISE RETAIL—1.2%
Walmart, Inc.	5,627	508,399
COPPER—0.6%
Southern Copper Corp.	2,739	249,594
DIVERSIFIED BANKS—5.2%
Bank of America Corp.	11,265	495,097
Fifth Third Bancorp	3,864	163,370
JPMorgan Chase & Co.	6,483	1,554,040

		2,212,507
ELECTRIC UTILITIES—0.6%
NextEra Energy, Inc.	3,402	243,889
See Notes to Financial Statements.

ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments December 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—96.4% (CONT.)
ELECTRICAL COMPONENTS & EQUIPMENT—2.0%
Eaton Corp. PLC	2,623	$ 870,495
ELECTRONIC COMPONENTS—0.5%
Corning, Inc.	4,345	206,474
FINANCIAL EXCHANGES & DATA—0.9%
CME Group, Inc., Cl. A	1,575	365,762
FOOD DISTRIBUTORS—0.5%
Sysco Corp.	2,695	206,060
HEALTHCARE DISTRIBUTORS—0.5%
Cardinal Health, Inc.	1,802	213,123
HEALTHCARE EQUIPMENT—0.9%
Abbott Laboratories	1,626	183,917
Medtronic PLC	2,426	193,789

		377,706
HOME IMPROVEMENT RETAIL—2.0%
The Home Depot, Inc.	2,209	859,279
HOUSEHOLD PRODUCTS—1.4%
The Procter & Gamble Co.	3,512	588,787
INDUSTRIAL CONGLOMERATES—1.3%
Honeywell International, Inc.	2,473	558,626
INDUSTRIAL GASES—0.9%
Air Products & Chemicals, Inc.	1,384	401,415
INTEGRATED OIL & GAS—3.5%
Chevron Corp.	3,895	564,152
Exxon Mobil Corp.	6,232	670,376
TotalEnergies SE ADR	4,622	251,899

		1,486,427
INTEGRATED TELECOMMUNICATION SERVICES—0.7%
Verizon Communications, Inc.	7,543	301,645
INTERACTIVE MEDIA & SERVICES—8.4%
Alphabet, Inc., Cl. A	8,085	1,530,491
Alphabet, Inc., Cl. C	6,225	1,185,489
Meta Platforms, Inc., Cl. A	1,463	856,601

		3,572,581
INVESTMENT BANKING & BROKERAGE—2.4%
Morgan Stanley	8,283	1,041,339
IT CONSULTING & OTHER SERVICES—0.3%
International Business Machines Corp.	604	132,777
MANAGED HEALTHCARE—2.4%
UnitedHealth Group, Inc.	2,005	1,014,249
See Notes to Financial Statements.

ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments December 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—96.4% (CONT.)
MULTI-UTILITIES—1.0%
Consolidated Edison, Inc.	2,203	$ 196,574
Sempra	2,782	244,037

		440,611
OIL & GAS STORAGE & TRANSPORTATION—0.6%
ONEOK, Inc.	2,482	249,193
OTHER SPECIALTY RETAIL—0.3%
Dick's Sporting Goods, Inc.	492	112,589
PHARMACEUTICALS—4.9%
AstraZeneca PLC ADR	3,992	261,556
Bristol-Myers Squibb Co.	2,791	157,859
Eli Lilly & Co.	831	641,532
GSK PLC ADR	2,342	79,206
Johnson & Johnson	2,633	380,785
Merck & Co., Inc.	2,454	244,124
Novartis AG ADR	1,701	165,524
Pfizer, Inc.	6,356	168,625

		2,099,211
PROPERTY & CASUALTY INSURANCE—0.6%
The Hartford Financial Services Group, Inc.	2,413	263,982
RAIL TRANSPORTATION—0.7%
Union Pacific Corp.	1,293	294,856
RESTAURANTS—1.3%
McDonald's Corp.	1,094	317,140
Starbucks Corp.	2,588	236,155

		553,295
SEMICONDUCTOR MATERIALS & EQUIPMENT—2.7%
KLA Corp.	1,862	1,173,283
SEMICONDUCTORS—9.2%
Broadcom, Inc.	12,134	2,813,147
QUALCOMM, Inc.	3,947	606,338
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,552	503,994

		3,923,479
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—2.0%
PepsiCo, Inc.	2,869	436,260
The Coca-Cola Co.	6,570	409,048

		845,308
SYSTEMS SOFTWARE—9.9%
Microsoft Corp.	9,340	3,936,810
Oracle Corp.	1,561	260,125

		4,196,935
See Notes to Financial Statements.

ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments December 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—96.4% (CONT.)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—8.8%
Apple, Inc.	13,976	$ 3,499,870
Dell Technologies, Inc., Cl. C	2,123	244,654

		3,744,524
TOBACCO—1.2%
Altria Group, Inc.	5,134	268,457
Philip Morris International, Inc.	1,906	229,387

		497,844
TRADING COMPANIES & DISTRIBUTORS—0.5%
Ferguson Enterprises, Inc.	1,319	228,939
TRANSACTION & PAYMENT PROCESSING SERVICES—1.7%
Visa, Inc., Cl. A	2,248	710,458
TOTAL COMMON STOCKS (Cost $12,404,675)		41,012,215
MASTER LIMITED PARTNERSHIP—0.5%
OIL & GAS STORAGE & TRANSPORTATION—0.5%
Cheniere Energy Partners LP	4,055	215,402
(Cost $124,347)		215,402
REAL ESTATE INVESTMENT TRUST—2.9%
HEALTHCARE—0.8%
Welltower, Inc.	2,705	340,911
INDUSTRIAL—0.3%
Prologis, Inc.	1,199	126,734
RETAIL—0.8%
Simon Property Group, Inc.	1,876	323,066
SPECIALIZED—0.5%
Lamar Advertising Co., Cl. A	1,911	232,645
TELECOM TOWER—0.5%
Crown Castle, Inc.	2,202	199,854
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $785,677)		1,223,210
See Notes to Financial Statements.

ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments December 31, 2024  (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—0.3%
MONEY MARKET FUNDS—0.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.34%(a)	106,093	$ 106,093
(Cost $106,093)		106,093

Total Investments (Cost $13,420,792)	100.1%	$42,556,920
Unaffiliated Securities (Cost $13,420,792)		42,556,920
Liabilities in Excess of Other Assets	(0.1)%	(34,715)
NET ASSETS	100.0%	$42,522,205

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of December 31, 2024.
*	Non-income producing security.
See Notes to Financial Statements.

ALGER GROWTH & INCOME PORTFOLIO
Statement of Assets and Liabilities December 31, 2024

Alger Growth & Income Portfolio
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedule of investments	$42,556,920
Receivable for shares of beneficial interest sold	42
Dividends and interest receivable	41,790
Prepaid expenses	2,011
Total Assets	42,600,763
LIABILITIES:
Payable for shares of beneficial interest redeemed	33,967
Accrued investment advisory fees	18,908
Accrued shareholder administrative fees	378
Accrued administrative fees	1,040
Accrued fund accounting fees	13,131
Accrued professional fees	5,426
Accrued transfer agent fees	826
Accrued printing fees	678
Accrued custodian fees	346
Accrued other expenses	3,858
Total Liabilities	78,558
NET ASSETS	$42,522,205
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	10,097,117
Distributable earnings	32,425,088
NET ASSETS	$42,522,205
* Identified cost	$13,420,792 (a)

See Notes to Financial Statements.

ALGER GROWTH & INCOME PORTFOLIO
Statement of Assets and Liabilities December 31, 2024 (Continued)

Alger Growth & Income Portfolio
NET ASSETS BY CLASS:
Class I-2	$42,522,205
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 6:
Class I-2	1,276,730
NET ASSET VALUE PER SHARE:
Class I-2	$33.31

(a)
At December 31, 2024, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $13,121,813, amounted to $29,433,965, which consisted of aggregate gross unrealized appreciation of
$29,599,046, and aggregate gross unrealized depreciation of $165,081.

See Notes to Financial Statements.

ALGER GROWTH & INCOME PORTFOLIO
Statement of Operations for the year ended December 31, 2024

Alger Growth & Income Portfolio
INCOME:
Dividends (net of foreign withholding taxes*)	$817,753
Interest	1,668
Income from securities lending	24
Total Income	819,445
EXPENSES:
Investment advisory fees — Note 3	205,111
Shareholder administrative fees — Note 3	4,102
Administration fees — Note 3	11,281
Fund accounting fees	49,922
Registration fees	45,005
Professional fees	16,766
Transfer agent fees	5,446
Printing fees	3,626
Custodian fees	2,521
Trustee fees — Note 3	1,961
Interest expense — Note 3	1,885
Other expenses	2,201
Total Expenses	349,827
NET INVESTMENT INCOME	469,618
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	2,788,667
Net change in unrealized appreciation on unaffiliated investments	5,019,823
Net realized and unrealized gain on investments and foreign currency	7,808,490
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,278,108
* Foreign withholding taxes	$5,721
See Notes to Financial Statements.

ALGER GROWTH & INCOME PORTFOLIO
Statements of Changes in Net Assets

	Alger Growth & Income Portfolio
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Net investment income	$469,618	$508,315
Net realized gain on investments and foreign currency	2,788,667	1,185,573
Net change in unrealized appreciation on investments and foreign currency	5,019,823	5,829,765
Net increase in net assets resulting from operations	8,278,108	7,523,653
Net dividends and distributions to shareholders:
Total dividends and distributions to shareholders	(387,744)	(1,585,480)
Net decrease from shares of beneficial interest transactions — Note 6:
Class I-2	(3,188,771)	(694,958)
Net decrease from shares of beneficial interest transactions — Note 6	(3,188,771)	(694,958)
Total increase	4,701,593	5,243,215
Net Assets:
Beginning of period	37,820,612	32,577,397
END OF PERIOD	$42,522,205	$37,820,612
See Notes to Financial Statements.

ALGER GROWTH & INCOME PORTFOLIO
Financial Highlights for a share outstanding throughout the period

Alger Growth & Income Portfolio	Class I-2
	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021	Year Ended 12/31/2020
Net asset value, beginning of period	$27.41	$23.11	$29.53	$24.34	$21.58
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.35	0.37	0.38	0.35	0.31
Net realized and unrealized gain (loss) on investments	5.84	5.11	(4.78)	7.29	2.86
Total from investment operations	6.19	5.48	(4.40)	7.64	3.17
Dividends from net investment income	(0.18)	(0.36)	(0.37)	(0.32)	(0.30)
Distributions from net realized gains	(0.11)	(0.82)	(1.65)	(2.13)	(0.11)
Net asset value, end of period	$33.31	$27.41	$23.11	$29.53	$24.34
Total return(b)	22.66%	23.93%	(14.98) %	31.66%	14.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$42,522	$37,821	$32,577	$41,056	$34,210
Ratio of net expenses to average net assets	0.85%	0.93%	0.93%	0.86%	1.00%
Ratio of net investment income to average net assets	1.14%	1.46%	1.47%	1.25%	1.49%
Portfolio turnover rate	3.34%	2.81%	3.65%	5.19%	9.92%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Total return does not include any fees and expenses imposed by variable annuity contracts and variable life insurance policies.
See Notes to Financial Statements.

ALGER GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

NOTE 1 — General:

The Alger Portfolios (the “Fund”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Fund operates as a series company currently offering six series of shares of beneficial interest: Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Growth & Income Portfolio, Alger Mid Cap Growth Portfolio, Alger Small Cap Growth Portfolio and Alger Balanced Portfolio (collectively, the “Portfolios”). These financial statements include only the Alger Growth & Income Portfolio (the “Portfolio”). The Portfolio’s investment objective is capital appreciation and current income; it invests primarily in equity securities. Shares of the Portfolio are available to investment vehicles for variable annuity contracts and variable life insurance policies offered by separate accounts of life insurance companies, as well as qualified pension and retirement plans.
Effective March 18, 2024, the Fund’s custodian, administrator and securities lending agent transitioned from Brown Brothers Harriman & Company to The Bank of New York (collectively, the "Custodian").
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Portfolio values its financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees of the Fund (the "Board"). Investments held by the Portfolio are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Portfolio's investment adviser, Fred Alger Management, LLC (“Alger Management” or the “Investment Manager”) as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Portfolio to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Portfolio. The Valuation Designee regularly reports its fair valuation determinations and related valuation

ALGER GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Portfolio having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act, including money market funds, are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Securities in which the Portfolio invests may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of  the foreign markets and the close of  the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of  these securities as of  the close of  the NYSE. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.
FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Portfolio. Unobservable inputs are inputs that reflect the Portfolio's own assumptions based on the best information available in these circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The Portfolio's quantitative summary by Level can be found in Note 8.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)

ALGER GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

• Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)
The Portfolio's valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Portfolio may significantly differ from the valuations that would have been assigned by the Portfolio had there been an active market for such securities.
(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars and foreign cash.
(c) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.
Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.
(d) Foreign Currency Transactions: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.

ALGER GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.  The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the accompanying Statement of Operations. There were no realized or unrealized foreign currency gains and losses for the Portfolio during the year ended December 31, 2024.
(e) Lending of  Fund Securities: The Portfolio may lend its securities to financial institutions (other than to the Investment Manager or its affiliates), provided that the market value of the securities loaned will not at any time exceed one third of the Portfolio’s total assets including borrowings, as defined in its prospectus. The Portfolio may earn fees on the securities loaned, which are included in income from securities lending in the accompanying Statement of Operations, if applicable. In order to protect against the risk of  failure by the borrower to return the securities loaned or any delay in the delivery of  such securities, the loan is collateralized by cash or securities that are maintained with the Custodian, in an amount equal to at least 102% of  the current market value of  U.S. loaned securities or 105% for non-U.S. loaned securities. The market value of the loaned securities is determined at the close of each business day of the Portfolio. Any required additional collateral is delivered to the Custodian each day and any excess collateral is returned to the borrower on the next business day. In the event the borrower fails to return the loaned securities when due, the Portfolio may take  the collateral to replace the securities. If  the value of  the collateral is less than the purchase cost of  replacement securities, the Custodian shall be responsible for any shortfall, but only to the extent that the shortfall is not due to any diminution in collateral value, as defined in the securities lending agreement. The Portfolio is required to maintain the collateral in a segregated account and determine its value each day until the loaned securities are returned.  Cash collateral may be invested as determined by the Portfolio. Collateral is returned to the borrower upon settlement of the loan. There were no securities loaned as of December 31, 2024.
(f) Dividends to Shareholders: Dividends and distributions payable to shareholders are recorded by the Portfolio on the ex-dividend date. The Portfolio declares and pays dividends from net investment income, if available, quarterly. Dividends from net realized gains, offset by any loss carryforward, are declared and paid annually.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Portfolio’s distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income, net

ALGER GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

realized gain on investment transactions, or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. The reclassifications are done annually at year-end and have no impact on the net asset value of the Portfolio and are designed to present the Portfolio’s capital accounts on a tax basis.
(g) Federal Income Taxes: It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code Subchapter M applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Provided that the Portfolio maintains such compliance, no federal income tax provision is required.
FASB Accounting Standards Codification 740 – Income Taxes (“ASC 740”) requires the Portfolio to measure and recognize in its financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. No tax years are currently under investigation. The Portfolio files income tax returns in the U.S. Federal jurisdiction, as well as the New York State and New York City jurisdictions. The statute of limitations on the Portfolio's tax returns remains open for the tax years 2020-2023. Alger Management does not believe there are any uncertain tax positions that require recognition of a tax liability.
(h) Allocation Methods: The Fund accounts separately for the assets, liabilities and operations of the Portfolio. Expenses directly attributable to the Portfolio are charged to the Portfolio’s operations; expenses which are applicable to all Portfolios are allocated among them based on net assets.
(i) Segment Reporting: During the year ended December 31, 2024, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses and, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance. The Principal Executive Officer of the Fund, acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Investment Manager.
(j) Estimates: These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America,

ALGER GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

which require using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates. All such estimates are of a normal recurring nature.
NOTE 3 — Investment Advisory Fees and Other Transactions with Affiliates:

(a) Investment Advisory Fees: Fees incurred by the Portfolio, pursuant to the provisions of the Fund's Investment Advisory Agreement with the Investment Manager, are payable monthly and computed based on the following annual rate. The rate paid as a percentage of average daily net assets, for the year ended December 31, 2024, is set forth below under the heading “Actual Rate”:

Actual Rate
Alger Growth & Income Portfolio	0.50%
(b) Administration Fees: Fees incurred by the Portfolio, pursuant to the provisions of the Fund's Fund Administration Agreement with the Investment Manager, are payable monthly and computed based on the average daily net assets of the Portfolio at the annual rate of 0.0275%.
(c) Brokerage Commissions: During the year ended December 31, 2024, the Portfolio did not pay Fred Alger & Company, LLC, the Fund's distributor and affiliate of Alger Management (the "Distributor"), in connection with securities transactions.
(d) Shareholder Administrative Fees: The Fund has entered into a Shareholder Administrative Services Agreement with Alger Management to compensate Alger Management for providing administrative oversight of  the Fund’s transfer agent, and for other related services. The Portfolio compensates Alger Management at the annual rate of  0.01% of  the average daily net assets for these services.
(e) Trustee Fees: Each trustee who is not an “interested person” of  the Fund, as defined in the 1940 Act (“Independent Trustee”), receives a fee of  $165,400 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex, plus travel expenses incurred for attending board meetings.  The term “Alger Fund Complex” refers to the Fund, The Alger Institutional Funds, The Alger Funds II, The Alger Funds, Alger Global Equity Fund (formerly Alger Global Focus Fund) and The Alger ETF Trust, each of  which is a registered investment company managed by Alger Management. The Independent Trustee appointed as Chair of  the Board receives additional compensation of  $22,000 per annum paid pro rata based on net assets by each fund in the Alger Fund Complex. Additionally, each member of the Audit Committee receives a fee of $13,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex.

ALGER GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

The Board has adopted a policy requiring Independent Trustees to receive a minimum of 10% of their annual compensation in shares of one or more of the funds in the Alger Fund Complex.
(f) Interfund Trades: The Portfolio may engage in purchase and sale transactions with other funds advised by Alger Management or sub-advised by Weatherbie Capital LLC or Redwood Investments, LLC, affiliates of Alger Management. For the year ended December 31, 2024, there were no interfund trades.
(g) Interfund Loans: The Portfolio, along with other funds in the Alger Fund Complex, may borrow money from and lend money to each other for temporary or emergency purposes. To the extent permitted under its investment restrictions, the Portfolio may lend uninvested cash in an amount up to 15% of  its net assets to other funds in the Alger Fund Complex. If  the Portfolio has borrowed from other funds in the Alger Fund Complex and has aggregate borrowings from all sources that exceed 10% of  the Portfolio's total assets, the Portfolio will secure all of its loans from other funds in the Alger Fund Complex. The interest rate charged on interfund loans is equal to the average of the overnight U.S. Treasury money market rate and bank loan rate available to the Portfolio. There were no interfund loans outstanding as of December 31, 2024.
During the year ended December 31, 2024, the Portfolio incurred interfund loan interest expense of $398, which is included in interest expense in the accompanying Statement of Operations.
(h) Other Transactions with Affiliates: Certain officers and one Trustee of the Fund are directors and/or officers of Alger Management, the Distributor, or their affiliates. No shares of the Portfolio were held by Alger Management and its affiliated entities as of December 31, 2024.
NOTE 4 — Securities Transactions:

The following summarizes the securities transactions by the Portfolio, other than U.S. Government securities, and short-term securities, for the year ended December 31, 2024:

	PURCHASES	SALES
Alger Growth & Income Portfolio	$1,364,141	$4,428,950
NOTE 5 — Borrowings:

The Portfolio may borrow from the Custodian on an uncommitted basis. The Portfolio pays the Custodian a market rate of interest, generally based upon a rate of return with respect to each respective currency borrowed, taking into consideration relevant overnight and short-term reference rates and the range of distribution between and among the interest rates paid on deposits to other institutions, less applicable commissions, if any. Borrowings from the Custodian,

ALGER GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

if any, are included in Bank overdraft in the Statement of Assets and Liabilities. The Portfolio may also borrow from other funds in the Alger Fund Complex, as discussed in Note 3(g). For the year ended December 31, 2024, the Portfolio had the following borrowings from the Custodian and other funds in the Alger Fund Complex:

	AVERAGE DAILY BORROWING	WEIGHTED AVERAGE INTEREST RATE
Alger Growth & Income Portfolio	$27,143	6.94%
The highest amount borrowed by the Portfolio from the Custodian and other funds in the Alger Fund Complex during the year ended December 31, 2024 was as follows:

HIGHEST BORROWING
Alger Growth & Income Portfolio	$211,000
NOTE 6 — Share Capital:

The Portfolio has an unlimited number of authorized shares of beneficial interest of $.001 par value. During the year ended December 31, 2024 and the year ended December 31, 2023, transactions of shares of beneficial interest were as follows:

	FOR THE YEAR ENDED December 31, 2024		FOR THE YEAR ENDED December 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Growth & Income Portfolio
Class I-2:
Shares sold	42,404	$1,280,039	74,194	$1,912,166
Dividends reinvested	12,252	387,744	60,004	1,585,480
Shares redeemed	(157,676)	(4,856,554)	(164,175)	(4,192,604)
Net decrease	(103,020)	$(3,188,771)	(29,977)	$(694,958)
NOTE 7 — Income Tax Information:

The tax character of distributions paid during the year ended December 31, 2024 and the year ended December 31, 2023 was as follows:

	FOR THE YEAR ENDED December 31, 2024	FOR THE YEAR ENDED December 31, 2023
Alger Growth & Income Portfolio
Distributions paid from:
Ordinary Income	$243,934	$513,708
Long-term capital gains	143,810	1,071,772
Total distributions paid	$387,744	$1,585,480

ALGER GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

As of December 31, 2024, the components of accumulated earnings (losses) on a tax basis were as follows:

Alger Growth & Income Portfolio
Undistributed ordinary income	$282,063
Undistributed long-term gains	2,709,060
Net accumulated earnings	2,991,123
Capital loss carryforwards	—
Late year ordinary income losses	—
Net unrealized appreciation	29,433,965
Total accumulated earnings	$32,425,088
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is determined annually and is attributable primarily to the tax deferral of losses on wash sales, U.S. Internal Revenue Code Section 988 currency transactions, tax treatment of partnership investments, the realization of unrealized appreciation of passive foreign investment companies, and the return of capital from real estate investment trust investments.
The Portfolio accrues tax on unrealized gains in foreign jurisdictions that impose a foreign capital tax, if applicable.
Permanent differences, primarily from net operating losses and real estate investment trusts and partnership investments sold by the Portfolio, resulted in the following reclassifications among the Portfolio's components of net assets at December 31, 2024. No reclassifications have been made among the Portfolio’s components of net assets at December 31, 2024.
NOTE 8 — Fair Value Measurements:

The following is a summary of the inputs used as of December 31, 2024 in valuing the Portfolio's investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with its  investments, the Portfolio has determined that presenting them by security type and sector is appropriate.

ALGER GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

Alger Growth & Income Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$4,159,304	$4,159,304	$—	$—
Consumer Discretionary	3,411,281	3,411,281	—	—
Consumer Staples	2,646,398	2,646,398	—	—
Energy	1,735,620	1,735,620	—	—
Financials	6,153,964	6,153,964	—	—
Healthcare	4,881,611	4,881,611	—	—
Industrials	2,545,947	2,545,947	—	—
Information Technology	14,059,833	14,059,833	—	—
Materials	733,757	733,757	—	—
Utilities	684,500	684,500	—	—
TOTAL COMMON STOCKS	$41,012,215	$41,012,215	$—	$—
MASTER LIMITED PARTNERSHIP
Energy	215,402	215,402	—	—
REAL ESTATE INVESTMENT TRUST
Real Estate	1,223,210	1,223,210	—	—
SHORT-TERM INVESTMENTS
Money Market Funds	106,093	106,093	—	—
TOTAL INVESTMENTS IN SECURITIES	$42,556,920	$42,556,920	$—	$—
NOTE 9 — Principal Risks:

Investing in the stock market involves risks, including the potential loss of principal. The value of the securities owned by the Portfolio, like other investments, may move up or down, sometimes rapidly and unpredictably. Portfolio shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Portfolio dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases and similar public health threats, recessions, or other events could have a significant impact on investments. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. Income-producing securities may cut or fail to declare dividends due to market downturns or for other reasons. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. At times, the Portfolio may hold a large cash position, which may underperform relative to equity securities.

ALGER GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

NOTE 10 — Subsequent Events:

Management of the Portfolio has evaluated events that have occurred subsequent to December 31, 2024, through the issuance date of the Financial Statements. No material events have been identified which require recognition and/or disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Alger Growth & Income Portfolio and the Board of Trustees of The Alger Portfolios:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Alger Growth & Income Portfolio, (the "Portfolio") one of the portfolios constituting The Alger Portfolios, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on the Portfolio's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers. When replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
New York, New York
February 19, 2025
We have served as the auditor of one or more investment companies within the Alger group of investment companies since 2009.

THE ALGER PORTFOLIOS
OTHER INFORMATION (Unaudited)

Proxy Voting Policies

A description of the policies and procedures the Portfolio uses to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 992-3863 or online on the Portfolio's website at http://www.alger.com or on the SEC’s website at http://www.sec.gov.
Fund Holdings

The Board has adopted policies and procedures relating to disclosure of the Porfolio's securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Portfolio.
Generally, the policies prohibit the release of information concerning portfolio holdings, which have not previously been made public, to individual investors, institutional investors, intermediaries that distribute the Portfolio's shares and other parties which are not employed by the Investment Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Portfolio) are acceptable.
The Portfolio files its complete schedule of portfolio holdings with the SEC semi-annually in financial statements on Form N-CSR and after the first and third fiscal quarters as an exhibit to its reports on Form N-PORT. The Portfolio's Forms N-CSR and N-PORT are available online on the SEC’s website at www.sec.gov.
In addition, the Portfolio makes publicly available its month-end top 10 holdings with a 10 day lag and its month-end full portfolio with a 60 day lag on its website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.
In accordance with the foregoing, the Portfolio provides portfolio holdings information to third parties including financial intermediaries and service providers who need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Portfolio will communicate with these third parties to confirm that they understand the Portfolio's policies and procedures regarding such disclosure. These agreements must be approved by the Fund's Chief Compliance Officer.
The Board periodically reviews a report disclosing the third parties to whom the Portfolio's holdings information has been disclosed and the purpose for such

THE ALGER PORTFOLIOS
OTHER INFORMATION (Unaudited) (Continued)

disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Portfolio and its shareholders.
In addition to material the Portfolio routinely provides to shareholders, the Investment Manager may make additional statistical information available regarding the Alger Family of Funds.
Such information may include, but not be limited to, relative weightings and characteristics of the Portfolio versus an index (such as P/E ratio, alpha, beta, capture ratio, maximum drawdown, standard deviation, EPS forecasts, Sharpe ratio, information ratio, R-squared, and market cap analysis), security specific impact on overall portfolio performance, month-end top ten contributors to and detractors from performance, portfolio turnover, and other similar information. Shareholders should visit www.alger.com or may also contact the Portfolio at (800) 992-3863 to obtain such information.

THE ALGER PORTFOLIOS

100 Pearl Street, 27th Floor
New York, NY 10004
(800) 992-3863
www.alger.com
Investment Manager

Fred Alger Management, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Distributor

Fred Alger & Company, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Transfer Agent and Dividend Disbursing Agent

UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
Custodian

The Bank of New York
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza
New York, NY 10112
This report is submitted for the general information of the shareholders of the Alger Growth & Income Portfolio. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Portfolio, which contains information concerning the Portfolio’s investment policies, fees and expenses as well as other pertinent information.

Inspired by Change, Driven by Growth.

GrowthIncomeAR

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
THE ALGER PORTFOLIOS
Alger Mid Cap Growth Portfolio
ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
December 31, 2024

ALGER MID CAP GROWTH PORTFOLIO

ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments December 31, 2024

	SHARES	VALUE
COMMON STOCKS—96.3%
ADVERTISING—0.9%
The Trade Desk, Inc., Cl. A*	11,429	$ 1,343,250
AEROSPACE & DEFENSE—2.6%
Axon Enterprise, Inc.*	1,198	711,995
HEICO Corp.	13,394	3,184,290

		3,896,285
APPLICATION SOFTWARE—20.7%
AppLovin Corp., Cl. A*	19,287	6,245,709
Clearwater Analytics Holdings, Inc., Cl. A*	97,721	2,689,282
Constellation Software, Inc.	1,602	4,953,735
Datadog, Inc., Cl. A*	17,080	2,440,561
Guidewire Software, Inc.*	15,935	2,686,322
Manhattan Associates, Inc.*	6,157	1,663,868
Palantir Technologies, Inc., Cl. A*	65,914	4,985,076
Procore Technologies, Inc.*	18,384	1,377,513
The Descartes Systems Group, Inc.*	30,948	3,517,968

		30,560,034
ASSET MANAGEMENT & CUSTODY BANKS—4.8%
Ares Management Corp., Cl. A	13,043	2,309,002
Blue Owl Capital, Inc., Cl. A	205,177	4,772,417

		7,081,419
AUTOMOTIVE RETAIL—1.1%
AutoZone, Inc.*	204	653,208
Carvana Co.*	4,581	931,592

		1,584,800
BIOTECHNOLOGY—2.5%
Natera, Inc.*	18,979	3,004,376
Vaxcyte, Inc.*	8,342	682,876

		3,687,252
BROADLINE RETAIL—1.4%
Global-e Online Ltd.*	38,304	2,088,717
BUILDING PRODUCTS—1.2%
Builders FirstSource, Inc.*	12,361	1,766,758
CARGO GROUND TRANSPORTATION—2.2%
Old Dominion Freight Line, Inc.	18,050	3,184,020
CONSTRUCTION MATERIALS—1.4%
Martin Marietta Materials, Inc.	4,066	2,100,089
DIVERSIFIED BANKS—1.1%
NU Holdings, Ltd., Cl. A*	160,144	1,659,092
ELECTRICAL COMPONENTS & EQUIPMENT—3.5%
Vertiv Holdings Co., Cl. A	45,130	5,127,219
See Notes to Financial Statements.

ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments December 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—96.3% (CONT.)
ELECTRONIC COMPONENTS—1.7%
Amphenol Corp., Cl. A	37,042	$ 2,572,567
ENVIRONMENTAL & FACILITIES SERVICES—4.6%
GFL Environmental, Inc.	152,772	6,804,465
FINANCIAL EXCHANGES & DATA—3.0%
Coinbase Global, Inc., Cl. A*	7,144	1,773,855
MSCI, Inc., Cl. A	4,343	2,605,844

		4,379,699
HEALTHCARE EQUIPMENT—1.3%
IDEXX Laboratories, Inc.*	4,718	1,950,610
HEALTHCARE TECHNOLOGY—1.5%
Veeva Systems, Inc., Cl. A*	10,703	2,250,306
HOME IMPROVEMENT RETAIL—0.7%
Floor & Decor Holdings, Inc., Cl. A*	10,274	1,024,318
HOMEBUILDING—2.0%
NVR, Inc.*	367	3,001,656
HOMEFURNISHING RETAIL—0.8%
Wayfair, Inc., Cl. A*	25,525	1,131,268
HOTELS RESORTS & CRUISE LINES—2.0%
Hilton Worldwide Holdings, Inc.	11,811	2,919,207
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.8%
Paylocity Holding Corp.*	6,205	1,237,711
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.8%
Talen Energy Corp.*	13,175	2,654,367
INSURANCE BROKERS—0.9%
Ryan Specialty Holdings, Inc., Cl. A	20,409	1,309,442
INTERACTIVE HOME ENTERTAINMENT—0.7%
Roblox Corp., Cl. A*	18,172	1,051,432
INTERACTIVE MEDIA & SERVICES—2.2%
Pinterest, Inc., Cl. A*	110,920	3,216,680
INTERNET SERVICES & INFRASTRUCTURE—2.0%
Cloudflare, Inc., Cl. A*	23,787	2,561,384
MongoDB, Inc., Cl. A*	1,394	324,537

		2,885,921
IT CONSULTING & OTHER SERVICES—2.2%
Globant SA*	15,400	3,302,068
LIFE SCIENCES TOOLS & SERVICES—2.3%
Repligen Corp.*	13,887	1,998,895
West Pharmaceutical Services, Inc.	4,270	1,398,681

		3,397,576
See Notes to Financial Statements.

ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments December 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—96.3% (CONT.)
MOVIES & ENTERTAINMENT—2.8%
Spotify Technology SA*	9,142	$ 4,089,948
PROPERTY & CASUALTY INSURANCE—1.6%
Intact Financial Corp.	12,968	2,361,205
REAL ESTATE SERVICES—3.9%
CBRE Group, Inc., Cl. A*	20,362	2,673,327
CoStar Group, Inc.*	19,627	1,405,097
FirstService Corp.	9,729	1,761,144

		5,839,568
RESEARCH & CONSULTING SERVICES—2.4%
TransUnion	28,415	2,634,354
Verisk Analytics, Inc.	3,218	886,334

		3,520,688
RESTAURANTS—2.8%
Chipotle Mexican Grill, Inc.*	37,934	2,287,420
Domino's Pizza, Inc.	4,240	1,779,783

		4,067,203
SEMICONDUCTOR MATERIALS & EQUIPMENT—0.3%
Onto Innovation, Inc.*	2,405	400,841
SEMICONDUCTORS—5.4%
Astera Labs, Inc.*	16,293	2,158,008
Lattice Semiconductor Corp.*	20,707	1,173,051
Marvell Technology, Inc.	26,671	2,945,812
Monolithic Power Systems, Inc.	2,890	1,710,013

		7,986,884
TRADING COMPANIES & DISTRIBUTORS—3.2%
Ferguson Enterprises, Inc.	18,337	3,182,753
United Rentals, Inc.	2,296	1,617,394

		4,800,147
TOTAL COMMON STOCKS (Cost $105,744,087)		142,234,712
EXCHANGE TRADED FUNDS—3.6%
Alger Mid Cap 40 ETF(a)	283,956	5,310,062
(Cost $5,680,795)		5,310,062
PREFERRED STOCKS—0.4%
APPLICATION SOFTWARE—0.4%
SB Technology, Inc. Series E(b),*,@	34,722	597,566
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(b),*,@	170,419	—
TOTAL PREFERRED STOCKS (Cost $1,364,451)		597,566
See Notes to Financial Statements.

ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments December 31, 2024  (Continued)

	SHARES	VALUE
RIGHTS—0.0%
BIOTECHNOLOGY—0.0%
Tolero CDR(b),*,@	425,098	$ 55,263
(Cost $227,341)		55,263
SPECIAL PURPOSE VEHICLE—0.7%
DATA PROCESSING & OUTSOURCED SERVICES—0.7%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		760,305
Crosslink Ventures C, LLC, Cl. B(a),(b),*,@		282,399

		1,042,704
TOTAL SPECIAL PURPOSE VEHICLE (Cost $1,200,000)		1,042,704
WARRANTS—0.0%
APPLICATION SOFTWARE—0.0%
Constellation Software, Inc., 3/31/40(b),*	1,318	—
(Cost $0)		—
SHORT-TERM SECURITIES—0.9%
MONEY MARKET FUNDS—0.9%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.34%(c)	1,268,458	1,268,458
(Cost $1,268,458)		1,268,458

Total Investments (Cost $115,485,132)	101.9%	$150,508,765
Affiliated Securities (Cost $6,880,795)		6,352,766
Unaffiliated Securities (Cost $108,604,337)		144,155,999
Liabilities in Excess of Other Assets	(1.9)%	(2,811,093)
NET ASSETS	100.0%	$147,697,672

CDR	Contingent Deferred Rights
ETF	Exchange-Traded Fund

(a)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 10 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(c)	Rate shown reflects 7-day effective yield as of December 31, 2024.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments December 31, 2024  (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 12/31/2024
Crosslink Ventures C, LLC, Cl. A	10/2/20	$875,000	$760,305	0.5%
Crosslink Ventures C, LLC, Cl. B	12/16/20	325,000	282,399	0.2%
Prosetta Biosciences, Inc., Series D	2/16/15	766,885	—	0.0%
SB Technology, Inc. Series E	10/23/24	597,566	597,566	0.4%
Tolero CDR	2/16/17	227,341	55,263	0.0%
Total			$1,695,533	1.1%
See Notes to Financial Statements.

ALGER MID CAP GROWTH PORTFOLIO
Statement of Assets and Liabilities December 31, 2024

Alger Mid Cap Growth Portfolio
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedule of investments	$144,155,999
Investments in affiliated securities, at value (Identified cost below)** see accompanying schedule of investments	6,352,766
Foreign cash †	9,173
Receivable for investment securities sold	386,290
Receivable for shares of beneficial interest sold	6,696
Dividends and interest receivable	39,569
Prepaid expenses	2,801
Total Assets	150,953,294
LIABILITIES:
Payable for investment securities purchased	404,560
Payable for shares of beneficial interest redeemed	2,707,710
Accrued investment advisory fees	101,295
Accrued shareholder administrative fees	1,382
Accrued administrative fees	3,800
Accrued fund accounting fees	18,145
Accrued professional fees	7,384
Accrued printing fees	4,945
Accrued transfer agent fees	2,710
Accrued custodian fees	2,223
Accrued other expenses	1,468
Total Liabilities	3,255,622
NET ASSETS	$147,697,672
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	147,084,419
Distributable earnings	613,253
NET ASSETS	$147,697,672
* Identified cost	$108,604,337 (a)
** Identified cost	$6,880,795 (a)
† Cost of foreign cash	$9,165

See Notes to Financial Statements.

ALGER MID CAP GROWTH PORTFOLIO
Statement of Assets and Liabilities December 31, 2024 (Continued)

Alger Mid Cap Growth Portfolio
NET ASSETS BY CLASS:
Class I-2	$147,697,672
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 6:
Class I-2	7,240,658
NET ASSET VALUE PER SHARE:
Class I-2	$20.40

(a)
At December 31, 2024, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $116,512,092, amounted to $33,865,485, which consisted of aggregate gross unrealized appreciation of
$41,609,611, and aggregate gross unrealized depreciation of $7,744,126.

See Notes to Financial Statements.

ALGER MID CAP GROWTH PORTFOLIO
Statement of Operations for the year ended December 31, 2024

Alger Mid Cap Growth Portfolio
INCOME:
Dividends (net of foreign withholding taxes*)	$720,886
Affiliated dividends	5,344
Interest	67,331
Total Income	793,561
EXPENSES:
Investment advisory fees — Note 3	1,075,764
Shareholder administrative fees — Note 3	14,155
Administration fees — Note 3	38,926
Fund accounting fees	59,071
Registration fees	55,654
Professional fees	27,364
Transfer agent fees	18,918
Printing fees	9,048
Custodian fees	8,771
Trustee fees — Note 3	7,379
Interest expense — Note 3	700
Other expenses	12,625
Total Expenses	1,328,375
Less, expense reimbursements/waivers — Note 3	(36,790)
Net Expenses	1,291,585
NET INVESTMENT (LOSS)	(498,024)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	12,855,808
Net realized (loss) on affiliated investments	(29,458)
Net realized (loss) on foreign currency transactions	(2,403)
Net realized gain on investments and foreign currency	12,823,947
Net change in unrealized appreciation on unaffiliated investments	11,751,626
Net change in unrealized appreciation on affiliated investments	2,425,338
Net change in unrealized (depreciation) on foreign currency	(183)
Net change in unrealized appreciation on investments and foreign currency	14,176,781
Net realized and unrealized gain on investments and foreign currency	27,000,728
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,502,704
* Foreign withholding taxes	$10,785
See Notes to Financial Statements.

ALGER MID CAP GROWTH PORTFOLIO
Statements of Changes in Net Assets

	Alger Mid Cap Growth Portfolio
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Net investment (loss)	$(498,024)	$(426,666)
Net realized gain (loss) on investments and foreign currency	12,823,947	(666,693)
Net change in unrealized appreciation on investments and foreign currency	14,176,781	27,318,298
Net increase in net assets resulting from operations	26,502,704	26,224,939
Net dividends and distributions to shareholders:
Total dividends and distributions to shareholders	—	—
Net decrease from shares of beneficial interest transactions — Note 6:
Class I-2	(12,709,656)	(9,554,638)
Net decrease from shares of beneficial interest transactions — Note 6	(12,709,656)	(9,554,638)
Total increase	13,793,048	16,670,301
Net Assets:
Beginning of period	133,904,624	117,234,323
END OF PERIOD	$147,697,672	$133,904,624
See Notes to Financial Statements.

ALGER MID CAP GROWTH PORTFOLIO
Financial Highlights for a share outstanding throughout the period

Alger Mid Cap Growth Portfolio	Class I-2
	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022(a)	Year Ended 12/31/2021	Year Ended 12/31/2020
Net asset value, beginning of period	$16.85	$13.68	$22.18	$33.25	$22.69
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.07)	(0.05)	(0.05)	(0.17)	(0.14)
Net realized and unrealized gain (loss) on investments	3.62	3.22	(7.94)	1.33	14.73
Total from investment operations	3.55	3.17	(7.99)	1.16	14.59
Distributions from net realized gains	—	—	(0.51)	(12.23)	(4.03)
Net asset value, end of period	$20.40	$16.85	$13.68	$22.18	$33.25
Total return(c)	21.07%	23.17%	(36.07) %	4.20%	64.63%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$147,698	$133,905	$117,234	$190,131	$201,803
Ratio of gross expenses to average net assets(d)	0.94%	0.98%	0.97%	0.92%	0.96%
Ratio of expense reimbursements to average net assets	(0.03) %	(0.02) %	(0.02) %	(0.02) %	—
Ratio of net expenses to average net assets	0.91%	0.96%	0.95%	0.90%	0.96%
Ratio of net investment loss to average net assets	(0.35) %	(0.34) %	(0.31) %	(0.50) %	(0.53) %
Portfolio turnover rate	61.95%	71.82%	156.64%	194.35%	186.21%

(a)	Class S Shares were converted into Class I-2 Shares after the close of business on June 3, 2022.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Total return does not include any fees and expenses imposed by variable annuity contracts and variable life insurance policies.
(d)	Ratio of gross expenses to average net assets does not reflect acquired fund fees and expenses.
See Notes to Financial Statements.

ALGER MID CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

NOTE 1 — General:

The Alger Portfolios (the “Fund”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Fund operates as a series company currently offering six series of shares of beneficial interest: Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Growth & Income Portfolio, Alger Mid Cap Growth Portfolio, Alger Small Cap Growth Portfolio and Alger Balanced Portfolio (collectively, the “Portfolios”). These financial statements include only the Alger Mid Cap Growth Portfolio (the “Portfolio”). The Portfolio invests primarily in equity securities and has an investment objective of long-term capital appreciation. Shares of the Portfolio are available to investment vehicles for variable annuity contracts and variable life insurance policies offered by separate accounts of life insurance companies, as well as qualified pension and retirement plans.
The Portfolio only offers Class I-2 shares. After the close of business on June 3, 2022, Class S shares of the Portfolio were converted into Class I-2 shares with the same relative aggregate net asset value as the Class S shares held immediately prior to the conversion. Upon completion of the conversion, Class S shares of the Portfolio were no longer offered.
Effective March 18, 2024, the Fund’s custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York (collectively, the "Custodian").
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Portfolio values its financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees of the Fund (the "Board"). Investments held by the Portfolio are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Portfolio's investment adviser, Fred Alger Management, LLC (“Alger Management” or the “Investment Manager”) as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Portfolio to assist in performing the duties and responsibilities of the Valuation Designee.

ALGER MID CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Portfolio. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Portfolio having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act, including money market funds, are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Securities in which the Portfolio invests may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of  the foreign markets and the close of  the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of  these securities as of  the close of  the NYSE. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.

ALGER MID CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Portfolio. Unobservable inputs are inputs that reflect the Portfolio's own assumptions based on the best information available in these circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The Portfolio's quantitative summary by Level can be found in Note 8.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)
The Portfolio's valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Portfolio may significantly differ from the valuations that would have been assigned by the Portfolio had there been an active market for such securities.

ALGER MID CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars and foreign cash.
(c) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.
Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.
(d) Foreign Currency Transactions: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.  The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the accompanying Statement of Operations.
(e) Lending of  Fund Securities: The Portfolio may lend its securities to financial institutions (other than to the Investment Manager or its affiliates), provided that the market value of the securities loaned will not at any time exceed one third of the Portfolio’s total assets including borrowings, as defined in its prospectus. The Portfolio may earn fees on the securities loaned, which are included in income from securities lending in the accompanying Statement of Operations, if applicable. In order to protect against the risk of  failure by the borrower to return the securities loaned or any delay in the delivery of  such securities, the loan is collateralized by cash or securities that are maintained with the Custodian, in an amount equal to at least 102% of  the current market value of  U.S. loaned securities or 105% for non-U.S. loaned securities. The market value of the loaned securities is determined at the close of each business day of the Portfolio. Any required additional collateral is delivered to the Custodian each day and any excess collateral is returned to the borrower on the next business day. In the event the borrower fails to return the loaned securities when due, the Portfolio may take  the collateral to replace the securities. If  the value of  the collateral is less than the purchase cost of  replacement securities, the Custodian shall be responsible for any shortfall, but only to the extent that the shortfall is not due to

ALGER MID CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

any diminution in collateral value, as defined in the securities lending agreement. The Portfolio is required to maintain the collateral in a segregated account and determine its value each day until the loaned securities are returned.  Cash collateral may be invested as determined by the Portfolio. Collateral is returned to the borrower upon settlement of the loan. There were no securities loaned as of December 31, 2024.
(f) Dividends to Shareholders: Dividends and distributions payable to shareholders are recorded by the Portfolio on the ex-dividend date. The Portfolio declares and pays dividends from net investment income, if available, annually. Dividends from net realized gains, offset by any loss carryforward, are declared and paid annually.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Portfolio’s distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income, net realized gain on investment transactions, or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the differences in tax treatment of net operating losses. The reclassifications are done annually at year-end and have no impact on the net asset value of the Portfolio and are designed to present the Portfolio’s capital accounts on a tax basis.
(g) Federal Income Taxes: It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code Subchapter M applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Provided that the Portfolio maintains such compliance, no federal income tax provision is required.
FASB Accounting Standards Codification 740 – Income Taxes (“ASC 740”) requires the Portfolio to measure and recognize in its financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. No tax years are currently under investigation. The Portfolio files income tax returns in the U.S. Federal jurisdiction, as well as the New York State and New York City jurisdictions. The statute of limitations on the Portfolio's tax returns remains open for the tax years 2020-2023. Alger Management does not believe there are any uncertain tax positions that require recognition of a tax liability.
(h) Allocation Methods: The Fund accounts separately for the assets, liabilities and operations of the Portfolio. Expenses directly attributable to the Portfolio are charged to the Portfolio’s operations; expenses which are applicable to all Portfolios are allocated among them based on net assets.

ALGER MID CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

(i) Segment Reporting: During the year ended December 31, 2024, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses and, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance. The Principal Executive Officer of the Fund, acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Investment Manager.
(j) Estimates: These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, which require using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates. All such estimates are of a normal recurring nature.
NOTE 3 — Investment Advisory Fees and Other Transactions with Affiliates:

(a) Investment Advisory Fees: Fees incurred by the Portfolio, pursuant to the provisions of the Fund's Investment Advisory Agreement with the Investment Manager, are payable monthly and computed based on the following annual rates. The actual rate paid as a percentage of average daily net assets, for the year ended December 31, 2024, is set forth below under the heading “Actual Rate”:

	Tier 1	Tier 2	Actual Rate
Alger Mid Cap Growth Portfolio(a),(b)	0.76%	0.70%	0.73%

(a)
Alger Management has agreed to waive fees owed to it by, or to reimburse expenses of, the Portfolio in an amount corresponding to the management fee borne by the Portfolio as an investor in any underlying Alger Management-
sponsored fund. This agreement will remain in effect for the life of any investment by the Portfolio in any Alger
Management-sponsored fund. For the year ended December 31, 2024, the Portfolio waived $36,790 of such advisory fees. The "Actual Rate" shown above includes the impact of such waiver.

(b)	Tier 1 rate is paid on assets up to $1 billion and Tier 2 rate is paid on assets in excess of $1 billion.
(b) Administration Fees: Fees incurred by the Portfolio, pursuant to the provisions of the Fund's Fund Administration Agreement with the Investment Manager, are payable monthly and computed based on the average daily net assets of the Portfolio at the annual rate of 0.0275%.

ALGER MID CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

(c) Brokerage Commissions: During the year ended December 31, 2024, the Portfolio paid Fred Alger & Company, LLC, the Fund's distributor and affiliate of Alger Management (the "Distributor"), $21,429 in connection with securities transactions.
(d) Shareholder Administrative Fees: The Fund has entered into a Shareholder Administrative Services Agreement with Alger Management to compensate Alger Management for providing administrative oversight of  the Fund’s transfer agent, and for other related services. The Portfolio compensates Alger Management at the annual rate of  0.01% of  the average daily net assets for these services.
(e) Trustee Fees: Each trustee who is not an “interested person” of  the Fund, as defined in the 1940 Act (“Independent Trustee”), receives a fee of  $165,400 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex, plus travel expenses incurred for attending board meetings.  The term “Alger Fund Complex” refers to the Fund, The Alger Institutional Funds, The Alger Funds II, The Alger Funds, Alger Global Equity Fund (formerly Alger Global Focus Fund) and The Alger ETF Trust, each of  which is a registered investment company managed by Alger Management. The Independent Trustee appointed as Chair of  the Board receives additional compensation of  $22,000 per annum paid pro rata based on net assets by each fund in the Alger Fund Complex. Additionally, each member of the Audit Committee receives a fee of $13,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex.
The Board has adopted a policy requiring Independent Trustees to receive a minimum of 10% of their annual compensation in shares of one or more of the funds in the Alger Fund Complex.
(f) Interfund Trades: The Portfolio may engage in purchase and sale transactions with other funds advised by Alger Management or sub-advised by Weatherbie Capital LLC or Redwood Investments, LLC, affiliates of Alger Management. For the year ended December 31, 2024, there were no interfund trades.
(g) Interfund Loans: The Portfolio, along with other funds in the Alger Fund Complex, may borrow money from and lend money to each other for temporary or emergency purposes. To the extent permitted under its investment restrictions, the Portfolio may lend uninvested cash in an amount up to 15% of  its net assets to other funds in the Alger Fund Complex. If  the Portfolio has borrowed from other funds in the Alger Fund Complex and has aggregate borrowings from all sources that exceed 10% of  the Portfolio's total assets, the Portfolio will secure all of its loans from other funds in the Alger Fund Complex. The interest rate charged on interfund loans is equal to the average of the overnight U.S. Treasury money market rate and bank loan rate available to the Portfolio. There were no interfund loans outstanding as of December 31, 2024.

ALGER MID CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

During the year ended December 31, 2024, the Portfolio incurred interfund loan interest expense of $489, which is included in interest expense in the accompanying Statement of Operations.
(h) Other Transactions with Affiliates: Certain officers and one Trustee of the Fund are directors and/or officers of Alger Management, the Distributor, or their affiliates. No shares of the Portfolio were held by Alger Management and its affiliated entities as of December 31, 2024.
NOTE 4 — Securities Transactions:

The following summarizes the securities transactions by the Portfolio, other than U.S. Government securities, and short-term securities, for the year ended December 31, 2024:

	PURCHASES	SALES
Alger Mid Cap Growth Portfolio	$87,014,598	$97,384,951
NOTE 5 — Borrowings:

The Portfolio may borrow from the Custodian on an uncommitted basis. The Portfolio pays the Custodian a market rate of interest, generally based upon a rate of return with respect to each respective currency borrowed, taking into consideration relevant overnight and short-term reference rates and the range of distribution between and among the interest rates paid on deposits to other institutions, less applicable commissions, if any. Borrowings from the Custodian, if any, are included in Bank overdraft in the Statement of Assets and Liabilities. The Portfolio may also borrow from other funds in the Alger Fund Complex, as discussed in Note 3(g). For the year ended December 31, 2024, the Portfolio had the following borrowings from the Custodian and other funds in the Alger Fund Complex:

	AVERAGE DAILY BORROWING	WEIGHTED AVERAGE INTEREST RATE
Alger Mid Cap Growth Portfolio	$9,473	6.37%
The highest amount borrowed by the Portfolio from the Custodian and other funds in the Alger Fund Complex during the year ended December 31, 2024 was as follows:

HIGHEST BORROWING
Alger Mid Cap Growth Portfolio	$620,000

ALGER MID CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

NOTE 6 — Share Capital:

The Portfolio has an unlimited number of authorized shares of beneficial interest of $.001 par value. During the year ended December 31, 2024 and the year ended December 31, 2023, transactions of shares of beneficial interest were as follows:

	FOR THE YEAR ENDED December 31, 2024		FOR THE YEAR ENDED December 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Mid Cap Growth Portfolio
Class I-2:
Shares sold	546,223	$10,805,307	712,407	$10,950,316
Dividends reinvested	—	—	—	—
Shares redeemed	(1,250,552)	(23,514,963)	(1,338,836)	(20,504,954)
Net decrease	(704,329)	$(12,709,656)	(626,429)	$(9,554,638)
NOTE 7 — Income Tax Information:

The tax character of distributions paid during the year ended December 31, 2024 and the year ended December 31, 2023 was as follows:

	FOR THE YEAR ENDED December 31, 2024	FOR THE YEAR ENDED December 31, 2023
Alger Mid Cap Growth Portfolio
Distributions paid from:
Ordinary Income	$—	$—
Long-term capital gains	—	—
Total distributions paid	$—	$—
As of December 31, 2024, the components of accumulated earnings (losses) on a tax basis were as follows:

Alger Mid Cap Growth Portfolio
Undistributed ordinary income	$—
Undistributed long-term gains	—
Net accumulated earnings	—
Capital loss carryforwards	(33,252,232)
Late year ordinary income losses	—
Net unrealized appreciation	33,865,485
Total accumulated earnings	$613,253
During the year ended December 31, 2024, the Portfolio utilized capital loss carryforwards of $12,534,524.

ALGER MID CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

As of December 31, 2024, the Portfolio, for federal income tax purposes, had capital loss carryforwards of $33,252,232. This amount will not be subject to expiration under the Regulated Investment Company Modernization Act of 2010, and this amount may be applied against future net realized gains until their utilization.
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is determined annually and is attributable primarily to the tax deferral of losses on wash sales, U.S. Internal Revenue Code Section 988 currency transactions, tax treatment of partnership investments, the realization of unrealized appreciation of passive foreign investment companies, and the return of capital from real estate investment trust investments.
The Portfolio accrues tax on unrealized gains in foreign jurisdictions that impose a foreign capital tax, if applicable.
Permanent differences, primarily from net operating losses and real estate investment trusts and partnership investments sold by the Portfolio, resulted in the following reclassifications among the Portfolio's components of net assets at December 31, 2024:

Alger Mid Cap Growth Portfolio
Distributable earnings	$599,285
Paid-in Capital	$(599,285)
NOTE 8 — Fair Value Measurements:

The following is a summary of the inputs used as of December 31, 2024 in valuing the Portfolio's investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with its  investments, the Portfolio has determined that presenting them by security type and sector is appropriate.

Alger Mid Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$9,701,310	$9,701,310	$—	$—
Consumer Discretionary	15,817,169	15,817,169	—	—
Financials	16,790,857	16,790,857	—	—
Healthcare	11,285,744	11,285,744	—	—
Industrials	30,337,293	30,337,293	—	—
Information Technology	47,708,315	47,708,315	—	—
Materials	2,100,089	2,100,089	—	—
Real Estate	5,839,568	5,839,568	—	—
Utilities	2,654,367	2,654,367	—	—
TOTAL COMMON STOCKS	$142,234,712	$142,234,712	$—	$—

ALGER MID CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

Alger Mid Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
EXCHANGE TRADED FUNDS	$5,310,062	$5,310,062	$—	$—
PREFERRED STOCKS
Healthcare	— [1]	—	—	— [1]
Information Technology	597,566	—	—	597,566
TOTAL PREFERRED STOCKS	$597,566	$—	$—	$597,566
RIGHTS
Healthcare	55,263	—	—	55,263
SPECIAL PURPOSE VEHICLE
Information Technology	1,042,704	—	—	1,042,704
WARRANTS
Information Technology	— [2]	—	— [2]	—
SHORT-TERM INVESTMENTS
Money Market Funds	1,268,458	1,268,458	—	—
TOTAL INVESTMENTS IN SECURITIES	$150,508,765	$148,813,232	$—	$1,695,533

[1]	Alger Mid Cap Growth Portfolio's holdings of Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of December 31, 2024.
[2]	Alger Mid Cap Growth Portfolio's holdings of Constellation Software, Inc. warrants expiring March 31, 2040, are classified as a Level 2 investment and are fair valued at zero as of December 31, 2024.

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2024	$—*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	597,566
Sales/Distributions	—
Closing balance at December 31, 2024	597,566*
Net change in unrealized appreciation (depreciation) attributable to investments still held at December 31, 2024**	—

ALGER MID CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Rights
Opening balance at January 1, 2024	$301,820
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(246,557)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at December 31, 2024	55,263
Net change in unrealized appreciation (depreciation) attributable to investments still held at December 31, 2024**	(246,557)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Special Purpose Vehicle
Opening balance at January 1, 2024	$1,076,736
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(34,032)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at December 31, 2024	1,042,704
Net change in unrealized appreciation (depreciation) attributable to investments still held at December 31, 2024**	(34,032)

*	Includes securities that are fair valued at zero.
**	Net change in unrealized appreciation (depreciation) is included in the net change in unrealized appreciation (depreciation) on investments in the accompanying Statement of Operations.
The following table provides quantitative information about the Portfolio's Level 3 fair value measurements of its investments as of December 31, 2024. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to the Portfolio's fair value measurements.

ALGER MID CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

	Fair Value December 31, 2024	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Alger Mid Cap Growth Portfolio
Preferred Stocks	$—*	Income Approach	Discount Rate	100%	N/A**
	597,566	Market Approach	Revenue Multiple	22.91x	N/A**
Rights	55,263	Income Approach	Discount Rate Probability of Success	6.93%-7.16% 0.00%	N/A** N/A**
Special Purpose Vehicle	1,042,704	Market Approach	Revenue Multiple	9.00x	N/A**

*	Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of December 31, 2024.
**	Each security type listed and respective valuation methodology and unobservable input, represents only one investment.
The significant unobservable inputs used in the fair value measurement of the Portfolio's securities are revenue and EBITDA multiples, discount rates, and the probability of  success of  certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probability of  success result in lower fair value measurements.  For the year ended December 31, 2024, there were no changes in valuation methodology on Level 3 investments.
NOTE 9 — Principal Risks:

Investing in the stock market involves risks, including the potential loss of principal. The value of the securities owned by the Portfolio, like other investments, may move up or down, sometimes rapidly and unpredictably. Portfolio shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Portfolio dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases and similar public health threats, recessions, or other events could have a significant impact on investments. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments.

ALGER MID CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

Investing in companies of medium capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment. At times, the Portfolio may hold a large cash position, which may underperform relative to equity securities.
NOTE 10 — Affiliated Securities:

During the year ended December 31, 2024, as disclosed in the following table, the Portfolio held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the Portfolio for purposes of the 1940 Act. Transactions during the year ended December 31, 2024 with such affiliated persons are summarized below. During this year, other Portfolios of the Fund may also have held voting shares of the issuers at levels below 5%.

Security	Shares Held at December 31, 2023	Shares Purchased	Shares Sold	Shares Held at December 31, 2024	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at December 31, 2024
Alger Mid Cap Growth Portfolio
EXCHANGE TRADED FUNDS
Alger Mid Cap 40 ETF	313,018	—	(29,062)	283,956	$5,344	$(29,458)	$1,692,486	$5,310,062
Preferred Stocks
Prosetta Biosciences, Inc., Series D1	170,419	—	—	170,419	—	—	—	—
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A2	—	—	—	—	—	—	(24,815)	760,305
Crosslink Ventures C, LLC, Cl. B2	—	—	—	—	—	—	(9,217)	282,399
Total	483,437	—	(29,062)	454,375	$5,344	$(29,458)	$1,658,454	$6,352,766

[1]	Prosetta Biosciences, Inc. Series D is no longer deemed to be an affiliate of the Portfolio because the Portfolio and Prosetta Biosciences Inc., Series D are no longer under common control.
[2]
The Alger Fund Complex and other entities managed by Alger Management fully own Crosslink Ventures C, LLC,
Class A and Crosslink Ventures C, LLC, Class B. There were no capital increases or decreases for the year ended
December 31, 2024.

ALGER MID CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

NOTE 11 — Subsequent Events:

Management of the Portfolio has evaluated events that have occurred subsequent to December 31, 2024, through the issuance date of the Financial Statements. No material events have been identified which require recognition and/or disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Alger Mid Cap Growth Portfolio and the Board of Trustees of The Alger Portfolios:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Alger Mid Cap Growth Portfolio, (the "Portfolio") one of the portfolios constituting The Alger Portfolios, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on the Portfolio's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers. When replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
New York, New York
February 19, 2025
We have served as the auditor of one or more investment companies within the Alger group of investment companies since 2009.

THE ALGER PORTFOLIOS
OTHER INFORMATION (Unaudited)

Proxy Voting Policies

A description of the policies and procedures the Portfolio uses to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 992-3863 or online on the Portfolio's website at http://www.alger.com or on the SEC’s website at http://www.sec.gov.
Fund Holdings

The Board has adopted policies and procedures relating to disclosure of the Porfolio's securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Portfolio.
Generally, the policies prohibit the release of information concerning portfolio holdings, which have not previously been made public, to individual investors, institutional investors, intermediaries that distribute the Portfolio's shares and other parties which are not employed by the Investment Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Portfolio) are acceptable.
The Portfolio files its complete schedule of portfolio holdings with the SEC semi-annually in financial statements on Form N-CSR and after the first and third fiscal quarters as an exhibit to its reports on Form N-PORT. The Portfolio's Forms N-CSR and N-PORT are available online on the SEC’s website at www.sec.gov.
In addition, the Portfolio makes publicly available its month-end top 10 holdings with a 10 day lag and its month-end full portfolio with a 60 day lag on its website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.
In accordance with the foregoing, the Portfolio provides portfolio holdings information to third parties including financial intermediaries and service providers who need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Portfolio will communicate with these third parties to confirm that they understand the Portfolio's policies and procedures regarding such disclosure. These agreements must be approved by the Fund's Chief Compliance Officer.
The Board periodically reviews a report disclosing the third parties to whom the Portfolio's holdings information has been disclosed and the purpose for such

THE ALGER PORTFOLIOS
OTHER INFORMATION (Unaudited) (Continued)

disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Portfolio and its shareholders.
In addition to material the Portfolio routinely provides to shareholders, the Investment Manager may make additional statistical information available regarding the Alger Family of Funds.
Such information may include, but not be limited to, relative weightings and characteristics of the Portfolio versus an index (such as P/E ratio, alpha, beta, capture ratio, maximum drawdown, standard deviation, EPS forecasts, Sharpe ratio, information ratio, R-squared, and market cap analysis), security specific impact on overall portfolio performance, month-end top ten contributors to and detractors from performance, portfolio turnover, and other similar information. Shareholders should visit www.alger.com or may also contact the Portfolio at (800) 992-3863 to obtain such information.

THE ALGER PORTFOLIOS

100 Pearl Street, 27th Floor
New York, NY 10004
(800) 992-3863
www.alger.com
Investment Manager

Fred Alger Management, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Distributor

Fred Alger & Company, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Transfer Agent and Dividend Disbursing Agent

UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
Custodian

The Bank of New York
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza
New York, NY 10112
This report is submitted for the general information of the shareholders of the Alger Mid Cap Growth Portfolio. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Portfolio, which contains information concerning the Portfolio’s investment policies, fees and expenses as well as other pertinent information.

Inspired by Change, Driven by Growth.

MidCapAR

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
THE ALGER PORTFOLIOS
Alger Small Cap Growth Portfolio
ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
December 31, 2024

ALGER SMALL CAP GROWTH PORTFOLIO

ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments December 31, 2024

	SHARES	VALUE
COMMON STOCKS—95.6%
AEROSPACE & DEFENSE—1.4%
Bombardier, Inc., Cl. B*	20,745	$ 1,410,709
Loar Holdings, Inc.*	8,602	635,774

		2,046,483
APPAREL RETAIL—3.5%
Abercrombie & Fitch Co., Cl. A*	5,346	799,067
Aritzia, Inc.*	43,083	1,601,694
Victoria's Secret & Co.*	69,753	2,889,169

		5,289,930
APPLICATION SOFTWARE—22.0%
ACI Worldwide, Inc.*	8,592	446,011
AppFolio, Inc., Cl. A*	2,210	545,251
BILL Holdings, Inc.*	13,868	1,174,758
Blackbaud, Inc.*	17,553	1,297,518
BlackLine, Inc.*	23,074	1,401,976
Clearwater Analytics Holdings, Inc., Cl. A*	52,216	1,436,984
Guidewire Software, Inc.*	20,160	3,398,573
InterDigital, Inc.	8,528	1,652,044
Manhattan Associates, Inc.*	19,528	5,277,247
nCino, Inc.*	44,383	1,490,381
Q2 Holdings, Inc.*	53,844	5,419,399
SPS Commerce, Inc.*	24,641	4,533,697
Vertex, Inc., Cl. A*	92,716	4,946,399

		33,020,238
ASSET MANAGEMENT & CUSTODY BANKS—0.4%
Hamilton Lane, Inc., Cl. A	4,226	625,659
AUTOMOTIVE PARTS & EQUIPMENT—0.1%
Modine Manufacturing Co.*	1,544	178,996
BIOTECHNOLOGY—14.4%
Absci Corp.*	339,522	889,548
Akero Therapeutics, Inc.*	55,333	1,539,364
Biohaven, Ltd.*	18,674	697,474
Blueprint Medicines Corp.*	7,126	621,530
Cabaletta Bio, Inc.*	118,989	270,105
CareDx, Inc.*	68,882	1,474,764
Centessa Pharmaceuticals PLC ADR*	29,578	495,431
Denali Therapeutics, Inc.*	26,192	533,793
Forte Biosciences, Inc.*	42,865	973,464
Insmed, Inc.*	20,222	1,396,127
Instil Bio, Inc.*	8,942	170,703
Keros Therapeutics, Inc.*	13,247	209,700
Larimar Therapeutics, Inc.*	200,544	776,105
Merus NV*	13,152	553,042
MoonLake Immunotherapeutics*	30,605	1,657,261
See Notes to Financial Statements.

ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments December 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—95.6% (CONT.)
BIOTECHNOLOGY—14.4% (CONT.)
Natera, Inc.*	8,184	$ 1,295,527
NewAmsterdam Pharma Co. NV*	6,809	174,991
Nurix Therapeutics, Inc.*	31,132	586,527
Nuvalent, Inc., Cl. A*	27,129	2,123,658
ORIC Pharmaceuticals, Inc.*	60,349	487,016
Revolution Medicines, Inc.*	32,882	1,438,259
Twist Bioscience Corp.*	26,830	1,246,790
Vaxcyte, Inc.*	13,557	1,109,776
Viking Therapeutics, Inc.*	23,114	930,107

		21,651,062
BUILDING PRODUCTS—2.2%
CSW Industrials, Inc.	7,801	2,752,193
The AZEK Co., Inc., Cl. A*	12,683	602,062

		3,354,255
CONSTRUCTION & ENGINEERING—1.4%
Construction Partners, Inc., Cl. A*	9,077	802,952
Tutor Perini Corp.*	50,447	1,220,817

		2,023,769
CONSUMER FINANCE—0.6%
Upstart Holdings, Inc.*	14,208	874,787
CONSUMER STAPLES MERCHANDISE RETAIL—1.6%
BJ's Wholesale Club Holdings, Inc.*	26,037	2,326,406
EDUCATION SERVICES—1.5%
Duolingo, Inc.*	3,170	1,027,809
KinderCare Learning Cos., Inc.*	22,047	392,437
Universal Technical Institute, Inc.*	34,116	877,122

		2,297,368
ELECTRICAL COMPONENTS & EQUIPMENT—1.0%
Enovix Corp.*	131,517	1,429,590
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.2%
PAR Technology Corp.*	4,898	355,938
ELECTRONIC MANUFACTURING SERVICES—0.7%
Fabrinet*	4,902	1,077,852
FOOD RETAIL—0.4%
Grocery Outlet Holding Corp.*	36,010	562,116
FOOTWEAR—1.8%
On Holding AG, Cl. A*	49,611	2,717,194
HEALTHCARE EQUIPMENT—2.7%
Ceribell, Inc.*	8,804	227,847
Glaukos Corp.*	12,683	1,901,689
Impulse Dynamics PLC, Series A(a),*,@	1,596,061	1,404,534
See Notes to Financial Statements.

ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments December 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—95.6% (CONT.)
HEALTHCARE EQUIPMENT—2.7% (CONT.)
Tandem Diabetes Care, Inc.*	14,383	$ 518,076

		4,052,146
HEALTHCARE SERVICES—1.0%
GeneDx Holdings Corp.*	3,637	279,540
Guardant Health, Inc.*	42,329	1,293,151

		1,572,691
HEALTHCARE SUPPLIES—1.1%
Neogen Corp.*	140,497	1,705,634
HEALTHCARE TECHNOLOGY—0.4%
Health Catalyst, Inc.*	88,344	624,592
HOMEFURNISHING RETAIL—0.9%
RH*	3,389	1,333,876
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—4.3%
Gates Industrial Corp. PLC*	170,180	3,500,603
RBC Bearings, Inc.*	9,901	2,961,785

		6,462,388
INTERACTIVE MEDIA & SERVICES—0.6%
Reddit, Inc., Cl. A*	5,335	871,952
INTERNET SERVICES & INFRASTRUCTURE—1.4%
Wix.com Ltd.*	9,438	2,024,923
INVESTMENT BANKING & BROKERAGE—1.3%
Moelis & Co., Cl. A	10,075	744,341
Piper Sandler Cos.	3,977	1,192,901

		1,937,242
LEISURE FACILITIES—1.3%
Planet Fitness, Inc., Cl. A*	20,418	2,018,728
LIFE SCIENCES TOOLS & SERVICES—4.8%
10X Genomics, Inc., Cl. A*	19,365	278,081
Bio-Techne Corp.	50,714	3,652,929
CryoPort, Inc.*	151,946	1,182,140
MaxCyte, Inc.*	135,576	563,996
Repligen Corp.*	8,101	1,166,058
Tempus AI, Inc.*	10,839	365,925

		7,209,129
OIL & GAS EQUIPMENT & SERVICES—0.6%
Weatherford International PLC	11,872	850,391
OIL & GAS EXPLORATION & PRODUCTION—2.9%
Magnolia Oil & Gas Corp., Cl. A	185,233	4,330,748
PASSENGER AIRLINES—1.1%
Joby Aviation, Inc.*	198,786	1,616,130
See Notes to Financial Statements.

ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments December 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—95.6% (CONT.)
PERSONAL CARE PRODUCTS—0.4%
Oddity Tech, Ltd., Cl. A*	15,144	$ 636,351
PHARMACEUTICALS—0.3%
Structure Therapeutics, Inc. ADR*	17,495	474,464
RESTAURANTS—9.2%
Cava Group, Inc.*	12,511	1,411,241
Kura Sushi USA, Inc., Cl. A*	18,028	1,632,976
Shake Shack, Inc., Cl. A*	27,985	3,632,453
The Cheesecake Factory, Inc.	24,096	1,143,114
Wingstop, Inc.	21,271	6,045,218

		13,865,002
SEMICONDUCTORS—4.0%
Astera Labs, Inc.*	24,567	3,253,899
Rambus, Inc.*	18,532	979,602
Universal Display Corp.	12,336	1,803,523

		6,037,024
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—0.2%
Celsius Holdings, Inc.*	12,320	324,509
SPECIALIZED CONSUMER SERVICES—0.2%
European Wax Center, Inc., Cl. A*	54,982	366,730
SPECIALTY CHEMICALS—0.8%
Balchem Corp.	6,949	1,132,652
SYSTEMS SOFTWARE—1.6%
CyberArk Software Ltd.*	3,216	1,071,410
Rapid7, Inc.*	12,630	508,105
Varonis Systems, Inc.*	20,029	889,889

		2,469,404
TRADING COMPANIES & DISTRIBUTORS—1.0%
SiteOne Landscape Supply, Inc.*	129	16,999
Xometry, Inc., Cl. A*	33,702	1,437,727

		1,454,726
TRANSACTION & PAYMENT PROCESSING SERVICES—0.3%
Marqeta, Inc., Cl. A*	126,785	480,515
TOTAL COMMON STOCKS (Cost $102,173,791)		143,683,590
PREFERRED STOCKS—0.6%
APPLICATION SOFTWARE—0.4%
SB Technology, Inc. Series E(a),*,@	37,494	645,272
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),*,@	85,998	—
See Notes to Financial Statements.

ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments December 31, 2024  (Continued)

	SHARES	VALUE
PREFERRED STOCKS—0.6% (CONT.)
HEALTHCARE EQUIPMENT—0.2%
Impulse Dynamics PLC, Series F-1(a),*,@	195,376	$ 271,572
TOTAL PREFERRED STOCKS (Cost $1,227,113)		916,844
RIGHTS—0.1%
BIOTECHNOLOGY—0.0%
Mirati Therapeutics, Inc. CVR(a),*,@	6,941	7,635
Tolero CDR(a),*,@	287,830	37,418

		45,053
PHARMACEUTICALS—0.1%
Fusion Pharmaceuticals, Inc. CVR(a),*,@	45,185	48,800
TOTAL RIGHTS (Cost $155,594)		93,853
SPECIAL PURPOSE VEHICLE—1.0%
DATA PROCESSING & OUTSOURCED SERVICES—1.0%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		1,216,488
Crosslink Ventures C, LLC, Cl. B(a),(b),*,@		260,676

		1,477,164
TOTAL SPECIAL PURPOSE VEHICLE (Cost $1,700,000)		1,477,164
SHORT-TERM SECURITIES—2.6%
MONEY MARKET FUNDS—2.6%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.34%(c)	3,926,802	3,926,802
(Cost $3,926,802)		3,926,802

Total Investments (Cost $109,183,300)	99.9%	$150,098,253
Affiliated Securities (Cost $1,700,000)		1,477,164
Unaffiliated Securities (Cost $107,483,300)		148,621,089
Other Assets in Excess of Liabilities	0.1%	110,182
NET ASSETS	100.0%	$150,208,435

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights
CVR	Contingent Value Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 10 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of December 31, 2024.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments December 31, 2024  (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 12/31/2024
Crosslink Ventures C, LLC, Cl. A	10/2/20	$1,400,000	$1,216,488	0.8%
Crosslink Ventures C, LLC, Cl. B	12/16/20	300,000	260,676	0.2%
Fusion Pharmaceuticals, Inc. CVR	6/5/24	—	48,800	0.1%
Impulse Dynamics PLC, Series A	2/11/22	1,596,061	1,404,534	0.9%
Impulse Dynamics PLC, Series F-1	2/5/24	194,849	271,572	0.2%
Mirati Therapeutics, Inc. CVR	1/24/24	—	7,635	0.0%
Prosetta Biosciences, Inc., Series D	2/6/15-10/2/23	386,992	—	0.0%
SB Technology, Inc. Series E	10/23/24	645,272	645,272	0.4%
Tolero CDR	2/6/17	155,594	37,418	0.0%
Total			$3,892,395	2.6%
See Notes to Financial Statements.

ALGER SMALL CAP GROWTH PORTFOLIO
Statement of Assets and Liabilities December 31, 2024

Alger Small Cap Growth Portfolio
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedule of investments	$148,621,089
Investments in affiliated securities, at value (Identified cost below)** see accompanying schedule of investments	1,477,164
Receivable for shares of beneficial interest sold	262,502
Dividends and interest receivable	24,942
Prepaid expenses	4,104
Total Assets	150,389,801
LIABILITIES:
Payable for shares of beneficial interest redeemed	14,663
Accrued investment advisory fees	112,008
Accrued shareholder administrative fees	1,383
Accrued administrative fees	3,803
Accrued fund accounting fees	27,465
Accrued professional fees	8,536
Accrued printing fees	6,065
Accrued transfer agent fees	3,215
Accrued custodian fees	2,330
Accrued other expenses	1,898
Total Liabilities	181,366
NET ASSETS	$150,208,435
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	112,498,681
Distributable earnings	37,709,754
NET ASSETS	$150,208,435
* Identified cost	$107,483,300 (a)
** Identified cost	$1,700,000 (a)

See Notes to Financial Statements.

ALGER SMALL CAP GROWTH PORTFOLIO
Statement of Assets and Liabilities December 31, 2024 (Continued)

Alger Small Cap Growth Portfolio
NET ASSETS BY CLASS:
Class I-2	$150,208,435
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 6:
Class I-2	8,435,303
NET ASSET VALUE PER SHARE:
Class I-2	$17.81

(a)
At December 31, 2024, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $110,488,240, amounted to $39,610,014, which consisted of aggregate gross unrealized appreciation of
$53,248,964, and aggregate gross unrealized depreciation of $13,638,950.

See Notes to Financial Statements.

ALGER SMALL CAP GROWTH PORTFOLIO
Statement of Operations for the year ended December 31, 2024

Alger Small Cap Growth Portfolio
INCOME:
Dividends (net of foreign withholding taxes*)	$237,064
Interest	180,718
Total Income	417,782
EXPENSES:
Investment advisory fees — Note 3	1,241,647
Shareholder administrative fees — Note 3	15,329
Administration fees — Note 3	42,155
Fund accounting fees	64,756
Registration fees	56,122
Professional fees	43,282
Transfer agent fees	21,174
Printing fees	18,106
Trustee fees — Note 3	7,944
Custodian fees	7,764
Interest expense — Note 3	3,025
Other expenses	17,165
Total Expenses	1,538,469
NET INVESTMENT (LOSS)	(1,120,687)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	16,647,821
Net realized (loss) on foreign currency transactions	(3,446)
Net realized gain on investments and foreign currency	16,644,375
Net change in unrealized (depreciation) on unaffiliated investments	(3,857,017)
Net change in unrealized appreciation on affiliated investments	338,780
Net change in unrealized appreciation on investments and foreign currency	(3,518,237)
Net realized and unrealized gain on investments and foreign currency	13,126,138
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,005,451

*	For the year ended December 31, 2024, the Portfolio had no foreign taxes withheld.
See Notes to Financial Statements.

ALGER SMALL CAP GROWTH PORTFOLIO
Statements of Changes in Net Assets

	Alger Small Cap Growth Portfolio
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Net investment (loss)	$(1,120,687)	$(927,725)
Net realized gain (loss) on investments and foreign currency	16,644,375	(12,462,269)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(3,518,237)	36,730,091
Net increase in net assets resulting from operations	12,005,451	23,340,097
Net dividends and distributions to shareholders:
Total dividends and distributions to shareholders	(574,238)	—
Net decrease from shares of beneficial interest transactions — Note 6:
Class I-2	(20,147,952)	(13,686,179)
Net decrease from shares of beneficial interest transactions — Note 6	(20,147,952)	(13,686,179)
Total increase (decrease)	(8,716,739)	9,653,918
Net Assets:
Beginning of period	158,925,174	149,271,256
END OF PERIOD	$150,208,435	$158,925,174
See Notes to Financial Statements.

ALGER SMALL CAP GROWTH PORTFOLIO
Financial Highlights for a share outstanding throughout the period

Alger Small Cap Growth Portfolio	Class I-2
	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021	Year Ended 12/31/2020
Net asset value, beginning of period	$16.53	$14.19	$27.88	$44.78	$28.69
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.13)	(0.09)	(0.13)	(0.38)	(0.22)
Net realized and unrealized gain (loss) on investments	1.48	2.43	(10.38)	(2.65)	19.39
Total from investment operations	1.35	2.34	(10.51)	(3.03)	19.17
Dividends from net investment income	(0.07)	—	—	—	(0.40)
Distributions from net realized gains	—	—	(3.18)	(13.87)	(2.68)
Net asset value, end of period	$17.81	$16.53	$14.19	$27.88	$44.78
Total return(b)	8.13%	16.49%	(38.01) %	(6.06) %	67.15%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$150,208	$158,925	$149,271	$261,268	$331,123
Ratio of net expenses to average net assets	1.00%	1.02%	1.00%	0.95%	0.96%
Ratio of net investment loss to average net assets	(0.73) %	(0.61) %	(0.63) %	(0.85) %	(0.62) %
Portfolio turnover rate	51.26%	34.48%	12.97%	34.38%	26.46%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Total return does not include any fees and expenses imposed by variable annuity contracts and variable life insurance policies.
See Notes to Financial Statements.

ALGER SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

NOTE 1 — General:

The Alger Portfolios (the “Fund”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Fund operates as a series company currently offering six series of shares of beneficial interest: Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Growth & Income Portfolio, Alger Mid Cap Growth Portfolio, Alger Small Cap Growth Portfolio and Alger Balanced Portfolio (collectively, the “Portfolios”). These financial statements include only the Alger Small Cap Growth Portfolio (the “Portfolio”). The Portfolio invests primarily in equity securities and has an investment objective of long-term capital appreciation. Shares of the Portfolio are available to investment vehicles for variable annuity contracts and variable life insurance policies offered by separate accounts of life insurance companies, as well as qualified pension and retirement plans.
Effective March 18, 2024, the Fund’s custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York (collectively, the "Custodian").
On May 23, 2023, the Board of Trustees of the Fund (the "Board") approved a Plan of Reorganization (the “Plan”), adopted with respect to Alger Weatherbie Specialized Growth Portfolio and the Portfolio. The Plan provided for the transfer of Alger Weatherbie Specialized Growth Portfolio’s assets to the Portfolio in a tax-free exchange for shares of the Portfolio and the assumption by the Portfolio of Alger Weatherbie Specialized Growth Portfolio’s stated liabilities, the distribution of such shares of the Portfolio to Alger Weatherbie Specialized Growth Portfolio shareholders and the subsequent termination of Alger Weatherbie Specialized Growth Portfolio (the “Reorganization”). Because the Reorganization satisfied the requisite conditions of Rule 17a-8 under the Investment Company Act of 1940, as amended (the “1940 Act”), in accordance with the Fund’s Amended and Restated Agreement and Declaration of Trust, and applicable Massachusetts state and U.S. federal law (including Rule 17a-8), the Reorganization was effected without the approval of shareholders of either Portfolio. The Reorganization became effective after the close of business on September 29, 2023.
After the close of business on September 29, 2023, the Portfolio acquired substantially all of the assets and liabilities of the Alger Weatherbie Specialized Growth Portfolio in exchange for Class I-2 shares of the Portfolio, which were distributed to the Alger Weatherbie Specialized Growth Portfolio’s shareholders. The investment portfolio of the Alger Weatherbie Specialized Growth Portfolio, with a fair value of $402,789 and identified cost of $397,988 as of the date of the Reorganization, was the principal asset acquired by the Portfolio. The acquisition

ALGER SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

was accomplished by a tax-free exchange of 924,562 shares of the Alger Weatherbie Specialized Growth Portfolio, valued at $1,174,350 for 79,217 shares of the Portfolio. The net assets of the Alger Weatherbie Specialized Growth Portfolio and the Portfolio immediately before the acquisition were $1,174,350 (including $4,801 of net unrealized appreciation) and $144,564,758, respectively. The combined net assets of the Portfolio immediately following the acquisition were $145,739,108. For financial reporting purposes, assets received, and shares issued by the Portfolio were recorded at fair value; however the cost basis of the investments received from the Alger Weatherbie Specialized Growth Portfolio was carried forward to align ongoing reporting of Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Fred Alger Management, LLC (“Alger Management” or the “Investment Manager”) and/ or its affiliates paid the expenses directly relating to the Reorganization. Assuming the Reorganization had been completed on January 1, 2023, the Portfolio’s pro-forma results of operations for the year ended December 31, 2023, were as follows:

Net investment loss	$ (938,727)
Net realized and unrealized gain on investments in securities and foreign currency	24,271,336
Net increase in net assets resulting from operations	23,332,609
Unsistributed net investment loss	$ (1,199,918)
Because the combined investment portfolios have been managed as a single integrated portfolio since the Reorganization was completed, it is not practicable to separate the amounts of changes in revenue and earnings attributable to the Alger Weatherbie Specialized Growth Portfolio that have been included in the Alger Small Cap Growth Portfolio’s Statement of Operations since September 29, 2023.
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Portfolio values its financial instruments at fair value using independent dealers or pricing services under policies approved by the Board. Investments held by the Portfolio are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Portfolio's Investment Manager as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of

ALGER SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

representatives of the Investment Manager and officers of the Portfolio to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Portfolio. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Portfolio having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act, including money market funds, are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Securities in which the Portfolio invests may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of  the foreign markets and the close of  the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of  these securities as of  the close of  the NYSE. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.

ALGER SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Portfolio. Unobservable inputs are inputs that reflect the Portfolio's own assumptions based on the best information available in these circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The Portfolio's quantitative summary by Level can be found in Note 8.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)
The Portfolio's valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Portfolio may significantly differ from the valuations that would have been assigned by the Portfolio had there been an active market for such securities.

ALGER SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars and foreign cash.
(c) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.
Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.
(d) Foreign Currency Transactions: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.  The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the accompanying Statement of Operations.
(e) Lending of  Fund Securities: The Portfolio may lend its securities to financial institutions (other than to the Investment Manager or its affiliates), provided that the market value of the securities loaned will not at any time exceed one third of the Portfolio’s total assets including borrowings, as defined in its prospectus. The Portfolio may earn fees on the securities loaned, which are included in income from securities lending in the accompanying Statement of Operations, if applicable. In order to protect against the risk of  failure by the borrower to return the securities loaned or any delay in the delivery of  such securities, the loan is collateralized by cash or securities that are maintained with the Custodian, in an amount equal to at least 102% of  the current market value of  U.S. loaned securities or 105% for non-U.S. loaned securities. The market value of the loaned securities is determined at the close of each business day of the Portfolio. Any required additional collateral is delivered to the Custodian each day and any excess collateral is returned to the borrower on the next business day. In the event the borrower fails to return the loaned securities when due, the Portfolio may take  the collateral to replace the securities. If  the value of  the collateral is less than the purchase cost of  replacement securities, the Custodian shall be responsible for any shortfall, but only to the extent that the shortfall is not due to

ALGER SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

any diminution in collateral value, as defined in the securities lending agreement. The Portfolio is required to maintain the collateral in a segregated account and determine its value each day until the loaned securities are returned.  Cash collateral may be invested as determined by the Portfolio. Collateral is returned to the borrower upon settlement of the loan. There were no securities loaned as of December 31, 2024.
(f) Dividends to Shareholders: Dividends and distributions payable to shareholders are recorded by the Portfolio on the ex-dividend date. The Portfolio declares and pays dividends from net investment income, if available, annually. Dividends from net realized gains, offset by any loss carryforward, are declared and paid annually.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Portfolio’s distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income, net realized gain on investment transactions, or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from differences in tax treatment of net operating losses and foreign currency transactions. The reclassifications are done annually at year-end and have no impact on the net asset value of the Portfolio and are designed to present the Portfolio’s capital accounts on a tax basis.
(g) Federal Income Taxes: It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code Subchapter M applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Provided that the Portfolio maintains such compliance, no federal income tax provision is required.
FASB Accounting Standards Codification 740 – Income Taxes (“ASC 740”) requires the Portfolio to measure and recognize in its financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. No tax years are currently under investigation. The Portfolio files income tax returns in the U.S. Federal jurisdiction, as well as the New York State and New York City jurisdictions. The statute of limitations on the Portfolio's tax returns remains open for the tax years 2020-2023. Alger Management does not believe there are any uncertain tax positions that require recognition of a tax liability.
(h) Allocation Methods: The Fund accounts separately for the assets, liabilities and operations of the Portfolio. Expenses directly attributable to the Portfolio are charged to the Portfolio’s operations; expenses which are applicable to all Portfolios are allocated among them based on net assets.

ALGER SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

(i) Segment Reporting: During the year ended December 31, 2024, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses and, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance. The Principal Executive Officer of the Fund, acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Investment Manager.
(j) Estimates: These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, which require using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates. All such estimates are of a normal recurring nature.
NOTE 3 — Investment Advisory Fees and Other Transactions with Affiliates:

(a) Investment Advisory Fees: Fees incurred by the Portfolio, pursuant to the provisions of the Fund's Investment Advisory Agreement with the Investment Manager, are payable monthly and computed based on the following annual rates. The actual rate paid as a percentage of average daily net assets, for the year ended December 31, 2024, is set forth below under the heading “Actual Rate”:

	Tier 1	Tier 2	Actual Rate
Alger Small Cap Growth Portfolio(a)	0.81%	0.75%	0.81%

(a)	Tier 1 rate is paid on assets up to $1 billion and Tier 2 rate is paid on assets in excess of $1 billion.
(b) Administration Fees: Fees incurred by the Portfolio, pursuant to the provisions of the Fund's Fund Administration Agreement with the Investment Manager, are payable monthly and computed based on the average daily net assets of the Portfolio at the annual rate of 0.0275%.
(c) Brokerage Commissions: During the year ended December 31, 2024, the Portfolio paid Fred Alger & Company, LLC, the Fund's distributor and affiliate of Alger Management (the "Distributor"), $18,402 in connection with securities transactions.

ALGER SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

(d) Shareholder Administrative Fees: The Fund has entered into a Shareholder Administrative Services Agreement with Alger Management to compensate Alger Management for providing administrative oversight of  the Fund’s transfer agent, and for other related services. The Portfolio compensates Alger Management at the annual rate of  0.01% of  the average daily net assets for these services.
(e) Trustee Fees: Each trustee who is not an “interested person” of  the Fund, as defined in the 1940 Act (“Independent Trustee”), receives a fee of  $165,400 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex, plus travel expenses incurred for attending board meetings.  The term “Alger Fund Complex” refers to the Fund, The Alger Institutional Funds, The Alger Funds II, The Alger Funds, Alger Global Equity Fund (formerly Alger Global Focus Fund) and The Alger ETF Trust, each of  which is a registered investment company managed by Alger Management. The Independent Trustee appointed as Chair of  the Board receives additional compensation of  $22,000 per annum paid pro rata based on net assets by each fund in the Alger Fund Complex. Additionally, each member of the Audit Committee receives a fee of $13,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex.
The Board has adopted a policy requiring Independent Trustees to receive a minimum of 10% of their annual compensation in shares of one or more of the funds in the Alger Fund Complex.
(f) Interfund Trades: The Portfolio may engage in purchase and sale transactions with other funds advised by Alger Management or sub-advised by Weatherbie Capital LLC or Redwood Investments, LLC, affiliates of Alger Management. For the year ended December 31, 2024, there were no interfund trades.
(g) Interfund Loans: The Portfolio, along with other funds in the Alger Fund Complex, may borrow money from and lend money to each other for temporary or emergency purposes. To the extent permitted under its investment restrictions, the Portfolio may lend uninvested cash in an amount up to 15% of  its net assets to other funds in the Alger Fund Complex. If  the Portfolio has borrowed from other funds in the Alger Fund Complex and has aggregate borrowings from all sources that exceed 10% of  the Portfolio's total assets, the Portfolio will secure all of its loans from other funds in the Alger Fund Complex. The interest rate charged on interfund loans is equal to the average of the overnight U.S. Treasury money market rate and bank loan rate available to the Portfolio. There were no interfund loans outstanding as of December 31, 2024.
During the year ended December 31, 2024, the Portfolio earned interfund loan interest income of $367 and incurred interfund loan expense of $850, which are included in interest income and interest expense, respectively, in the accompanying Statement of Operations.

ALGER SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

(h) Other Transactions with Affiliates: Certain officers and one Trustee of the Fund are directors and/or officers of Alger Management, the Distributor, or their affiliates. No shares of the Portfolio were held by Alger Management and its affiliated entities as of December 31, 2024.
NOTE 4 — Securities Transactions:

The following summarizes the securities transactions by the Portfolio, other than U.S. Government securities, and short-term securities, for the year ended December 31, 2024:

	PURCHASES	SALES
Alger Small Cap Growth Portfolio	$76,786,271	$99,277,570
NOTE 5 — Borrowings:

The Portfolio may borrow from the Custodian on an uncommitted basis. The Portfolio pays the Custodian a market rate of interest, generally based upon a rate of return with respect to each respective currency borrowed, taking into consideration relevant overnight and short-term reference rates and the range of distribution between and among the interest rates paid on deposits to other institutions, less applicable commissions, if any. Borrowings from the Custodian, if any, are included in Bank overdraft in the Statement of Assets and Liabilities. The Portfolio may also borrow from other funds in the Alger Fund Complex, as discussed in Note 3(g). For the year ended December 31, 2024, the Portfolio had the following borrowings from the Custodian and other funds in the Alger Fund Complex:

	AVERAGE DAILY BORROWING	WEIGHTED AVERAGE INTEREST RATE
Alger Small Cap Growth Portfolio	$43,589	6.94%
The highest amount borrowed by the Portfolio from the Custodian and other funds in the Alger Fund Complex during the year ended December 31, 2024 was as follows:

HIGHEST BORROWING
Alger Small Cap Growth Portfolio	$2,472,796

ALGER SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

NOTE 6 — Share Capital:

The Portfolio has an unlimited number of authorized shares of beneficial interest of $.001 par value. During the year ended December 31, 2024 and the year ended December 31, 2023, transactions of shares of beneficial interest were as follows:

	FOR THE YEAR ENDED December 31, 2024		FOR THE YEAR ENDED December 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Small Cap Growth Portfolio
Class I-2:
Shares sold	298,098	$5,203,301	400,156	$6,127,854
Shares from reorganization[1]	—	$—	79,217	$1,174,350
Dividends reinvested	30,275	573,116	—	—
Shares redeemed	(1,506,881)	(25,924,369)	(1,385,383)	(20,988,383)
Net decrease	(1,178,508)	$(20,147,952)	(906,010)	$(13,686,179)

[1]	Includes shares and amounts from the Reorganization. See Note 1 - General.
NOTE 7 — Income Tax Information:

The tax character of distributions paid during the year ended December 31, 2024 and the year ended December 31, 2023 was as follows:

	FOR THE YEAR ENDED December 31, 2024	FOR THE YEAR ENDED December 31, 2023
Alger Small Cap Growth Portfolio
Distributions paid from:
Ordinary Income	$574,238	$—
Long-term capital gains	—	—
Total distributions paid	$574,238	$—
As of December 31, 2024, the components of accumulated earnings (losses) on a tax basis were as follows:

Alger Small Cap Growth Portfolio
Undistributed ordinary income	$—
Undistributed long-term gains	—
Net accumulated earnings	—
Capital loss carryforwards	(1,900,260)
Late year ordinary income losses	—
Net unrealized appreciation	39,610,014
Total accumulated earnings	$37,709,754

ALGER SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

During the year ended December 31, 2024, the Portfolio utilized capital loss carryforwards of $15,868,308. The Alger Small Cap Growth Portfolio's capital loss carryforward may be limited due to the merger with Alger Weatherbie Specialized Growth Portfolio on September 29, 2023 under the rules of IRC Section 381-384.
As of December 31, 2024, the Portfolio, for federal income tax purposes, had capital loss carryforwards of $1,900,260. This amount will not be subject to expiration under the Regulated Investment Company Modernization Act of 2010, and this amount may be applied against future net realized gains until their utilization.
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is determined annually and is attributable primarily to the tax deferral of losses on wash sales, U.S. Internal Revenue Code Section 988 currency transactions, tax treatment of partnership investments, the realization of unrealized appreciation of passive foreign investment companies, and the return of capital from real estate investment trust investments.
The Portfolio accrues tax on unrealized gains in foreign jurisdictions that impose a foreign capital tax, if applicable.
Permanent differences, primarily from net operating losses and real estate investment trusts and partnership investments sold by the Portfolio, resulted in the following reclassifications among the Portfolio's components of net assets at December 31, 2024:

Alger Small Cap Growth Portfolio
Distributable earnings	$764,396
Paid-in Capital	$(764,396)
NOTE 8 — Fair Value Measurements:

The following is a summary of the inputs used as of December 31, 2024 in valuing the Portfolio's investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with its  investments, the Portfolio has determined that presenting them by security type and sector is appropriate.

ALGER SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

Alger Small Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$871,952	$871,952	$—	$—
Consumer Discretionary	28,067,824	28,067,824	—	—
Consumer Staples	3,849,382	3,849,382	—	—
Energy	5,181,139	5,181,139	—	—
Financials	3,918,203	3,918,203	—	—
Healthcare	37,289,718	35,885,184	—	1,404,534
Industrials	18,387,341	18,387,341	—	—
Information Technology	44,985,379	44,985,379	—	—
Materials	1,132,652	1,132,652	—	—
TOTAL COMMON STOCKS	$143,683,590	$142,279,056	$—	$1,404,534
PREFERRED STOCKS
Healthcare	271,572 [1]	—	—	271,572 [1]
Information Technology	645,272	—	—	645,272
TOTAL PREFERRED STOCKS	$916,844	$—	$—	$916,844
RIGHTS
Healthcare	93,853	—	—	93,853
SPECIAL PURPOSE VEHICLE
Information Technology	1,477,164	—	—	1,477,164
SHORT-TERM INVESTMENTS
Money Market Funds	3,926,802	3,926,802	—	—
TOTAL INVESTMENTS IN SECURITIES	$150,098,253	$146,205,858	$—	$3,892,395

[1]	Alger Small Cap Growth Portfolio's holdings of Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of December 31, 2024.

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Common Stocks
Opening balance at January 1, 2024	$1,378,417
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	26,117
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at December 31, 2024	1,404,534
Net change in unrealized appreciation (depreciation) attributable to investments still held at December 31, 2024**	26,117

ALGER SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2024	$—*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	76,723
Purchases and Sales/Distributions
Purchases	840,121
Sales/Distributions	—
Closing balance at December 31, 2024	916,844*
Net change in unrealized appreciation (depreciation) attributable to investments still held at December 31, 2024**	76,723

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Rights
Opening balance at January 1, 2024	$204,359
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(110,506)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at December 31, 2024	93,853
Net change in unrealized appreciation (depreciation) attributable to investments still held at December 31, 2024**	(110,506)

ALGER SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Special Purpose Vehicle
Opening balance at January 1, 2024	$1,525,376
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(48,212)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at December 31, 2024	1,477,164
Net change in unrealized appreciation (depreciation) attributable to investments still held at December 31, 2024**	(48,212)

*	Includes securities that are fair valued at zero.
**	Net change in unrealized appreciation (depreciation) is included in the net change in unrealized appreciation (depreciation) on investments in the accompanying Statement of Operations.
The following table provides quantitative information about the Portfolio's Level 3 fair value measurements of its investments as of December 31, 2024. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to the Portfolio's fair value measurements.

	Fair Value December 31, 2024	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Alger Small Cap Growth Portfolio
Common Stocks	$1,404,534	Market Approach	Revenue Multiple	21.1x	N/A*
Preferred Stocks	—**	Income Approach	Discount Rate	100%	N/A*
	916,844	Market Approach	Revenue Multiple	21.1x - 22.91x	22.37x
Rights	93,853	Income Approach	Discount Rate Probability of Success	5.07% - 7.16% 0% - 44%	5.88% 23.85%
Special Purpose Vehicle	1,477,164	Market Approach	Revenue Multiple	9.00x	N/A*

*	Each security type listed and respective valuation methodology and unobservable input, represents only one investment.
**	Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of December 31, 2024.

ALGER SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

The significant unobservable inputs used in the fair value measurement of the Portfolio's securities are revenue and EBITDA multiples, discount rates, and the probability of  success of  certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probability of  success result in lower fair value measurements.  For the year ended December 31, 2024, there were no changes in valuation methodology on Level 3 investments.
NOTE 9 — Principal Risks:

Investing in the stock market involves risks, including the potential loss of principal. The value of the securities owned by the Portfolio, like other investments, may move up or down, sometimes rapidly and unpredictably. Portfolio shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Portfolio dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases and similar public health threats, recessions, or other events could have a significant impact on investments. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Investing in companies of small capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. At times, the Portfolio may hold a large cash position, which may underperform relative to equity securities.
NOTE 10 — Affiliated Securities:

During the year ended December 31, 2024, as disclosed in the following table, the Portfolio held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the Portfolio for purposes of the 1940 Act. Transactions during the year ended December 31, 2024 with such affiliated persons are summarized below. During this year, other Portfolios of the Fund may also have held voting shares of the issuers at levels below 5%.

ALGER SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

Security	Shares Held at December 31, 2023	Shares Purchased	Shares Sold	Shares Held at December 31, 2024	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at December 31, 2024
Alger Small Cap Growth Portfolio
Preferred Stocks
Prosetta Biosciences, Inc., Series D1	85,998	—	—	85,998	$—	$—	$—	$—
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A2	—	—	—	—	—	—	(39,704)	1,216,488
Crosslink Ventures C, LLC, Cl. B2	—	—	—	—	—	—	(8,508)	260,676
Total	85,998	—	—	85,998	$—	$—	$(48,212)	$1,477,164

[1]	Prosetta Biosciences, Inc. Series D is no longer deemed to be an affiliate of the Portfolio because the Portfolio and Prosetta Biosciences Inc., Series D are no longer under common control.
[2]
The Alger Fund Complex and other entities managed by Alger Management fully own Crosslink Ventures C, LLC,
Class A and Crosslink Ventures C, LLC, Class B. There were no capital increases or decreases for the year ended
December 31, 2024.

NOTE 11 — Subsequent Events:

Management of the Portfolio has evaluated events that have occurred subsequent to December 31, 2024, through the issuance date of the Financial Statements. No material events have been identified which require recognition and/or disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Alger Small Cap Growth Portfolio and the Board of Trustees of The Alger Portfolios:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Alger Small Cap Growth Portfolio, (the "Portfolio") one of the portfolios constituting The Alger Portfolios, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on the Portfolio's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers. When replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
New York, New York
February 19, 2025
We have served as the auditor of one or more investment companies within the Alger group of investment companies since 2009.

THE ALGER PORTFOLIOS
OTHER INFORMATION (Unaudited)

Proxy Voting Policies

A description of the policies and procedures the Portfolio uses to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 992-3863 or online on the Portfolio's website at http://www.alger.com or on the SEC’s website at http://www.sec.gov.
Fund Holdings

The Board has adopted policies and procedures relating to disclosure of the Porfolio's securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Portfolio.
Generally, the policies prohibit the release of information concerning portfolio holdings, which have not previously been made public, to individual investors, institutional investors, intermediaries that distribute the Portfolio's shares and other parties which are not employed by the Investment Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Portfolio) are acceptable.
The Portfolio files its complete schedule of portfolio holdings with the SEC semi-annually in financial statements on Form N-CSR and after the first and third fiscal quarters as an exhibit to its reports on Form N-PORT. The Portfolio's Forms N-CSR and N-PORT are available online on the SEC’s website at www.sec.gov.
In addition, the Portfolio makes publicly available its month-end top 10 holdings with a 10 day lag and its month-end full portfolio with a 60 day lag on its website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.
In accordance with the foregoing, the Portfolio provides portfolio holdings information to third parties including financial intermediaries and service providers who need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Portfolio will communicate with these third parties to confirm that they understand the Portfolio's policies and procedures regarding such disclosure. These agreements must be approved by the Fund's Chief Compliance Officer.
The Board periodically reviews a report disclosing the third parties to whom the Portfolio's holdings information has been disclosed and the purpose for such

THE ALGER PORTFOLIOS
OTHER INFORMATION (Unaudited) (Continued)

disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Portfolio and its shareholders.
In addition to material the Portfolio routinely provides to shareholders, the Investment Manager may make additional statistical information available regarding the Alger Family of Funds.
Such information may include, but not be limited to, relative weightings and characteristics of the Portfolio versus an index (such as P/E ratio, alpha, beta, capture ratio, maximum drawdown, standard deviation, EPS forecasts, Sharpe ratio, information ratio, R-squared, and market cap analysis), security specific impact on overall portfolio performance, month-end top ten contributors to and detractors from performance, portfolio turnover, and other similar information. Shareholders should visit www.alger.com or may also contact the Portfolio at (800) 992-3863 to obtain such information.

THE ALGER PORTFOLIOS

100 Pearl Street, 27th Floor
New York, NY 10004
(800) 992-3863
www.alger.com
Investment Manager

Fred Alger Management, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Distributor

Fred Alger & Company, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Transfer Agent and Dividend Disbursing Agent

UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
Custodian

The Bank of New York
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza
New York, NY 10112
This report is submitted for the general information of the shareholders of the Alger Small Cap Growth Portfolio. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Portfolio, which contains information concerning the Portfolio’s investment policies, fees and expenses as well as other pertinent information.

Inspired by Change, Driven by Growth.

SmallCapAR

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
THE ALGER PORTFOLIOS
Alger Balanced Portfolio
ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
December 31, 2024

ALGER BALANCED PORTFOLIO

ALGER BALANCED PORTFOLIO
Schedule of Investments December 31, 2024

	SHARES	VALUE
COMMON STOCKS—71.0%
AEROSPACE & DEFENSE—0.6%
TransDigm Group, Inc.	313	$ 396,659
APPAREL RETAIL—0.2%
The Gap, Inc.	4,909	116,000
APPLICATION SOFTWARE—0.6%
Adobe, Inc.*	774	344,182
ASSET MANAGEMENT & CUSTODY BANKS—2.7%
Blackrock, Inc.	703	720,652
Blackstone, Inc.	3,848	663,472
Blue Owl Capital, Inc., Cl. A	11,677	271,607

		1,655,731
BIOTECHNOLOGY—2.0%
AbbVie, Inc.	4,741	842,476
Amgen, Inc.	865	225,454
Gilead Sciences, Inc.	1,909	176,334

		1,244,264
BROADLINE RETAIL—2.3%
Amazon.com, Inc.*	6,341	1,391,152
BUILDING PRODUCTS—0.4%
Johnson Controls International PLC	2,984	235,527
CABLE & SATELLITE—0.5%
Comcast Corp., Cl. A	7,870	295,361
COMMODITY CHEMICALS—0.1%
Dow, Inc.	2,203	88,406
COMMUNICATIONS EQUIPMENT—0.6%
Cisco Systems, Inc.	6,422	380,182
COMPUTER & ELECTRONICS RETAIL—0.3%
Best Buy Co., Inc.	2,346	201,287
CONSUMER ELECTRONICS—0.5%
Garmin, Ltd.	1,452	299,489
CONSUMER STAPLES MERCHANDISE RETAIL—0.9%
Walmart, Inc.	6,006	542,642
COPPER—0.4%
Southern Copper Corp.	2,913	265,478
DIVERSIFIED BANKS—3.8%
Bank of America Corp.	11,888	522,478
Fifth Third Bancorp	4,209	177,956
JPMorgan Chase & Co.	6,898	1,653,520

		2,353,954
ELECTRIC UTILITIES—0.4%
NextEra Energy, Inc.	3,575	256,292
See Notes to Financial Statements.

ALGER BALANCED PORTFOLIO
Schedule of Investments December 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—71.0% (CONT.)
ELECTRICAL COMPONENTS & EQUIPMENT—1.5%
Eaton Corp. PLC	2,788	$ 925,254
ELECTRONIC COMPONENTS—0.4%
Corning, Inc.	4,524	214,980
FINANCIAL EXCHANGES & DATA—0.6%
CME Group, Inc., Cl. A	1,672	388,289
FOOD DISTRIBUTORS—0.4%
Sysco Corp.	2,852	218,064
HEALTHCARE DISTRIBUTORS—0.4%
Cardinal Health, Inc.	1,933	228,616
HEALTHCARE EQUIPMENT—0.6%
Abbott Laboratories	1,658	187,537
Medtronic PLC	2,597	207,448

		394,985
HOME IMPROVEMENT RETAIL—1.5%
The Home Depot, Inc.	2,346	912,571
HOUSEHOLD PRODUCTS—1.0%
The Procter & Gamble Co.	3,723	624,161
INDUSTRIAL CONGLOMERATES—1.0%
Honeywell International, Inc.	2,619	591,606
INDUSTRIAL GASES—0.7%
Air Products & Chemicals, Inc.	1,464	424,619
INTEGRATED OIL & GAS—2.6%
Chevron Corp.	4,123	597,175
Exxon Mobil Corp.	6,655	715,878
TotalEnergies SE ADR	4,927	268,522

		1,581,575
INTEGRATED TELECOMMUNICATION SERVICES—0.5%
Verizon Communications, Inc.	7,949	317,880
INTERACTIVE MEDIA & SERVICES—6.2%
Alphabet, Inc., Cl. A	8,540	1,616,622
Alphabet, Inc., Cl. C	6,584	1,253,857
Meta Platforms, Inc., Cl. A	1,554	909,882

		3,780,361
INVESTMENT BANKING & BROKERAGE—1.8%
Morgan Stanley	8,826	1,109,605
IT CONSULTING & OTHER SERVICES—0.2%
International Business Machines Corp.	645	141,790
MANAGED HEALTHCARE—1.8%
UnitedHealth Group, Inc.	2,128	1,076,470
See Notes to Financial Statements.

ALGER BALANCED PORTFOLIO
Schedule of Investments December 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—71.0% (CONT.)
MULTI-UTILITIES—0.7%
Consolidated Edison, Inc.	2,316	$ 206,656
Sempra	2,872	251,932

		458,588
OIL & GAS STORAGE & TRANSPORTATION—0.4%
ONEOK, Inc.	2,628	263,851
OTHER SPECIALTY RETAIL—0.2%
Dick's Sporting Goods, Inc.	498	113,962
PHARMACEUTICALS—3.6%
AstraZeneca PLC ADR	4,195	274,857
Bristol-Myers Squibb Co.	2,952	166,965
Eli Lilly & Co.	870	671,640
GSK PLC ADR	2,470	83,535
Johnson & Johnson	2,823	408,262
Merck & Co., Inc.	2,629	261,533
Novartis AG ADR	1,792	174,380
Pfizer, Inc.	6,576	174,461

		2,215,633
PROPERTY & CASUALTY INSURANCE—0.5%
The Hartford Financial Services Group, Inc.	2,582	282,471
RAIL TRANSPORTATION—0.5%
Union Pacific Corp.	1,348	307,398
RESTAURANTS—1.0%
McDonald's Corp.	1,158	335,693
Starbucks Corp.	2,764	252,215

		587,908
SEMICONDUCTOR MATERIALS & EQUIPMENT—2.0%
KLA Corp.	1,980	1,247,638
SEMICONDUCTORS—6.8%
Broadcom, Inc.	12,838	2,976,362
QUALCOMM, Inc.	4,194	644,282
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,739	540,925

		4,161,569
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—1.5%
PepsiCo, Inc.	3,069	466,672
The Coca-Cola Co.	6,891	429,034

		895,706
SYSTEMS SOFTWARE—7.3%
Microsoft Corp.	9,975	4,204,463
Oracle Corp.	1,633	272,123

		4,476,586
See Notes to Financial Statements.

ALGER BALANCED PORTFOLIO
Schedule of Investments December 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—71.0% (CONT.)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.5%
Apple, Inc.	14,800	$ 3,706,216
Dell Technologies, Inc., Cl. C	2,184	251,684

		3,957,900
TOBACCO—0.9%
Altria Group, Inc.	5,381	281,373
Philip Morris International, Inc.	2,015	242,505

		523,878
TRADING COMPANIES & DISTRIBUTORS—0.4%
Ferguson Enterprises, Inc.	1,403	243,519
TRANSACTION & PAYMENT PROCESSING SERVICES—1.2%
Visa, Inc., Cl. A	2,405	760,076
TOTAL COMMON STOCKS (Cost $14,572,020)		43,494,115
MASTER LIMITED PARTNERSHIP—0.4%
OIL & GAS STORAGE & TRANSPORTATION—0.4%
Cheniere Energy Partners LP	4,290	227,885
(Cost $131,825)		227,885
REAL ESTATE INVESTMENT TRUST—2.1%
HEALTHCARE—0.6%
Welltower, Inc.	2,908	366,495
INDUSTRIAL—0.2%
Prologis, Inc.	1,262	133,393
RETAIL—0.6%
Simon Property Group, Inc.	2,010	346,142
SPECIALIZED—0.4%
Lamar Advertising Co., Cl. A	2,052	249,811
TELECOM TOWER—0.3%
Crown Castle, Inc.	2,277	206,661
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $864,175)		1,302,502

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS—24.6%
AGRICULTURAL & FARM MACHINERY—1.6%
John Deere Capital Corp., 2.125%, 3/7/25	1,000,000	995,590
APPLICATION SOFTWARE—0.8%
Cadence Design Systems, Inc., 4.3%, 9/10/29	500,000	490,273
AUTOMOBILE MANUFACTURERS—0.8%
General Motors Financial Co., Inc., 1.5%, 6/10/26	500,000	476,822
See Notes to Financial Statements.

ALGER BALANCED PORTFOLIO
Schedule of Investments December 31, 2024  (Continued)

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS—24.6% (CONT.)
BIOTECHNOLOGY—1.6%
AbbVie, Inc., 3.6%, 5/14/25	1,000,000	$ 996,020
BROADLINE RETAIL—0.8%
Amazon.com, Inc., 4.55%, 12/1/27	500,000	503,097
CONSUMER FINANCE—0.9%
American Express Co., 5.85%, 11/5/27	500,000	515,575
CONSUMER STAPLES MERCHANDISE RETAIL—0.8%
Walmart, Inc., 3.9%, 9/9/25	500,000	498,376
DIVERSIFIED BANKS—1.7%
Citibank N.A., 4.929%, 8/6/26	500,000	502,318
JPMorgan Chase Bank N.A., 5.11%, 12/8/26	500,000	505,397

		1,007,715
HEALTHCARE DISTRIBUTORS—0.8%
Cardinal Health, Inc., 5%, 11/15/29	500,000	497,160
HEALTHCARE SERVICES—0.8%
Haleon UK Capital PLC, 3.125%, 3/24/25(a)	500,000	498,060
HOME IMPROVEMENT RETAIL—0.8%
The Home Depot, Inc., 2.7%, 4/15/25	500,000	497,540
INDUSTRIAL CONGLOMERATES—0.8%
Honeywell International, Inc., 4.7%, 2/1/30	500,000	497,474
MANAGED HEALTHCARE—1.6%
UnitedHealth Group, Inc., 3.7%, 5/15/27	1,000,000	980,457
MULTI-UTILITIES—0.8%
Sempra, 5.4%, 8/1/26	500,000	504,732
OIL & GAS EXPLORATION & PRODUCTION—0.8%
ConocoPhillips Co., 4.7%, 1/15/30	500,000	494,598
PHARMACEUTICALS—2.4%
AstraZeneca Finance LLC, 4.85%, 2/26/29	500,000	501,160
Johnson & Johnson, 4.8%, 6/1/29	500,000	505,066
Novartis Capital Corp., 3.8%, 9/18/29	500,000	481,526

		1,487,752
RESTAURANTS—0.8%
McDonald's Corp., 4.8%, 8/14/28	500,000	501,124
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—0.8%
PepsiCo, Inc., 4.45%, 5/15/28	500,000	499,793
SPECIALTY CHEMICALS—0.8%
Ecolab, Inc., 5.25%, 1/15/28	500,000	509,492
SYSTEMS SOFTWARE—0.8%
Oracle Corp., 5.8%, 11/10/25	500,000	505,138
See Notes to Financial Statements.

ALGER BALANCED PORTFOLIO
Schedule of Investments December 31, 2024  (Continued)

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS—24.6% (CONT.)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—2.0%
Apple, Inc., 1.125%, 5/11/25	1,200,000	$ 1,185,864
TRANSACTION & PAYMENT PROCESSING SERVICES—0.8%
Mastercard, Inc., 4.35%, 1/15/32	500,000	483,360
WIRELESS TELECOMMUNICATION SERVICES—0.8%
T-Mobile USA, Inc., 4.2%, 10/1/29	500,000	483,958
TOTAL CORPORATE BONDS (Cost $15,221,753)		15,109,970
U.S. GOVERNMENT BONDS—1.7%
U.S. Treasury Note, 3.5%, 9/30/26	550,000	543,158
U.S. Treasury Note, 4.125%, 10/31/29	500,000	494,359
TOTAL U.S. GOVERNMENT BONDS (Cost $1,050,912)		1,037,517

Total Investments (Cost $31,840,685)	99.8%	$61,171,989
Unaffiliated Securities (Cost $31,840,685)		61,171,989
Other Assets in Excess of Liabilities	0.2%	113,309
NET ASSETS	100.0%	$61,285,298

ADR	American Depositary Receipts

(a)
Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities represent 0.8% of the net assets of the Portfolio.

*	Non-income producing security.
See Notes to Financial Statements.

ALGER BALANCED PORTFOLIO
Statement of Assets and Liabilities December 31, 2024

Alger Balanced Portfolio
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedule of investments	$61,171,989
Receivable for shares of beneficial interest sold	21,760
Dividends and interest receivable	193,863
Prepaid expenses	21
Total Assets	61,387,633
LIABILITIES:
Payable for shares of beneficial interest redeemed	12,834
Bank overdraft	15,666
Accrued investment advisory fees	39,118
Accrued shareholder administrative fees	551
Accrued administrative fees	1,515
Accrued fund accounting fees	14,022
Accrued professional fees	5,875
Accrued printing fees	2,312
Accrued transfer agent fees	1,167
Accrued custodian fees	441
Accrued other expenses	8,834
Total Liabilities	102,335
NET ASSETS	$61,285,298
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	28,324,263
Distributable earnings	32,961,035
NET ASSETS	$61,285,298
* Identified cost	$31,840,685 (a)

See Notes to Financial Statements.

ALGER BALANCED PORTFOLIO
Statement of Assets and Liabilities December 31, 2024 (Continued)

Alger Balanced Portfolio
NET ASSETS BY CLASS:
Class I-2	$61,285,298
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 6:
Class I-2	2,770,722
NET ASSET VALUE PER SHARE:
Class I-2	$22.12

(a)
At December 31, 2024, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $31,597,947, amounted to $29,574,042, which consisted of aggregate gross unrealized appreciation of
$29,972,126, and aggregate gross unrealized depreciation of $398,084.

See Notes to Financial Statements.

ALGER BALANCED PORTFOLIO
Statement of Operations for the year ended December 31, 2024

Alger Balanced Portfolio
INCOME:
Dividends (net of foreign withholding taxes*)	$878,310
Interest	536,051
Total Income	1,414,361
EXPENSES:
Investment advisory fees — Note 3	425,091
Shareholder administrative fees — Note 3	5,987
Administration fees — Note 3	16,465
Fund accounting fees	54,147
Registration fees	36,978
Professional fees	18,061
Printing fees	8,843
Transfer agent fees	7,965
Trustee fees — Note 3	2,982
Custodian fees	2,717
Interest expense — Note 3	522
Other expenses	38,997
Total Expenses	618,755
NET INVESTMENT INCOME	795,606
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	2,616,270
Net change in unrealized appreciation on unaffiliated investments	5,928,088
Net realized and unrealized gain on investments and foreign currency	8,544,358
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,339,964
* Foreign withholding taxes	$5,550
See Notes to Financial Statements.

ALGER BALANCED PORTFOLIO
Statements of Changes in Net Assets

	Alger Balanced Portfolio
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Net investment income	$795,606	$782,605
Net realized gain on investments and foreign currency	2,616,270	315,210
Net change in unrealized appreciation on investments and foreign currency	5,928,088	7,551,559
Net increase in net assets resulting from operations	9,339,964	8,649,374
Net dividends and distributions to shareholders:
Total dividends and distributions to shareholders	(116,250)	(954,446)
Net decrease from shares of beneficial interest transactions — Note 6:
Class I-2	(3,934,633)	(3,616,030)
Net decrease from shares of beneficial interest transactions — Note 6	(3,934,633)	(3,616,030)
Total increase	5,289,081	4,078,898
Net Assets:
Beginning of period	55,996,217	51,917,319
END OF PERIOD	$61,285,298	$55,996,217
See Notes to Financial Statements.

ALGER BALANCED PORTFOLIO
Financial Highlights for a share outstanding throughout the period

Alger Balanced Portfolio	Class I-2
	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Year Ended 12/31/2021	Year Ended 12/31/2020
Net asset value, beginning of period	$18.93	$16.40	$19.59	$17.05	$15.71
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.28	0.26	0.20	0.16	0.21
Net realized and unrealized gain (loss) on investments	2.95	2.59	(2.41)	3.09	1.39
Total from investment operations	3.23	2.85	(2.21)	3.25	1.60
Dividends from net investment income	—	(0.26)	(0.21)	(0.16)	(0.20)
Distributions from net realized gains	(0.04)	(0.06)	(0.77)	(0.55)	(0.06)
Net asset value, end of period	$22.12	$18.93	$16.40	$19.59	$17.05
Total return(b)	17.07%	17.43%	(11.31) %	19.12%	10.23%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$61,285	$55,996	$51,917	$62,321	$52,305
Ratio of net expenses to average net assets	1.03%	1.07%	1.04%	1.09%	1.07%
Ratio of net investment income to average net assets	1.33%	1.46%	1.14%	0.88%	1.34%
Portfolio turnover rate	12.82%	6.05%	9.47%	11.10%	15.41%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Total return does not include any fees and expenses imposed by variable annuity contracts and variable life insurance policies.
See Notes to Financial Statements.

ALGER BALANCED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

NOTE 1 — General:

The Alger Portfolios (the “Fund”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Fund operates as a series company currently offering six series of shares of beneficial interest: Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Growth & Income Portfolio, Alger Mid Cap Growth Portfolio, Alger Small Cap Growth Portfolio and Alger Balanced Portfolio (collectively, the “Portfolios”). These financial statements include only the Alger Balanced Portfolio (the “Portfolio”). The Portfolio’s investment objective is current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed-income securities. Shares of the Portfolio are available to investment vehicles for variable annuity contracts and variable life insurance policies offered by separate accounts of life insurance companies, as well as qualified pension and retirement plans.
Effective March 18, 2024, the Fund’s custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York (collectively, the "Custodian").
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Portfolio values its financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees of the Fund (the "Board"). Investments held by the Portfolio are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Portfolio's investment adviser, Fred Alger Management, LLC (“Alger Management” or the “Investment Manager”) as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Portfolio to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Portfolio. The Valuation Designee

ALGER BALANCED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Portfolio having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act, including money market funds, are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of the last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.
Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche.
Securities in which the Portfolio invests may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of  the foreign markets and the close of  the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of  these securities as of  the close of  the NYSE. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.

ALGER BALANCED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Portfolio. Unobservable inputs are inputs that reflect the Portfolio's own assumptions based on the best information available in these circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The Portfolio's quantitative summary by Level can be found in Note 8.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)
The Portfolio's valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Portfolio may significantly differ from the valuations that would have been assigned by the Portfolio had there been an active market for such securities.

ALGER BALANCED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars and foreign cash.
(c) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.
Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.
(d) Foreign Currency Transactions: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.  The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the accompanying Statement of Operations. There were no realized or unrealized foreign currency gains and losses for the Portfolio during the year ended December 31, 2024.
(e) Lending of  Fund Securities: The Portfolio may lend its securities to financial institutions (other than to the Investment Manager or its affiliates), provided that the market value of the securities loaned will not at any time exceed one third of the Portfolio’s total assets including borrowings, as defined in its prospectus. The Portfolio may earn fees on the securities loaned, which are included in income from securities lending in the accompanying Statement of Operations, if applicable. In order to protect against the risk of  failure by the borrower to return the securities loaned or any delay in the delivery of  such securities, the loan is collateralized by cash or securities that are maintained with the Custodian, in an amount equal to at least 102% of  the current market value of  U.S. loaned securities or 105% for non-U.S. loaned securities. The market value of the loaned securities is determined at the close of each business day of the Portfolio. Any required additional collateral is delivered to the Custodian each day and any excess collateral is returned to the borrower on the next business day. In the event the borrower fails to return the loaned securities when due, the Portfolio may take  the collateral to replace the securities. If  the value of  the collateral is less than the purchase cost of  replacement securities, the Custodian shall be

ALGER BALANCED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

responsible for any shortfall, but only to the extent that the shortfall is not due to any diminution in collateral value, as defined in the securities lending agreement. The Portfolio is required to maintain the collateral in a segregated account and determine its value each day until the loaned securities are returned.  Cash collateral may be invested as determined by the Portfolio. Collateral is returned to the borrower upon settlement of the loan. There were no securities loaned as of December 31, 2024.
(f) Dividends to Shareholders: Dividends and distributions payable to shareholders are recorded by the Portfolio on the ex-dividend date. The Portfolio declares and pays dividends from net investment income, if available, annually. Dividends from net realized gains, offset by any loss carryforward, are declared and paid annually.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Portfolio’s distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income, net realized gain on investment transactions, or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the differences in tax treatment of real estate investment trusts ("REITs") and partnership investments. The reclassifications are done annually at year-end and have no impact on the net asset value of the Portfolio and are designed to present the Portfolio’s capital accounts on a tax basis.
(g) Federal Income Taxes: It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code Subchapter M applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Provided that the Portfolio maintains such compliance, no federal income tax provision is required.
FASB Accounting Standards Codification 740 – Income Taxes (“ASC 740”) requires the Portfolio to measure and recognize in its financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. No tax years are currently under investigation. The Portfolio files income tax returns in the U.S. Federal jurisdiction, as well as the New York State and New York City jurisdictions. The statute of limitations on the Portfolio's tax returns remains open for the tax years 2020-2023. Alger Management does not believe there are any uncertain tax positions that require recognition of a tax liability.
(h) Allocation Methods: The Fund accounts separately for the assets, liabilities and operations of the Portfolio. Expenses directly attributable to the Portfolio are

ALGER BALANCED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

charged to the Portfolio’s operations; expenses which are applicable to all Portfolios are allocated among them based on net assets.
(i) Segment Reporting: During the year ended December 31, 2024, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses and, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance. The Principal Executive Officer of the Fund, acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Investment Manager.
(j) Estimates: These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, which require using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates. All such estimates are of a normal recurring nature.
NOTE 3 — Investment Advisory Fees and Other Transactions with Affiliates:

(a) Investment Advisory Fees: Fees incurred by the Portfolio, pursuant to the provisions of the Fund's Investment Advisory Agreement with the Investment Manager, are payable monthly and computed based on the following annual rates. The actual rate paid as a percentage of average daily net assets, for the year ended December 31, 2024, is set forth below under the heading “Actual Rate”:

	Tier 1	Tier 2	Actual Rate
Alger Balanced Portfolio(a)	0.71%	0.55%	0.71%

(a)	Tier 1 rate is paid on assets up to $1 billion and Tier 2 rate is paid on assets in excess of $1 billion.
(b) Administration Fees: Fees incurred by the Portfolio, pursuant to the provisions of the Fund's Fund Administration Agreement with the Investment Manager, are payable monthly and computed based on the average daily net assets of the Portfolio at the annual rate of 0.0275%.

ALGER BALANCED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

(c) Brokerage Commissions: During the year ended December 31, 2024, the Portfolio did not pay Fred Alger & Company, LLC, the Fund's distributor and affiliate of Alger Management (the "Distributor"), in connection with securities transactions.
(d) Shareholder Administrative Fees: The Fund has entered into a Shareholder Administrative Services Agreement with Alger Management to compensate Alger Management for providing administrative oversight of  the Fund’s transfer agent, and for other related services. The Portfolio compensates Alger Management at the annual rate of  0.01% of  the average daily net assets for these services.
(e) Trustee Fees: Each trustee who is not an “interested person” of  the Fund, as defined in the 1940 Act (“Independent Trustee”), receives a fee of  $165,400 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex, plus travel expenses incurred for attending board meetings.  The term “Alger Fund Complex” refers to the Fund, The Alger Institutional Funds, The Alger Funds II, The Alger Funds, Alger Global Equity Fund (formerly Alger Global Focus Fund) and The Alger ETF Trust, each of  which is a registered investment company managed by Alger Management. The Independent Trustee appointed as Chair of  the Board receives additional compensation of  $22,000 per annum paid pro rata based on net assets by each fund in the Alger Fund Complex. Additionally, each member of the Audit Committee receives a fee of $13,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex.
The Board has adopted a policy requiring Independent Trustees to receive a minimum of 10% of their annual compensation in shares of one or more of the funds in the Alger Fund Complex.
(f) Interfund Trades: The Portfolio may engage in purchase and sale transactions with other funds advised by Alger Management or sub-advised by Weatherbie Capital LLC or Redwood Investments, LLC, affiliates of Alger Management. For the year ended December 31, 2024, there were no interfund trades.
(g) Interfund Loans: The Portfolio, along with other funds in the Alger Fund Complex, may borrow money from and lend money to each other for temporary or emergency purposes. To the extent permitted under its investment restrictions, the Portfolio may lend uninvested cash in an amount up to 15% of  its net assets to other funds in the Alger Fund Complex. If  the Portfolio has borrowed from other funds in the Alger Fund Complex and has aggregate borrowings from all sources that exceed 10% of  the Portfolio's total assets, the Portfolio will secure all of its loans from other funds in the Alger Fund Complex. The interest rate charged on interfund loans is equal to the average of the overnight U.S. Treasury money market rate and bank loan rate available to the Portfolio. There were no interfund loans outstanding as of December 31, 2024.

ALGER BALANCED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

During the year ended December 31, 2024, the Portfolio earned interfund loan interest income of $600 and incurred interfund loan interest expense of $194, which are included in interest income and interest expense, respectively, in the accompanying Statement of Operations.
(h) Other Transactions with Affiliates: Certain officers and one Trustee of the Fund are directors and/or officers of Alger Management, the Distributor, or their affiliates. No shares of the Portfolio were held by Alger Management and its affiliated entities as of December 31, 2024.
NOTE 4 — Securities Transactions:

The following summarizes the securities transactions by the Portfolio, other than U.S. Government securities, and short-term securities, for the year ended December 31, 2024:

	PURCHASES	SALES
Alger Balanced Portfolio	$6,531,864	$9,686,769
NOTE 5 — Borrowings:

The Portfolio may borrow from the Custodian on an uncommitted basis. The Portfolio pays the Custodian a market rate of interest, generally based upon a rate of return with respect to each respective currency borrowed, taking into consideration relevant overnight and short-term reference rates and the range of distribution between and among the interest rates paid on deposits to other institutions, less applicable commissions, if any. Borrowings from the Custodian, if any, are included in Bank overdraft in the Statement of Assets and Liabilities. The Portfolio may also borrow from other funds in the Alger Fund Complex, as discussed in Note 3(g). For the year ended December 31, 2024, the Portfolio had the following borrowings from the Custodian and other funds in the Alger Fund Complex:

	AVERAGE DAILY BORROWING	WEIGHTED AVERAGE INTEREST RATE
Alger Balanced Portfolio	$8,245	6.36%
The highest amount borrowed by the Portfolio from the Custodian and other funds in the Alger Fund Complex during the year ended December 31, 2024 was as follows:

HIGHEST BORROWING
Alger Balanced Portfolio	$1,287,000

ALGER BALANCED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

NOTE 6 — Share Capital:

The Portfolio has an unlimited number of authorized shares of beneficial interest of $.001 par value. During the year ended December 31, 2024 and the year ended December 31, 2023, transactions of shares of beneficial interest were as follows:

	FOR THE YEAR ENDED December 31, 2024		FOR THE YEAR ENDED December 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Balanced Portfolio
Class I-2:
Shares sold	210,737	$4,429,355	175,367	$3,078,898
Dividends reinvested	5,199	116,250	50,795	954,446
Shares redeemed	(402,701)	(8,480,238)	(434,005)	(7,649,374)
Net decrease	(186,765)	$(3,934,633)	(207,843)	$(3,616,030)
NOTE 7 — Income Tax Information:

The tax character of distributions paid during the year ended December 31, 2024 and the year ended December 31, 2023 was as follows:

	FOR THE YEAR ENDED December 31, 2024	FOR THE YEAR ENDED December 31, 2023
Alger Balanced Portfolio
Distributions paid from:
Ordinary Income	$—	$787,651
Long-term capital gains	116,250	166,795
Total distributions paid	$116,250	$954,446
As of December 31, 2024, the components of accumulated earnings (losses) on a tax basis were as follows:

Alger Balanced Portfolio
Undistributed ordinary income	$849,448
Undistributed long-term gains	2,537,545
Net accumulated earnings	3,386,993
Capital loss carryforwards	—
Late year ordinary income losses	—
Net unrealized appreciation	29,574,042
Total accumulated earnings	$32,961,035
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is determined annually and is attributable primarily to the tax deferral of losses on wash sales, U.S. Internal Revenue Code Section 988 currency transactions, tax treatment of partnership investments, the

ALGER BALANCED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

realization of unrealized appreciation of passive foreign investment companies, and the return of capital from real estate investment trust investments.
The Portfolio accrues tax on unrealized gains in foreign jurisdictions that impose a foreign capital tax, if applicable.
Permanent differences, primarily from net operating losses and real estate investment trusts and partnership investments sold by the Portfolio, resulted in the following reclassifications among the Portfolio's components of net assets at December 31, 2024:

Alger Balanced Portfolio
Distributable earnings	$(7,199)
Paid-in Capital	$7,199
NOTE 8 — Fair Value Measurements:

The following is a summary of the inputs used as of December 31, 2024 in valuing the Portfolio's investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with its  investments, the Portfolio has determined that presenting them by security type and sector is appropriate.

Alger Balanced Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$4,393,602	$4,393,602	$—	$—
Consumer Discretionary	3,622,369	3,622,369	—	—
Consumer Staples	2,804,451	2,804,451	—	—
Energy	1,845,426	1,845,426	—	—
Financials	6,550,126	6,550,126	—	—
Healthcare	5,159,968	5,159,968	—	—
Industrials	2,699,963	2,699,963	—	—
Information Technology	14,924,827	14,924,827	—	—
Materials	778,503	778,503	—	—
Utilities	714,880	714,880	—	—
TOTAL COMMON STOCKS	$43,494,115	$43,494,115	$—	$—
CORPORATE BONDS
Communication Services	483,958	—	483,958	—
Consumer Discretionary	1,978,583	—	1,978,583	—
Consumer Staples	998,169	—	998,169	—
Energy	494,598	—	494,598	—
Financials	2,006,650	—	2,006,650	—
Healthcare	4,459,449	—	4,459,449	—
Industrials	1,493,064	—	1,493,064	—
Information Technology	2,181,275	—	2,181,275	—
Materials	509,492	—	509,492	—

ALGER BALANCED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

Alger Balanced Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Utilities	$504,732	$—	$504,732	$—
TOTAL CORPORATE BONDS	$15,109,970	$—	$15,109,970	$—
MASTER LIMITED PARTNERSHIP
Energy	227,885	227,885	—	—
REAL ESTATE INVESTMENT TRUST
Real Estate	1,302,502	1,302,502	—	—
U.S. GOVERNMENT BONDS	1,037,517	—	1,037,517	—
TOTAL INVESTMENTS IN SECURITIES	$61,171,989	$45,024,502	$16,147,487	$—
NOTE 9 — Principal Risks:

Investing in the stock market involves risks, including the potential loss of principal. The value of the securities owned by the Portfolio, like other investments, may move up or down, sometimes rapidly and unpredictably. Portfolio shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Portfolio dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases and similar public health threats, recessions, or other events could have a significant impact on investments. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. The risks of  investing in fixed-income securities include sensitivity to interest rate and credit rating changes, call risk, increased volatility for lower rated securities, and pre-payment risk. Income-producing securities may cut or fail to declare dividends due to market downturns or for other reasons. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. At times, the Portfolio may hold a large cash position, which may underperform relative to equity securities.
NOTE 10 — Subsequent Events:

Management of the Portfolio has evaluated events that have occurred subsequent to December 31, 2024, through the issuance date of the Financial Statements. No material events have been identified which require recognition and/or disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Alger Balanced Portfolio and the Board of Trustees of The Alger Portfolios:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Alger Balanced Portfolio, (the "Portfolio") one of the portfolios constituting The Alger Portfolios, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on the Portfolio's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers. When replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
New York, New York
February 19, 2025
We have served as the auditor of one or more investment companies within the Alger group of investment companies since 2009.

THE ALGER PORTFOLIOS
OTHER INFORMATION (Unaudited)

Proxy Voting Policies

A description of the policies and procedures the Portfolio uses to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 992-3863 or online on the Portfolio's website at http://www.alger.com or on the SEC’s website at http://www.sec.gov.
Fund Holdings

The Board has adopted policies and procedures relating to disclosure of the Porfolio's securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Portfolio.
Generally, the policies prohibit the release of information concerning portfolio holdings, which have not previously been made public, to individual investors, institutional investors, intermediaries that distribute the Portfolio's shares and other parties which are not employed by the Investment Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Portfolio) are acceptable.
The Portfolio files its complete schedule of portfolio holdings with the SEC semi-annually in financial statements on Form N-CSR and after the first and third fiscal quarters as an exhibit to its reports on Form N-PORT. The Portfolio's Forms N-CSR and N-PORT are available online on the SEC’s website at www.sec.gov.
In addition, the Portfolio makes publicly available its month-end top 10 holdings with a 10 day lag and its month-end full portfolio with a 60 day lag on its website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.
In accordance with the foregoing, the Portfolio provides portfolio holdings information to third parties including financial intermediaries and service providers who need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Portfolio will communicate with these third parties to confirm that they understand the Portfolio's policies and procedures regarding such disclosure. These agreements must be approved by the Fund's Chief Compliance Officer.
The Board periodically reviews a report disclosing the third parties to whom the Portfolio's holdings information has been disclosed and the purpose for such

THE ALGER PORTFOLIOS
OTHER INFORMATION (Unaudited) (Continued)

disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Portfolio and its shareholders.
In addition to material the Portfolio routinely provides to shareholders, the Investment Manager may make additional statistical information available regarding the Alger Family of Funds.
Such information may include, but not be limited to, relative weightings and characteristics of the Portfolio versus an index (such as P/E ratio, alpha, beta, capture ratio, maximum drawdown, standard deviation, EPS forecasts, Sharpe ratio, information ratio, R-squared, and market cap analysis), security specific impact on overall portfolio performance, month-end top ten contributors to and detractors from performance, portfolio turnover, and other similar information. Shareholders should visit www.alger.com or may also contact the Portfolio at (800) 992-3863 to obtain such information.

THE ALGER PORTFOLIOS

100 Pearl Street, 27th Floor
New York, NY 10004
(800) 992-3863
www.alger.com
Investment Manager

Fred Alger Management, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Distributor

Fred Alger & Company, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Transfer Agent and Dividend Disbursing Agent

UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
Custodian

The Bank of New York
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza
New York, NY 10112
This report is submitted for the general information of the shareholders of the Alger Balanced Portfolio. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Portfolio, which contains information concerning the Portfolio’s investment policies, fees and expenses as well as other pertinent information.

Inspired by Change, Driven by Growth.

BalancedAR

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Item 9. Proxy Disclosures for Open-End Management Investment Companies.
The Alger Portfolios – Proxy Results
A special meeting of shareholders was held on August 16, 2024, for shareholders of record as of June 13, 2024, to elect Trustees to the Funds' Board.
Shareholders approved the Trustees* as follows:

	Votes For	Votes Withheld	Abstentions	Broker Non-Votes
Jean Brownhill	25,472,345.773	738,637.329	0	N/A
Susan L. Moffet	25,505,979.895	705,003.207	0	N/A
Jay C. Nadel	25,412,282.978	798,700.125	0	N/A
David Rosenberg	25,114,732.867	1,096,250,235	0	N/A
* Denotes Trust-wide proposal and voting results.
The other Trustees of the Trust had previously been elected by shareholders and, therefore, were not seeking election at the special meeting.  These Trustees are Hilary M. Alger, Charles F. Baird, Jr., and Nathan E. Saint-Amand.

Item 10. Remuneration Paid to Directors,Officers, and Others of Open-End Management Investment Companies

Remuneration paid to directors, officers and others is included in the Statement of Operations under the line items “Trustee fees” and “Investment advisory fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

Alger Capital Appreciation Portfolio
Alger Large Cap Growth Portfolio
Alger Growth & Income Portfolio
Alger Mid Cap Growth Portfolio
Alger Small Cap Growth Portfolio
Alger Balanced Portfolio
(each, a “Fund”)
At a meeting held on September 17, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of The Alger Portfolios (the “Trust”), including a majority of the trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), reviewed and approved the continuation of the investment advisory agreement between Fred Alger Management, LLC (“Alger” or the “Manager”) and the Trust, on behalf of each Fund (the “Management Agreement”), for an additional one-year period.
In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager and its representatives at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information the Manager provided in response to a request for information Independent Trustee counsel submitted to the Manager on behalf of the Independent Trustees in connection with the Board’s annual contract consideration, as well as information provided in response to a supplemental request from Independent Trustee counsel on behalf of the Independent Trustees. The materials for the Meeting included reports that included extensive analyses of the Funds and the Manager from FUSE Research Network LLC (“FUSE”), an independent consulting firm. The Board also received a presentation from FUSE representatives at the Meeting and, among other things, received a description of the methodology FUSE used to select the mutual funds included in each Fund’s Peer Universe and Peer Group (as described below). At a prior meeting held on September 3, 2024, the Independent Trustees met with representatives from FUSE to discuss an overview and the methodology of the reports prepared by FUSE.
The Independent Trustees received advice from, and met separately with, their Independent Trustee counsel in considering whether to approve the continuation of the Management Agreement.  The Independent Trustees also received a memorandum from Independent Trustee counsel discussing the legal standards and their duties in considering the continuation of the Management Agreements, and counsel reviewed those standards with the Independent Trustees during

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

their separate meeting. The Independent Trustees also met separately with senior management of Alger, during which time the Independent Trustees discussed various matters related to proposed continuation of the Management Agreements.
The Board reviewed the materials provided and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the short- and long-term investment performance of each Fund; (iii) the costs of the services the Manager provided and profits it realized; (iv) the extent to which the Manager realizes economies of scale as a Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund shareholders.  The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered. The Board considered the information provided to it about the Funds together, and with respect to each Fund separately, as the Board deemed appropriate.
In the discussions that follow, reference is made to the “median” in the Peer Group and Peer Universe categories.  With respect to performance, below median performance represents performance that is worse relative to the median, and above median performance represents performance that is better relative to the median of the funds in the relevant Performance Universe.  With respect to expenses, below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the relevant Expense Group (as described below).  FUSE information is calculated on a share class basis.  References appearing below with regard to a Fund’s performance results and comparative fees and expenses generally relate to Class I-2 shares of the Fund.
In particular, in approving the continuance of the Management Agreement, the Board considered the following factors:
Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager to the Funds. This information included, among other things, the qualifications, background and experience of the professional personnel who perform services for the Funds; the structure of investment professional compensation; oversight of third-party service providers; short- and long-term investment performance, fee and expense information; fees and payments to affiliates and intermediaries for fund administration, transfer agency and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager; and the range of advisory fees the Manager charges to other funds and

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

accounts under its management, including the Manager’s explanation of differences among such funds and accounts and the Funds, where relevant. The Board noted that it received information at regular meetings throughout the year regarding the services rendered by the Manager concerning the management of each Fund’s affairs, including certain portfolio manager presentations, and Alger’s role in coordinating and overseeing providers of other services to the Funds. The Board also noted the work undertaken by the Manager with respect to implementing new regulatory requirements applicable to the Funds.
The Board noted Alger’s history and expertise in the “growth” style of investment management, as well as Alger’s consistency in applying its “growth” style investment philosophy and process. The Board noted the length of time the Manager has provided services as an investment adviser to each Fund.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a Fund that is part of the Alger Family of Funds. The Board noted the continuing strong financial position of the Manager and its commitment to its fund, and overall business.
Following consideration of such information, the Trustees determined that they remain satisfied with the nature, extent and quality of services provided by the Manager to the Funds under the Management Agreement.
Fund Performance

The Board reviewed and considered the performance results of each Fund over various time periods ended June 30, 2024. The Board considered the performance returns for each Fund in comparison to the performance returns of a universe of mutual funds deemed comparable to the Fund based on various investment, operational, and pricing characteristics (“Peer Universe”), and a group of mutual funds from within such Peer Universe deemed comparable to the Fund based primarily on investment strategy similarity (“Peer Group”), each as selected by FUSE, as well as to the Fund’s benchmark index. The Board noted the Manager’s statement that long-term performance could be impacted by one period of significant outperformance or underperformance.
The Board also reviewed and considered Fund performance reports provided by management and discussions that occurred with investment personnel and Alger senior management at Board meetings throughout the year. The Board further noted that representatives of Alger review with the Trustees the recent and longer-term performance of each Fund, including contributors to, and detractors from, Fund performance at every quarterly meeting of the Board throughout the year. In considering the Funds’ performance generally, the Board observed the Manager’s consistency in implementing its growth style investment process and philosophy for the Funds and considered how a strategy’s “growthiness” as compared to peers can impact relative performance results, even among comparisons that either FUSE or the Manager already have identified as having

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

growth characteristics. In this regard, the Board considered information provided by FUSE on a Fund’s “style factor,” reflecting a three-year average of Morningstar’s Raw Growth-Value score to indicate a value or growth bias as compared to the Fund’s Peer Group and benchmark.
The Trustees concluded that each Fund’s performance was acceptable, noting their discussions with senior management of Alger related to Fund performance and the factors that impacted Fund performance, where applicable. Further discussion of the Board’s considerations with respect to each Fund’s performance is set forth below.
Alger Capital Appreciation Portfolio. The Board noted that the Fund’s annualized total return for the one-, three-, five-, and 10-year periods outperformed or was at the median of its Peer Group. The Board also noted that the Fund’s annualized total return for the one-year period was in the first quartile of its Peer Universe and for the three-, five- and 10-year periods was in the second quartile of its Peer Universe.
Alger Large Cap Growth Portfolio. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods underperformed the median of its Peer Group. The Board also noted that the Fund’s annualized total return for the one- and five-year periods was in the third quartile of its Peer Universe, and for the three- and 10-year period was in the fourth quartile of its Peer Universe. The Board considered FUSE’s commentary that the Fund is among the “growthiest” products within the large growth universe and that this has negatively impacted relative performance.
Alger Growth & Income Portfolio. The Board noted that the Fund’s annualized total return for the one- and 10-year periods underperformed the median of its Peer Group, and for the three- and five-year periods outperformed the median of its Peer Group. The Board also noted that the Fund’s annualized total return for the one-year period was in the second quartile of its Peer Universe, and for the three-, five-, and 10-year periods was in the first quartile of its Peer Universe.
Alger Mid Cap Growth Portfolio. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was at the median or underperformed its Peer Group. The Board also noted that the Fund’s annualized total return for the one-year period was in the second quartile of its Peer Universe, for the three-year period was in the fourth quartile, and for the five- and 10-year periods was in the third quartile of its Peer Universe. In this regard, the Board considered FUSE’s commentary that the Fund is among the “growthiest” funds in its Peer Universe and that there was a direct correlation to outperformance for mid cap growth funds with a lower growth style factor.
Alger Small Cap Growth Portfolio. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods underperformed the median of its Peer Group. The Board also noted that the Fund’s annualized total

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

return for the one-year period was in the third quartile of its Peer Universe, and for the three-, five-, and 10-year periods was in the fourth quartile of its Peer Universe. The Board considered FUSE’s commentary that (i) sector bets and a growth bias contributed to the Fund’s underperformance and (ii) during the last three years, the Fund ranked above average in terms of “growthiness” as compared to its peers and funds with a lower growth bias have outperformed peers during the last three years. The Board further considered its discussions with senior management of Alger related to the Fund’s performance and the factors that impacted the Fund’s performance.
Alger Balanced Portfolio. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods outperformed the median of its Peer Group. The Board also noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was in the first quartile of its Peer Universe.
Comparative Fees and Expenses

For each Fund, the Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to Alger in light of the nature, extent and quality of the services provided by Alger pursuant to the Management Agreement and considered the actual fee rate (after taking any waivers and reimbursements into account) payable by the Fund (the “Actual Management Fee”). The Board also reviewed and considered fee waiver and/or expense reimbursement arrangements for certain Funds where Alger has contractually agreed to waive fees or reimburse expenses of such Funds in an amount corresponding to the management fee borne by such Funds as an investor in any underlying Alger-sponsored fund.  Additionally, the Board received and considered information comparing each Fund’s Contractual Management Fee, Actual Management Fee and overall expenses, including administrative fees payable to Alger, with those of the funds in the Peer Group provided by FUSE.  The Board reviewed the methodology used by FUSE in calculating expense information, including that, for purposes of the comparisons below, the Contractual Management Fee used by FUSE for the Fund and peers includes the advisory fee and administrative fee (if a fund reports both). The Board considered limitations with respect to the comparative fee and expense information included in the reports prepared by FUSE, including that the reports reflected information for a specific period and that historical asset levels and expenses may differ from current levels.
The Board discussed the factors that could contribute to each Fund’s Contractual Management Fee, Actual Management Fee or total expenses being above or below the median of the Fund’s Peer Group. The Board concluded that the Contractual Management Fee charged to each Fund, is reasonable in relation to the services rendered by the Manager and is the product of arm’s length

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

negotiations. Further discussion of the Board’s considerations with respect to each Fund’s comparative fees and expenses is set forth below.
Alger Capital Appreciation Portfolio. The Board noted that the Fund’s Contractual Management Fee and total expenses were above the median and in the fourth (most expensive) quartile of its Peer Group. In this regard, the Board considered the Fund’s top quartile performance.
Alger Large Cap Growth Portfolio. The Board noted that the Fund’s Contractual Management Fee and total expenses were above the median and in the third quartile of its Peer Group.
Alger Growth & Income Portfolio. The Board noted that the Fund’s Contractual Management Fee was below the median and in the first (least expensive) quartile of its Peer Group, and that the total expenses were above the median and in the fourth (most expensive) quartile of its Peer Group. The Board noted FUSE’s remarks that the Fund’s level of total expenses relative to peers is likely due to its relatively small asset base.
Alger Mid Cap Growth Portfolio. The Board noted that the Fund’s Contractual Management Fee and total expenses were above the median and in the third quartile of its Peer Group.
Alger Small Cap Growth Portfolio. The Board noted that the Fund’s Contractual Management Fee was below the median and in the second quartile of its Peer Group, and that the total expenses were above the median and in the third quartile of its Peer Group.
Alger Balanced Portfolio. The Board noted that the Fund’s Contractual Management Fee and total expenses were above the median and in the fourth (most expensive) quartile of its Peer Group. In this regard, the Board considered the Fund’s top quartile performance.
In connection with its consideration of each Fund’s fees payable under the Management Agreement, the Board also received information on the range of fees charged by the Manager for funds and accounts of a similar investment strategy to each Fund that are under its management. The Board noted management’s explanation that comparisons with such accounts may be of limited relevance given the different structures and regulatory requirements of mutual funds, such as the Funds, versus those accounts and the differences in the levels of services required by the Funds as compared to those accounts.
Profitability

The Board reviewed and considered information regarding the profits realized by Alger in connection with the operation of each Fund. In this respect, the Board considered overall profitability as well as the profits of Alger in providing investment management and other services to each Fund during the year ended

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

June 30, 2024. The Board also noted management’s representations that the Manager is not profitable with respect to certain Funds. The Board also reviewed the profitability methodology and any changes thereto, noting that management maintains a consistent methodology year to year. The Board considered FUSE’s view that Alger’s expense allocation policies are reasonable and align with accepted industry practices. The Board also reviewed Alger’s profitability in comparison to certain investment advisory peers, noting related limitations with respect to such comparison.
The Board also considered the extent to which the Manager might derive ancillary benefits from Fund operations, including, for example, through soft dollar arrangements. Based upon its consideration of all these factors, the Trustees concluded that the level of profits realized by Alger and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale

For each Fund, the Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of Fund shareholders. The Board noted the existence of management fee breakpoints for Alger Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio, Alger Small Cap Growth Portfolio, Alger Capital Appreciation Portfolio and Alger Balanced Portfolio, which are designed to share economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that the overall size of Alger allows it to realize other economies of scale, such as with office space, purchases of technology, and other general business expenses, including with respect to Funds that did not have management fee breakpoints.
The Trustees concluded that for each Fund, to the extent economies of scale may be realized by Alger, the benefits of such economies of scale would be shared with the Fund and its shareholders as the Fund grows, including through the management fee breakpoints in place for applicable Funds.
Conclusion

The Board’s consideration of the Management Agreement for each Fund also had the benefit of a number of years of reviews of the Management Agreement, during which lengthy discussions took place between the Board and representatives of the Manager.  Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the Fund’s arrangements in prior years.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including the Independent Trustees voting separately, unanimously approved the continuation of the Management Agreement for an additional one-year period.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to these procedures.

ITEM 16. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS.

(a)(1)	Code of Ethics
(a)(2)	Not applicable.
(a)(3)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 19(a)(3) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Portfolios

By:	/s/ Hal Liebes
Name:	Hal Liebes
Title:	Principal Executive Officer
Date:	February 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hal Liebes
Name:	Hal Liebes
Title:	Principal Executive Officer
Date:	February 19, 2025

By:	/s/ Michael D. Martins
Name:	Michael D. Martins
Title:	Principal Financial Officer
Date:	February 19, 2025